Securities Act Registration No 333-206889
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 3	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 176	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X ] on May 1, 2018 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Direction Variable Annuity

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
May 1, 2018	Lincoln, NE 68510

This prospectus describes the Direction Variable Annuity (the "Policy"). The Policy is a flexible premium deferred variable annuity offered by Ameritas Life Insurance Corp. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. The Policy also provides optional riders for you to select from to meet your particular needs. Ask your sales representative or us which of these riders are available in your state. As an annuity, the Policy provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

Ameritas Life

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy. Ameritas Life is a life insurance company that offers life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans. We are responsible for providing the insurance and annuity benefits described in this prospectus. The guarantees are obligations of our general account and are subject to the claims paying ability of Ameritas Life.

The Separate Account

The Ameritas Variable Separate Account VA-2 (the "Separate Account") is a separate account of Ameritas Life. The Separate Account is an investment vehicle in which you may allocate all or part of your premium amount. Premium amounts allocated to the Separate Account are subject to investment risk, including loss of principal. Premium amounts allocated to the Separate Account also allow you the opportunity to grow your investment.

The Subaccounts

The Separate Account is divided into Subaccounts. Each Subaccount corresponds to a single underlying mutual fund portfolio. When you make allocations to the Separate Account, you select the Subaccounts that we credit with Accumulation Units. Accumulation Units are accounting units of measurement similar to shares of a mutual fund portfolio. See the following page for a list of the Subaccounts available in the Policy.

The Fixed Account

The Fixed Account is an account of Ameritas Life that guarantees a fixed interest rate of return. You may allocate part of your premium amount to the Fixed Account. We have the investment risk and guarantee a designated rate of return on your allocations to the Fixed Account. Premium amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of Ameritas Life and claims by creditors of Ameritas Life.

Please Read This Prospectus

This prospectus sets forth information about the Separate Account that you should know before investing. Please keep this prospectus for future reference. Prospectuses for the portfolios underlying each Subaccount are available without charge from your sales representative or from our Service Center.

Additional Information

A Statement of Additional Information dated May 1, 2018 (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge upon written or oral request. The SAI contains additional information about the Policy and is incorporated into this prospectus by reference. You may obtain the SAI by writing or calling us. You also may obtain the SAI by accessing the SEC's website (http://www.sec.gov) where other information regarding the Separate Account is filed electronically. The table of contents for the SAI can be found on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of, or guaranteed by, any bank or financial institution.

The Policy is not insured by the Federal Deposit Insurance Corporation or any other government agency,

and it is subject to investment risk, including the possible loss of principal.

Direction Variable Annuity	1

VARIABLE INVESTMENT OPTIONS

The Subaccounts available in the Policy correspond to the portfolios listed below. See Appendix A for more information about the portfolios.

AB Variable Products Series Fund, Inc.

AB VPS Growth and Income Portfolio

AB VPS Real Estate Investment Portfolio

American Century Investments

American Century VP Income & Growth Fund

American Funds Insurance Series®

American Funds IS Asset Allocation Fund

American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Growth Fund

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS Managed Risk Asset Allocation Fund

American Funds IS New World Fund®

Calvert Variable Products, Inc.

Calvert VP Volatility Managed Growth Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert Variable Series Inc.

Calvert VP SRI Balanced Portfolio

Columbia Funds Variable Insurance Trust

Columbia Variable Portfolio – Strategic Income Fund

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio - Disciplined Core Fund

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - High Yield Bond Fund

Columbia Variable Portfolio - Mid Cap Value Fund

Columbia Variable Portfolio - Overseas Core Fund

Columbia Variable Portfolio - Select Smaller-Cap Value Fund

Deutsche Variable Series II

Deutsche Alternative Asset Allocation VIP

Dreyfus Investment Portfolios

Dreyfus MidCap Stock Portfolio

Dreyfus Small Cap Stock Index Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Index 500 Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Strategic Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Mutual Global Discovery VIP Fund

Franklin Small Cap Value VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Real Estate Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Balanced

Ivy VIP Energy

Ivy VIP Global Growth

Ivy VIP High Income

Ivy VIP International Core Equity

Ivy VIP Mid Cap Growth

Ivy VIP Science and Technology

Ivy VIP Small Cap Core

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

MFS® Variable Insurance Trust

MFS® Growth Series

MFS® New Discovery Series

MFS® Utilities Series

MFS® Variable Insurance Trust II

MFS® Blended Research® Core Equity Portfolio

MFS® Corporate Bond Portfolio

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust III

MFS® Blended Research® Small Cap Equity Portfolio

MFS® Conservative Allocation Portfolio

MFS® Growth Allocation Portfolio

MFS® Moderate Allocation Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Global Strategist Portfolio

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Growth Portfolio

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

Putnam Variable Trust

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio-II

VanEck VIP Trust

VanEck VIP Global Gold Fund

VanEck VIP Global Hard Assets Fund

Direction Variable Annuity	2

TABLE OF CONTENTS

Contacting Us

To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Express mail packages should be sent to our street address, not our P.O. Box address.

Written Notice

The correct form of Written Notice in good order is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website ameritas.com. You may also call us at our toll-free number, and we will send you the form you need and tell you the information we require.

Facsimile Written Notice

To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk that unauthorized persons can manipulate your signature and make changes to your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Checks

Checks should be made payable to "Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	4
POLICY OVERVIEW	5
Policy Operation	5
Tax-Qualified Plans	6
CHARGES	6
Base Policy Charges	6
Optional Rider Charges	7
Portfolio Company Operating Expenses	7
Examples of Expenses	15
FINANCIAL INFORMATION	15
Accumulation Unit Values	15
Financial Statements	15
CHARGES EXPLAINED	17
Surrender Charges	17
Mortality and Expense Risk Charge	17
Administrative Charges	17
Fees Charged by the Portfolios	18
Transfer Fee	18
Waypoint Income Rider Charge	18
Death Benefit Rider Charges	18
Premium Tax Charge	18
Waiver of Certain Charges	18
INVESTMENT OPTIONS	19
Separate Account Variable Investment Options	19
Fixed Account Investment Option	20
Restrictions on Investment Options	21
Transfers	21
Third Party Services	23
Disruptive Trading Procedures	23
Systematic Transfer Programs	24
IMPORTANT POLICY PROVISIONS	25
Policy Application and Issuance	25
Right to Examine Period	26
Your Accumulation Value	27
Telephone Transactions	28
Delay of Payments	28
Beneficiary	28
Minor Owner or Beneficiary	28
Policy Changes	29
Policy Termination	29
Death of Annuitant	29
Optional Riders	29
POLICY DISTRIBUTIONS	30
Withdrawals	30
Death Benefits	32
Annuity Income Benefits	35
Waypoint Income Rider	37
FEDERAL INCOME TAX MATTERS	44
MISCELLANEOUS	46
About Our Company	46
Distribution of the Policies	46
Voting Rights	46
Legal Proceedings	46
APPENDIX A: Variable Investment Options	47
APPENDIX B: Tax-Qualified Plan Disclosures	53
APPENDIX C: Permitted Rider Combinations	59
APPENDIX D: State-Specific Contract Provisions	60
APPENDIX E: Accumulation Unit Values	62
Statement of Additional Information Table of Contents	87
Direction Variable Annuity	3

DEFINED TERMS

Defined terms, other than "we, us, our" and "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are accounting units of measurement used to calculate the Accumulation Value allocated to Subaccounts of the Separate Account. They are similar to shares of a mutual fund. The Policy describes how Accumulation Units are calculated.

Accumulation Value is the value of the Policy before any applicable surrender charge. On the Maturity Date, the Accumulation Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the individual, or individuals if there are joint annuitants, whose life is used to determine the duration of any annuity payments involving life contingencies. While the Annuitant is alive, and prior to the Maturity Date, you, as Owner, may name a new Annuitant by providing us Written Notice, unless the Owner is not a natural person.

Attained Age is age on nearest birthday.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less applicable surrender charges, Policy fees, outstanding loans, and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Fixed Account is an investment account provided by us which is part of our general account. The general account is made up of all of the general assets of the Company, other than those in the Separate Account or other segregated accounts.

Maturity Date is the date annuity payments are scheduled to begin. You may change this date, as permitted by the Policy and described in this prospectus. The earliest date that you may choose is three years after your Policy Date.

Owner, you, your is you - the person, or persons if there are joint owners, named in the application or in the latest change for which we receive Written Notice. The Owner may exercise Policy rights, subject to any assignment and to the rights of any irrevocable beneficiary.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine Policy Years, Policy Months and Policy Anniversaries.

Policy Year/Month/Anniversary is measured from the respective anniversary dates of this Policy.

Pro Rata is allocating a dollar amount among the investment options in proportion to the Accumulation Value in those investment options.

Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Subaccounts are the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying portfolio.

Written Notice is written information we have received that is signed by you and is acceptable to us.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain riders described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Direction Variable Annuity	4

POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Policy is a flexible premium deferred variable annuity.

•	Annuity: a contract between you and us where we promise to make periodic payments in exchange for your premium
•	Variable: the value of your Policy may go up or down based on the performance of the Subaccounts you select
•	Flexible premium: subject to limits, you can make additional premium payments until annuity payments begin
•	Deferred: periodic payments from us do not begin immediately

The Policy has an accumulation period and an annuity income period.

The Policy begins in the accumulation period, during which you may make allocations to the Separate Account or the Fixed Account. You can work with your financial professional to make your allocations, including to specific Subaccounts within the Separate Account. Allocations to the Separate Account involve risk, and you can lose your investment. On the other hand, the Separate Account can provide you with the opportunity to grow your investment.

When the accumulation period ends, the annuity income period begins. During the annuity income period, we will make periodic payments to the person you select. You can select payments that are guaranteed to last for the Annuitant's life or for some other period.

The Policy is tax-deferred.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. During the accumulation period, any earnings that you leave in the Policy are not taxed. However, during the annuity income period, some or all of the payments will be taxable.

The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy and certain riders provide benefits such as lifetime income payments, family protection through death benefits, and guaranteed fees.

POLICY OPERATION

Premiums

•	Minimum initial premium: $25,000
•	Minimum additional premium: $100, or $50 per month if through a regularly billed program
•	Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
•	Prior approval is required for any premium resulting in more than $1 million in total premium for this Policy.

Investment Options

•	Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
•	Fixed Account allocations are invested in our general account, which guarantees a fixed rate of interest.
•	You may transfer among investment options, subject to limits. Dollar cost averaging, portfolio rebalancing , and earnings sweep systematic transfer programs are available.

Withdrawals

•	Surrender charges apply to withdrawals from the base Policy for 7 years after premium is received.
•	Riders with shorter surrender charge schedules are available for an additional charge.
•	Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge.
•	Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
•	Each withdrawal must be at least $250.

Annuity Income

•	Several annuity income options providing guaranteed fixed payments are available.
•	The earliest date that you may begin annuity payments is three years after your Policy Date.

Death Benefit

•	A standard death benefit is paid upon the death of the Owner unless a different death benefit is payable by means of an optional death benefit rider.
•	The standard death benefit is the Accumulation Value if paid before the Maturity Date. After the Maturity Date, your death benefit will depend on the annuity income option selected.
Direction Variable Annuity	5

Other Riders

•	Other optional riders are available and listed in the Important Policy Provisions section.
•	Certain riders have age limitations, can only be elected at Policy issue, and/or may not be available in combination with other riders. See Appendix C for information about permitted rider combinations.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA, SEP, or SIMPLE IRA, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

We may increase current fees, but we guarantee that each current fee will never exceed the corresponding maximum fee.

BASE POLICY CHARGES

The following tables describe the fees, charges and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees, charges and expenses that you will pay at the time you buy the Policy, surrender the Policy, or make transfers between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses
Sales load imposed on purchase payments[1]	None
Surrender charge[2,3]
Completed years since receipt of premium	Surrender charge schedule (as a percentage of premium surrendered)
0	8%
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
Transfer fee[1]
First 15 transfers per Policy Year	None
Each transfer over 15 per Policy Year	$10 per transfer
Premium tax charge[4]	0 to 3.5%
(1) Current and maximum
(2) Current and maximum. Surrender charges are lower in states that prohibit us from charging the maximum rates shown in the chart.
(3) 10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(4) Tax rates and timing of payments vary by state and may change. We do not currently charge for state taxes, though we reserve the right to levy charges for taxes or other economic burdens in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio company fees and expenses.

Annual Fees and Expenses
	Maximum	Current
Annual policy fee[1,2]	$50	$40
Mortality and expense risk charge[3]	1.00%	0.75%
Administrative expense charge[3]	0.35%	0.25%
Total Separate Account annual expenses	1.35%	1.00%
(1) Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(2) Deducted at the end of the Policy Year or upon a total surrender.
(3) Deducted daily from assets allocated to the Separate Account to equal the annual percentage shown.
Direction Variable Annuity	6

OPTIONAL RIDER CHARGES

If you have the applicable optional rider, the next table describes the fees and expenses that you will pay periodically, to equal the annualized charges shown, during the time that you own the Policy.

Optional Rider Charges[1]
	Maximum	Current
Waypoint Income Rider[2,3]
Single Life	2.00%	1.25%
Joint Spousal[4]	2.50%	1.40%
Step-Up Death Benefit Rider[3]	0.50%	0.25%
Return of Premium Death Benefit Rider[3]	0.20%	0.10%
Enhanced Death Benefit Rider[3]	0.40%	0.30%
Minimum Premium Rider[3,5]	0.50%	0.35%
No Surrender Charge Rider[3]	0.60%	0.40%
Four-Year Surrender Charge Rider[3,6]	0.35%	0.20%
Completed years since receipt of premium	Surrender charge schedule[7] (as a percentage of premium surrendered)
0	8%
1	8%
2	8%
3	7%
4+	0%
(1) Charges are a percentage of Accumulation Value, except for the charge for the Waypoint Income Rider which is a percentage of Rider Charge Base. See "Rider Charge Base" in the Waypoint Income Rider section.
(2) Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.
(3) Deducted monthly to equal the annual percentage shown.
(4) Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.
(5) Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
(6) 10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(7) Current and maximum.

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2017 , unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses[1]
	Minimum	Maximum
Before any waivers and reductions	0.35%[2]	2.03 [3]
After any waivers and reductions [5]	0.35%[2]	1.50[4]
(1) Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.
(2) Fidelity VIP Index 500, Service Class 2
(3) VanEck VIP Global Gold Class S Shares (4) PIMCO VIT CommodityRealReturn® Strategy, Advisor Class
(5) Explained in the footnotes to the Portfolio Expenses Table; only those waivers guaranteed for one year after the effective date of each respective fund prospectus are used to determine expenses in this chart.

Direction Variable Annuity	7

The next table shows the total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AB VPS, Class B
Growth and Income	0.55%	0.25%	0.05%	-	0.85%	-	0.85%
Real Estate Investment	0.55%	0.25%	0.50%	-	1.30%	-	1.30%
AMERICAN CENTURY VP, Class II
Income & Growth	0.70%	0.25%	0.01%	-	0.96%	-	0.96%
AMERICAN FUNDS IS
Asset Allocation, Class 2	0.27%	0.25%	0.02%	-	0.54%	-	0.54%
Blue Chip Income and Growth, Class 2	0.39%	0.25%	0.02%	-	0.66%	-	0.66%
Global Growth, Class 2	0.52%	0.25%	0.03%	-	0.80%	-	0.80%
Growth, Class 2	0.33%	0.25%	0.02%	-	0.60%	-	0.60%
Growth-Income, Class 2	0.26%	0.25%	0.02%	-	0.53%	-	0.53%
International, Class 2	0.50%	0.25%	0.04%	-	0.79%	-	0.79%
Managed Risk Asset Allocation, Class P2	0.15%	0.25%	0.26%	0.28%	0.94%	0.05%	0.89%	(1)
New World Fund®, Class 2	0.70%	0.25%	0.06%	-	1.01%	-	1.01%
CALVERT VARIABLE PRODUCTS (CVP), Class F
VP Volatility Managed Growth	0.54%	0.25%	0.08%	0.10%	0.97%	0.04%	0.93%	(1)
VP Volatility Managed Moderate Growth	0.54%	0.25%	0.12%	0.09%	1.00%	0.08%	0.92%	(1)
VP Volatility Managed Moderate	0.54%	0.25%	0.10%	0.08%	0.97%	0.06%	0.91%	(1)
CALVERT VARIABLE SERIES (CVS), Class F
VP SRI Balanced	0.53%	0.25%	0.62%	-	1.40%	0.33%	1.07%	(1)
COLUMBIA VARIABLE INSURANCE TRUST, Class 2
VP Strategic Income	0.60%	0.25%	0.18%	-	1.03%	0.11%	0.92%	(1)
COLUMBIA VARIABLE SERIES TRUST II, Class 2
VP Disciplined Core	0.63%	0.25%	0.03%	-	0.91%	-	0.91%	(2)
VP Emerging Markets	1.09%	0.25%	0.11%	-	1.45%	-	1.45%	(2) (3)
VP High Yield Bond	0.65%	0.25%	0.11%	-	1.01%	0.04%	0.97%	(1)
VP Mid Cap Value	0.82%	0.25%	0.08%	-	1.15%	0.05%	1.10%	(1) (2)
VP Overseas Core	0.84%	0.25%	0.06%	-	1.15%	-	1.15%	(2)
VP Select Smaller-Cap Value	0.87%	0.25%	0.18%	-	1.30%	-	1.30%	(2)
DEUTSCHE VS II, Class B
Alternative Asset Allocation VIP	0.46%	0.25%	0.22%	0.72%	1.65%	0.50%	1.15%	(1)
DREYFUS, Service Shares
MidCap Stock	0.75%	0.25%	0.12%	-	1.12%	-	1.12%
Small Cap Stock Index	0.35%	0.25%	0.03%	-	0.63%	0.03%	0.60%	(1)
FIDELITY® VIP, Service Class 2
Contrafund®	0.54%	0.25%	0.08%	-	0.87%	-	0.87%
Government Money Market	0.18%	0.25%	0.08%	-	0.51%	-	0.51%
Index 500	0.045%	0.25%	0.055%	-	0.35%	-	0.35%
Investment Grade Bond	0.31%	0.25%	0.10%	-	0.66%	-	0.66%
Mid Cap	0.54%	0.25%	0.09%	-	0.88%	-	0.88%
Strategic Income	0.56%	0.25%	0.12%	-	0.93%	-	0.93%	(1)
FTVIPT, Class 2
Franklin Income VIP	0.45%	0.25%	0.02%	0.02%	0.74%	0.02%	0.72%	(1)
Franklin Mutual Global Discovery VIP	0.94%	0.25%	0.07%	0.01%	1.27%	-	1.27%	(1)
Franklin Small Cap Value VIP	0.63%	0.25%	0.03%	0.01%	0.92%	0.01%	0.91%	(1)
Templeton Foreign VIP	0.77%	0.25%	0.05%	0.02%	1.09%	0.01%	1.08%	(1)
Templeton Global Bond VIP	0.46%	0.25%	0.07%	0.07%	0.85%	0.07%	0.78%	(1)
INVESCO V.I., Series II
American Value	0.67%	0.25%	0.22%	-	1.14%	-	1.14%
Diversified Dividend	0.47%	0.25%	0.18%	0.02%	0.92%	0.01%	0.91%	(1)
Global Real Estate	0.75%	0.25%	0.27%	-	1.27%	-	1.27%
Direction Variable Annuity	8

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
IVY VIP, Class II
Asset Strategy	0.70%	0.25%	0.07%	-	1.02%	-	1.02% (1)
Balanced	0.70%	0.25%	0.06%	-	1.01%	-	1.01%
Energy	0.85%	0.25%	0.09%	-	1.19%	-	1.19%
Global Growth	0.85%	0.25%	0.07%	-	1.17%	0.04%	1.13% (2)
High Income	0.60%	0.25%	0.06%	-	0.91%	-	0.91%
International Core Equity	0.85%	0.25%	0.06%	-	1.16%	-	1.16%
Mid Cap Growth	0.85%	0.25%	0.05%	-	1.15%	0.05%	1.10% (2)
Science and Technology	0.85%	0.25%	0.05%	-	1.15%	-	1.15%
Small Cap Core	0.85%	0.25%	0.05%	-	1.15%	-	1.15%
JANUS, Service Shares
Henderson Flexible Bond	0.49%	0.25%	0.11%	-	0.85%	-	0.85% (1) (2)	(3)
MFS® VIT, Service Class
Growth	0.71%	0.25%	0.05%	-	1.01%	-	1.01%
New Discovery	0.90%	0.25%	0.07%	-	1.22%	0.03%	1.19% (1)
Utilities	0.73%	0.25%	0.07%	-	1.05%	-	1.05%
MFS® VIT II, Service Class
Blended Research® Core Equity	0.40%	0.25%	0.06%	-	0.71%	-	0.71%
Corporate Bond	0.60%	0.25%	0.08%	-	0.93%	0.05%	0.88% (1)
Government Securities	0.55%	0.25%	0.05%	-	0.85%	-	0.85%
MFS® VIT III, Service Class
Blended Research® Small Cap Equity	0.40%	0.25%	0.13%	-	0.78%	-	0.78%
Conservative Allocation	-	0.25%	0.02%	0.68%	0.95%	-	0.95%
Growth Allocation	-	0.25%	0.03%	0.80%	1.08%	-	1.08%
Moderate Allocation	-	0.25%	0.01%	0.74%	1.00%	-	1.00%
MORGAN STANLEY VIF, Class II
Global Strategist	0.75% (1)	0.25%	0.67% (2)	0.01% (3)	1.68%	0.67%	1.01% (4)
NEUBERGER BERMAN AMT, Class S
Mid Cap Growth	0.84%	0.25%	0.11%	-	1.20%	0.09%	1.11% (1)	(2)
Mid Cap Intrinsic Value	0.85%	0.25%	0.16%	-	1.26%	-	1.26% (3)
PIMCO VIT, Advisor Class
CommodityRealReturn® Strategy	0.74%	0.25%	0.51%	0.14%	1.64%	0.14%	1.50% (1) (2)	(3)
Emerging Markets Bond	0.85%	0.25%	-	-	1.10%	-	1.10%
Low Duration	0.50%	0.25%	-	-	0.75%	-	0.75%
Real Return	0.50%	0.25%	0.39%	-	1.14%	-	1.14% (4)
Short-Term	0.45%	0.25%	0.15%	-	0.85%	-	0.85% (5)
PUTNAM VT, Class IB
Global Asset Allocation	0.59%	0.25%	0.27%	-	1.11%	-	1.11%
Global Health Care	0.62%	0.25%	0.16%	-	1.03%	-	1.03%
T. ROWE PRICE
Blue Chip Growth-II	0.85%	0.25%	-	-	1.10%	-	1.10%
VANECK VIP, Class S Shares
Global Gold	0.75%	0.25%	1.03%	-	2.03%	0.58%	1.45% (1)
Global Hard Assets	1.00%	0.25%	0.09%	-	1.34%	-	1.34% (1)

American Funds (1) The investment adviser is currently reimbursing a portion of other expenses for each share class. This reimbursement will be in effect through at least May 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
Calvert (1) Calvert Research and Management ("CRM") has agreed to reimburse the expenses of the portfolios listed below to the extent that Total Portfolio Fees exceed the following:
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
VP SRI Balanced, Class F	1.07%
This expense reimbursement will continue through April 30, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
Columbia (1) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2019, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.92% for Strategic Income, 0.97% for High Yield Bond, and 1.10% for Mid Cap Value.
Direction Variable Annuity	9

Columbia (2) Other Fees have been restated to reflect current fees paid by the Fund.
Columbia (3) Management fees have been restated to reflect current management fee rates.
Deutsche (1) Through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 1.15%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. In addition, through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.53%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 0.72%). and interest expense. The agreement may only be terminated with the consent of the fund's Board. Because acquired fund fees and expenses are estimated for the current fiscal year based on expected acquired fund allocations, individual shareholders may experience total operating expenses higher or lower than the applicable expense cap depending upon when shares are redeemed and the fund’s actual allocations to acquired funds.
Dreyfus (1) The fund’s investment adviser, the Dreyfus Corporation, has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of 0.03% for the past fiscal year).
Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the fund prospectus because of acquired fund fees and expenses.
FTVIPT (1) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") for the next 12 month period.
Invesco (1) Invesco Advisers, Inc. ("Invesco") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Ivy (1) Other Fees includes the expenses of Ivy VIP ASF II, Ltd., a wholly-owned subsidiary organized in the Cayman Islands.
Ivy (2) Through April 30, 2019, Ivy Investment Management Company (IICO), the Portfolio's investment manager, Ivy Distributors, Inc. (IDI), the Portfolio's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any, at 1.13% for Global Growth and 1.10% for Mid Cap Growth. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
Janus (1) "Other Expenses" include an administrative services fee of 0.05% of the average daily net assets to compensate insurance companies or other financial intermediaries for services provided to contract owners and plan participants.
Janus (2) "Acquired Fund" refers to any underlying fund in which a Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a Portfolio may incur as a result of investing in shares of an underlying fund. To the extent a Portfolio invests in Acquired Funds, the Portfolio's "Total Annual Fund Operating Expenses" may not correlate to the "Ratio of gross expenses to average net assets" presented in the Financial Highlights table in the Portfolio's Prospectus because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. Amounts less than 0.01% are included in Other Expenses.
Janus (3) Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, 12b-1 distribution and shareholder servicing fees, transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
MFS (1) Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment–related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Expenses after Waivers and Reductions, if any" do not exceed 1.19% of the fund's average daily net assets annually for New Discovery Series Service Class shares, and 0.88% for Corporate Bond Service Class shares. These written agreements will continue until modified by each fund's Board of Trustees, but such agreements will continue until at least April 30, 2019.
Morgan Stanley (1) "Management Fees" includes the management fee of the Subsidiary (as defined below). The Fund's "Adviser", Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
Morgan Stanley (2) "Other Fees" include expenses of the Fund's most recent fiscal year and expenses of the Subsidiary (as defined below) for the most fiscal recent year.
Morgan Stanley (3) The Fund may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Fund's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2017. Actual Acquired Fund fees and expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in the table will differ from that presented in the Fund's Financial Highlights.
Morgan Stanley (4) The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Portfolio Fees, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Direction Variable Annuity	10

Neuberger Berman (1) Neuberger Berman Investment Advisers LLC ("NBIA") has undertaken through December 31, 2021 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.10% of the average daily net asset value effective November 1, 2017 (1.25% prior to November 1, 2017). The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such repayment would not cause a Portfolio to exceed its respective limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower.
Neuberger Berman (2) "Waivers and Reductions" and "Total Expenses after Waivers and Reductions, if any" have been adjusted to reflect change in expense limitation.
Neuberger Berman (3) "Other Fees" shown above include a repayment to NBIA of 0.01%.
PIMCO (1) "Other Fees" include interest expense of 0.51%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.89% and 0.99% for Administrative Class and Advisor Class shares, respectively.
PIMCO (2) Total Portfolio Fees do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (4) "Other Fees" include interest expense of 0.39%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.75%.
PIMCO (5) "Other Fees" include interest expense of 0.15%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.70%.
VanEck (1) Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2019. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.

Direction Variable Annuity	11

Direction Variable Annuity	12

Direction Variable Annuity	13

Direction Variable Annuity	14

EXAMPLES OF EXPENSES

The examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, portfolio company fees and expenses, and any applicable rider charges.

The examples assume that you invest $10,000 in the Policy for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the Policy fees and expenses indicated. The expense amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the expense examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

If you surrender your Policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$1,566	3,023	4,369	7,607
Four-Year Surrender Charge Rider[2]……………………………………	1,288	2,185	2,442	4,885
No Surrender Charge Rider[3]…………………………………………….	513	1,535	2,553	5,077

If you do not surrender your Policy:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$766	2,296	3,820	7,607
Four-Year Surrender Charge Rider[2]……………………………………	488	2,553	2,442	4,885
No Surrender Charge Rider[3]…………………………………………….	513	1,535	2,553	5,077

(1) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 3.90% for the maximum combination of optional rider charges (2.50% for the Waypoint Income Rider – joint spousal; 0.50% for the Minimum Premium Rider; 0.40% for the Enhanced Death Benefit Rider; and 0.50% for the Step-Up Death Benefit Rider); and 2.03 % for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2017 .

(2) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.05% for the maximum combination of optional rider charges (0.35% for the Four-Year Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); and 2.03 % for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2017 .

(3) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.30% for the maximum combination of optional rider charges (0.60% for the No Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); and 2.03 % for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2017 .

FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix E.

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

Direction Variable Annuity	15

CHARGES EXPLAINED

The following adds to the information provided in the Charges section. Please review both prospectus sections for information on charges. If a current charge is less than the maximum charge, we may increase the current charge after your Policy is issued to be not greater than the maximum charge. The current charge may increase due to an increase in the costs to administer your Policy and/or an increase in the risks we assume related to providing the benefits in your Policy.

SURRENDER CHARGES

We deduct applicable surrender charges from Accumulation Value upon a full surrender or a partial withdrawal. The surrender charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

The amount of a withdrawal you request plus any applicable surrender charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Withdrawals, including any applicable surrender charge, are deducted from the Subaccounts and the Fixed Account on a Pro Rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

Each year after the first Policy Year you may withdraw up to 10% of the Accumulation Value of your Policy without a surrender charge. This "free withdrawal amount" is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. Surrender charges may be waived in certain circumstances involving terminal illness or confinement.

Base Policy Surrender Charge

The surrender charge schedule for the base Policy is located in the Charges section. For additional fees, you may select a rider with a different surrender charge schedule.

Four-Year Surrender Charge Rider (optional)

The fee for the Four-Year Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

No Surrender Charge Rider (optional)

The fee for the No Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the surrender charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

ADMINISTRATIVE CHARGES

Administrative fees and charges help us cover our cost to administer your Policy.

Annual Policy Fee

We charge an annual Policy fee, but currently waive the fee in those Policy Years in which Accumulation Value is greater than $50,000 on a Policy Anniversary. The Annual Policy Fee is deducted from your Accumulation Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro Rata basis.

Direction Variable Annuity	16

Administrative Expense Charge

This daily charge is reflected in the Accumulation Unit values for each Subaccount.

Minimum Premium Rider (optional)

The charge for the Minimum Premium Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. The charge is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro Rata basis. We currently waive the charge in all years after your Accumulation Value is at least $25,000 on a Policy Anniversary.

FEES CHARGED BY THE PORTFOLIOS

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' Charges section and described in more detail in each portfolio prospectus. A portfolio's fees and expenses are not deducted from your Accumulation Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee is currently imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

WAYPOINT INCOME RIDER CHARGE (optional)

The guaranteed maximum and current annual charges for the Waypoint Income Rider are listed in the Charges section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the Waypoint Income Rider section of this prospectus). The current charge will be deducted from the Accumulation Value on each Monthly Anniversary until the Accumulation Value is reduced to zero or the rider is terminated.

The charges for the rider will be deducted from the investment options you select. The rider charge is subject to change upon a Policy Anniversary or upon reset, as described in the Reset Feature section of the Waypoint Income Rider description. The rider charge will not exceed the guaranteed maximum charge for this rider.

DEATH BENEFIT RIDER CHARGES (optional)

Charges for the Step-Up Death Benefit Rider, the Return of Premium Death Benefit Rider, and the Enhanced Death Benefit Rider are shown in this prospectus’ Charges section.

PREMIUM TAX CHARGE

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. No charges are currently made for premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

WAIVER OF CERTAIN CHARGES

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums;

relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and surrender charges. In an exchange for another policy we or an affiliated company issued and where the surrender charge has been waived, the surrender charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Direction Variable Annuity	17

INVESTMENT OPTIONS

We recognize that you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premium among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The mutual fund portfolios underlying each Separate Account variable investment option are listed and described in Appendix A of this prospectus. See the Restrictions on Investment Options section for details on the circumstances under which we may impose restrictions on your allocations to the investment options.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment performance of each variable investment option is likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or variable investment options. The value of your Policy depends directly on the investment performance of the portfolios that you select. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account under Nebraska law on May 28, 1987. Under Nebraska law, Ameritas Life owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.

We are responsible to you for meeting the obligations of the Policy, which are subject to the claims paying ability of our general account, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance. You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Each Subaccount’s underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The Separate Account Subaccount underlying portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

The variable investment options available in the Policy are listed in Appendix A. The information is just a summary for each underlying portfolio. You should read the series fund prospectus for each underlying portfolio for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative, or contact us as shown on the Table of Contents page or the last page of this prospectus.

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Potential Conflicts of Interest Relating to Affiliated Portfolios

Our affiliate, Ameritas Investment Partners, Inc. ("AIP"), is the subadviser to certain portfolios in the Separate Account. AIP is compensated for such subadvisory services. In providing investment subadvisory services to the portfolios AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because the compensation we and our affiliate receive for providing these services and other services may vary depending on the portfolio.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

FIXED ACCOUNT INVESTMENT OPTION

There is one fixed interest rate option (the "Fixed Account"), where we bear the investment risk. If you make allocations to the Fixed Account, you will earn an interest rate at least as large as the guaranteed minimum interest rate. The guaranteed minimum interest rate is shown on the schedule attached to your Policy. We may declare a higher current interest rate. However, you bear the risk that we will not credit a rate of interest greater than the guaranteed minimum interest rate per year for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center. We also guarantee that upon a full surrender, your Accumulation Value allocated to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the Company. We reserve the right, at our sole discretion, to limit or refuse premium payments and/or transfers allocated to the Fixed Account.

Direction Variable Annuity	19

The focus of this prospectus is to disclose the Separate Account aspects of the Policy. All amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Policy. Interests in the general account have not been registered with the SEC and are not subject to SEC regulation.

We reserve the right to credit an interest rate higher than that of the Fixed Account to premium payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA program will be available for premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA program must be at least $1,500. Until all premiums designated for participation in the EDCA program are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account.

We transfer premium allocated to the EDCA program monthly over a period of six months, beginning one month after the date we receive all premium designated for participation in the EDCA program. In the event you withdraw or transfer monies allocated to the EDCA program, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

We may allow you to participate in subsequent EDCA program periods. If you are currently participating in an EDCA program period, you may not designate additional premium for participation in a subsequent EDCA program period until the current EDCA program period has ended.

RESTRICTIONS ON INVESTMENT OPTIONS

We impose some restrictions on allocations to investment options. See the respective prospectus sections for more information on each restriction. You should select the investment option that is best for you. By imposing restrictions on investment options, we are not providing investment advice or managing the allocations of your Policy.

Policies with the Waypoint Income Rider are required to allocate to the permitted investment options, which currently require 100% allocation to one of the following Subaccounts:

Calvert VP Volatility Managed Growth

Calvert VP Volatility Managed Moderate Growth

Calvert VP Volatility Managed Moderate

Policies issued with the No Surrender Charge Rider may not allocate more than 25% of each premium paid to the Fixed Account without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

TRANSFERS

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy owners, Annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio if, in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Maturity Date, you may transfer Accumulation Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to the following rules.

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Transfer Rules:

•	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
•	We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
•	The transferred amount must be at least $250 or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
o	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
o	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
•	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. This fee is deducted on a Pro Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
•	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
o	may be made only once each Policy Year;
o	may be delayed up to six months;
o	is limited during any Policy Year to the greater of:
▪	25% of the Fixed Account value on the date of the transfer during that Policy Year;
▪	the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or
▪	$1,000.
•	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Prior to the first Policy Anniversary, the last Policy Anniversary is the date the first transfer is made into the Fixed Account. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
•	For a Policy issued with a No Surrender Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Accumulation Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
•	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
•	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
•	If the Accumulation Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
•	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

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Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

THIRD PARTY SERVICES

Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

DISRUPTIVE TRADING PROCEDURES

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy. We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager’s restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

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Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

•	the total dollar amount being transferred;
•	the number of transfers you make over a period of time;
•	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
•	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
•	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

•	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
•	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon 30 days written notice to you. You should select the systematic transfer program that is best for you. In offering the programs, we are not providing investment advice or managing the allocations of your Policy.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Accumulation Value, protect against a loss, or otherwise achieve your investment goals.

As discussed in the Fixed Account Investment Option section, we also reserve the right to credit an interest rate higher than the Fixed Account on purchase payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

Dollar Cost Averaging Program Rules:

•	There is no additional charge for the Dollar Cost Averaging program.
•	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
•	Automatic transfers can only occur monthly.
•	The minimum transfer amount out of the money market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
•	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
•	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market Subaccount or the Fixed Account is less than $100.
•	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.
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Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

•	There is no additional charge for the Portfolio Rebalancing program.
•	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
•	You may have rebalancing occur quarterly, semi-annually or annually.
•	We reserve the right to exclude the Fixed Account from this program.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

•	There is no additional charge for the Earnings Sweep program.
•	The Fixed Account is included in this program.
•	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
•	You may have your earnings sweep quarterly, semi-annually or annually.

IMPORTANT POLICY PROVISIONS

The Policy is a flexible premium deferred variable annuity policy. The Policy allows you to invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us.

POLICY APPLICATION AND ISSUANCE

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are Attained Ages 0 through 85. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial net premium to the Accumulation Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' Federal Income Tax Matters section and Appendix B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

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Application in Good Order

All application questions must be answered, but particularly note these requirements:

•	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
•	Your premium allocations must be completed in whole percentages and total 100%.
•	Initial premium must meet minimum and maximum premium requirements.
•	Your signature and your agent's signature must be on the application.
•	Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
•	City, state and date application was signed must be completed.
•	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
•	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
•	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums in this Policy may not exceed $1 million without our consent.

Initial Premium

•	The only premium required. All others are optional.
•	Must be at least $25,000. If you purchase the optional Minimum Premium Rider, it must be at least $2,000. We have the right to change these premium requirements.

Minimum Premium Rider

The Minimum Premium Rider reduces the minimum initial premium requirement to $2,000. The rider may only be elected at issue. The rider does not change the requirements for additional premium payments. There is a charge for this rider. We will waive the charge in all years after the waiver threshold of $25,000 is met on a Policy Anniversary.

Additional Premiums

•	Must be at least $100; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
•	Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
•	We reserve the right to limit total premiums in a Policy Year to $25,000.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

•	Allocations must be in whole percentages and total 100%.
•	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
•	All premiums will be allocated pursuant to your instructions on record with us.
•	For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

RIGHT TO EXAMINE PERIOD

If you are not satisfied with the Policy, you may void it by returning it to us or our agent from whom it was purchased within 10 days of receipt, or longer where required by state law. If the Policy is a replacement for an existing Policy, you may void it by returning it within 30 days of receipt, or longer where required by state law. The Policy will be void from the beginning. Unless otherwise required by law, we will refund the premium paid less withdrawals, adjusted by gains and losses. If your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Accumulation Value, whichever amount is greater.

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YOUR ACCUMULATION VALUE

On your Policy's date of issue, the Accumulation Value equals the initial premium less any charge for applicable premium taxes that we may collect. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Accumulation Value held in the Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

•	The net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
•	The net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
•	The daily mortality and expense risk charge and the daily administrative expense charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

•	Net premiums are credited to it; or
•	Amounts are transferred to it from other Subaccounts or the Fixed Account

The number of Accumulation Units in a Subaccount will decrease when:

•	Partial withdrawals (and any surrender charges) are taken from it;
•	Monthly deductions are taken from it;
•	Transfer charges are taken from it; or
•	Amounts are transferred out of it into other Subaccounts or the Fixed Account

Fixed Account Value

The Accumulation Value of the Fixed Account on any Business Day equals:

(a) the Fixed Account value at the end of the previous Business Day; plus

(b) any premiums allocated to the Fixed Account since the end of the previous Business Day; plus

(c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Business Day; minus

(d) any transfers from the Fixed Account to the Subaccounts since the end of the previous day; minus

(e) any transfer fees allocated to the Fixed Account since the end of the previous Business Day; minus

(f) any partial withdrawals (including any applicable surrender charges) allocated to the Fixed Account since the end of the previous Business Day; minus

(g) on the Policy Anniversary, a Pro Rata share of the Policy fee; plus

(h) interest credited to the Fixed Account since the end of the previous Business Day.

We guarantee that the fixed account value will be credited with a rate of interest at least equal to the guaranteed minimum interest rate.

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TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

•	Transfers among investment options.
•	Establish systematic transfer programs.
•	Change of premium allocations.

How to Authorize Telephone Transactions

•	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
•	You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

•	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
•	Will be recorded for your protection.
•	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
•	May be discontinued at any time for some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DELAY OF PAYMENTS

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of our domiciliary state.

BENEFICIARY

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice unless you specify otherwise. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application, or otherwise named in a subsequent change request, will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Waypoint Income Rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

MINOR OWNER OR BENEFICIARY

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states, parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's

Direction Variable Annuity	27

beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

POLICY CHANGES

Any change to your Policy is only effective if communicated on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Instructions on how to contact us to determine what information is needed and where you can get various forms for Policy changes are shown on the Table of Contents page and on the last page.

POLICY TERMINATION

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' Policy Distributions: Withdrawals section for more information.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $1,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $1,000.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Maturity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

OPTIONAL RIDERS

This Policy allows you the opportunity to select, and pay for, only those variable annuity Policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting a rider, as some may not be available in your state on the effective date of this prospectus. These options are currently available at Policy issue. Certain options may be available after Policy issue as described in this prospectus. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Charges for each of the options are shown in this prospectus’ Charges section. Each of the options is principally described in the prospectus sections noted below:

Rider:

Waypoint Income Rider

Step-Up Death Benefit Rider

Return of Premium Death Benefit Rider

Enhanced Death Benefit Rider

No Surrender Charge Rider

Four-Year Surrender Charge Rider

Minimum Premium Rider

Prospectus section where discussed:

POLICY DISTRIBUTIONS: Waypoint Income Rider

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Withdrawals

POLICY DISTRIBUTIONS: Withdrawals

IMPORTANT POLICY PROVISIONS: Policy Application and Issuance

Direction Variable Annuity	28

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Maturity Date. Tax penalties and surrender charges may apply to amounts taken out of your Policy before the Maturity Date. Your Policy also provides a death benefit (including, for an additional charge, optional death benefit riders) that may be paid upon your death prior to the Maturity Date. All or part of a death benefit may be taxable.

WITHDRAWALS

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Maturity Date. Amounts withdrawn may be subject to a surrender charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end.

For purposes of the surrender charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no surrender charge if the amount of the withdrawal is less than or equal to premiums received at least 7 years prior to the withdrawal (4 years for the Four-Year Surrender Charge Rider) and not considered having been previously withdrawn. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.)

Withdrawal Rules

•	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
•	Minimum withdrawal is $250.
•	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
•	A withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from any Fixed Account option. If you do not specify the investment option(s) from which to take the withdrawal, it will be taken from each investment option on a Pro Rata basis.
•	The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including surrender charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
•	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

We will allow facsimile request forms and signatures to be used for the purpose of a Written Notice authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Direction Variable Annuity	29

Free Withdrawal Amount

Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge. This free withdrawal amount is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. There is no charge for this feature.

Waiver of Surrender Charge

The surrender charge will be waived for a full surrender or partial withdrawal in the event of (1) or (2) below. You are eligible for this benefit on the Policy Date.

(1)	You become confined in a Qualified Institution for a period of at least 30 consecutive days on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an owner of the Policy continuously since the Policy date.
c.	You were not confined in a Qualified Institution at any time during the 60-day period immediately prior to the Policy Date.
d.	We receive Written Notice for a full surrender or partial withdrawal, along with due proof of confinement, within 12 months following such confinement.

A "Qualified Institution" is a facility located in the United States that is primarily engaged in providing continuous, on-going skilled nursing care and related services for its residents. The Qualified Institution must be operated pursuant to the laws and regulations of the state in which it is licensed and be qualified as a "skilled nursing facility" under Medicare or Medicaid. The Qualified Institution must maintain daily medical records of each patient. The Qualified Institution's staff must be licensed, certified, or registered in accordance with applicable state laws. A Qualified Institution does not include: assisted living facilities, residential care facilities, facilities primarily engaged in the treatment of mental or nervous disorders, facilities primarily engaged in the treatment of alcoholism or drug addiction, or rehabilitation hospitals.

(2)	You are diagnosed with a terminal illness on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an owner of the Policy continuously since the Policy Date.
c.	You must have received a diagnosis from your Physician resulting in a reduction of your life expectancy to 12 months or less.
d.	We must receive Written Notice for a full surrender or partial withdrawal together with a certificate from your Physician stating your life expectancy and any other proof we may require.

A "Physician" is a doctor of medicine or osteopathy (other than you, your spouse, domestic partner, a member of your family, a business or professional partner, or any person with whom you share a financial or business interest) licensed to practice medicine and surgery in the state in which he or she practices and who is practicing within the scope of such license in the United States.

If your Policy is terminated, either by you or us, and you are eligible for this waiver benefit at the time of termination, then your right to this benefit will not be prejudiced and surrender charges will be waived. If the request for this waiver is denied, you will be notified of the denial. At such time, you will be provided with the opportunity to instruct us of your desire to either proceed with, or cancel, your full surrender or partial withdrawal.

There is no charge for this feature. The waiver may not be available in all states or at all times.

Four-Year Surrender Charge Rider (optional)

The Four-Year Surrender Charge Rider provides a shorter surrender charge schedule than the base Policy. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the Four-Year Surrender Charge Rider, you may not elect the No Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

Direction Variable Annuity	30

No Surrender Charge Rider (optional)

The No Surrender Charge Rider allows you to take partial withdrawals or a full surrender of Accumulation Value without surrender charges. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the No Surrender Charge Rider, you may not elect the Four-Year Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

If you elect the No Surrender Charge Rider, the following restrictions also apply:

•	Your premium allocation may not exceed 25% to the Fixed Account without prior approval. If prior approval is not received, we may reallocate the excess premium above 25% proportionately among your remaining investment option allocations.
•	The maximum amount you may transfer into the Fixed Account each Policy Year is 10% of the Separate Account value as of the previous Policy Anniversary. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer was made into the Fixed Account.
•	We may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day s notice.

DEATH BENEFITS

We will pay the death benefit after we receive satisfactory proof of death of an Owner’s death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the Annuitant as an Owner for purposes of the death benefit. The Annuitant is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, the Owner may name a new Annuitant if such Owner(s) is a natural person. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is non-qualified and you die before the Maturity Date, then the entire value of your Policy must be distributed within five years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin no later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

Direction Variable Annuity	31

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs before the Maturity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	The beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	the beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death.
any Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Maturity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	There is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	There is no surviving joint Owner, and the Annuitant is living	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Standard Death Benefit

Upon any Owner’s death before the Maturity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals your Accumulation Value without deduction of a surrender charge. We will pay the death benefit on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

Upon any Owner’s death on or after the Maturity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Optional Death Benefit Riders

Three optional death benefit riders are available, each for an additional charge. Each optional death benefit rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit under the circumstances described below. Your election must be made when the Policy is issued. Your election cannot be changed or revoked. At your Attained Age 95, each of the death benefit riders terminate, the rider charges end, and the death benefit becomes the standard death benefit.

The Return of Premium Death Benefit Rider and the Step-Up Death Benefit Rider cannot be elected together. Only the Return of Premium Death Benefit Rider is available with the Four-Year Surrender Charge Rider or the No Surrender Charge Rider.

Step-Up Death Benefit Rider (optional)

The Step-Up Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first owner.

Direction Variable Annuity	32

The death benefit under the Step-Up Death Benefit Rider is referred to as the Step-Up Guaranteed Minimum Death Benefit ("Step-Up GMDB"). Until termination of the rider, the Step-Up GMDB equals the greater of the Accumulation Value on the date that proof of death is received and a value that has the potential to "step-up" on Policy Anniversaries. The Step-Up GMDB amount cannot be withdrawn.

The step-up interval is one year for this rider. The step-up benefit for Attained Ages 80-95 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting an adjustment for withdrawals made.

Calculating the Step-Up GMDB:

On the Policy Date, the Step-Up GMDB is the initial premium.

After the Policy Date, the Step-Up GMDB equals:

(a) + (b) - (c), where:

(a) is the greater of (i) the Accumulation Value as of the most recent Policy Anniversary and (ii) the Step-Up GMDB immediately preceding the most recent Policy Anniversary

(b) is any premiums paid since the most recent Policy Anniversary

(c) an adjustment for each partial withdrawal since the most recent Policy Anniversary

The adjustment for each partial withdrawal equals:

(A) If (C) is greater than or equal to (B), or

(A) * (B / C) if (B) is greater than (C), where:

(A) is the withdrawal amount (including any applicable surrender charges)

(B) is the Step-Up GMDB prior to the withdrawal

(C) is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2017 , with $100,000 single premium and no additional premiums or withdrawals;

2.   January 1, 2018 , Accumulation Value increases to $104,000;

3.   January 1, 2019 , Accumulation Value decreases to $102,000;

4.   Owner dies on July 1, 2019 , when Accumulation Value decreases to $101,000.

Result:

1.   The initial Step-Up GMDB value on January 1, 2017 , is $100,000.

2.   On January 1, 2018 , the Step-Up GMDB value is stepped-up to $104,000.

3.   On January 1, 2019 , the Step-Up GMDB value remains at $104,000 since the Accumulation Value on January 1, 2019 , of $102,000 is less than the prior Step-Up GMDB value.

4.   On July 1, 2019 , the death benefit is the larger of the Step-Up GMDB value ($104,000) and the Accumulation Value ($101,000), or $104,000.

We do not currently limit the investment options you are allowed to select with the Step-Up Death Benefit Rider. However, we have reserved the right to do so while the rider is in effect. We also may change such limitations from time to time or impose additional restrictions. We will notify you in writing at least 30 days (or longer if required by state and/or federal law or regulation) prior to any change in the investment option limitations.

Return of Premium Death Benefit Rider (optional)

The Return of Premium Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 85 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

The death benefit under the Return of Premium Death Benefit Rider is referred to as the Return of Premium Guaranteed Minimum Death Benefit ("Return of Premium GMDB"). Until termination of the rider, the Return of Premium GMDB equals the greater of the Accumulation Value on the date that proof of death is received and the adjusted guaranteed premium. The Return of Premium GMDB amount cannot be withdrawn.

Calculating the adjusted guaranteed premium:

The adjusted guaranteed premium is the total premium paid into the Policy less an adjustment for each withdrawal based on the proportion that the withdrawal amount has to the Policy Accumulation Value prior to the withdrawal. The adjusted guaranteed premium after a withdrawal equals:

A – (A * (B / C)), where:

A       is the adjusted guaranteed premium prior to the withdrawal

B       is the withdrawal amount (including applicable surrender charges)

C       is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2018 , with $100,000 single premium and no additional premiums or withdrawals;

2.   July 1, 2018 , Accumulation Value increases to $104,000 and then a partial withdrawal of $50,000 is taken;

3.   Owner dies on July 1, 2019 , when Accumulation Value decreases to $32,000.

Result:

1.   The initial adjusted guaranteed premium on January 1, 2018 , is $100,000.

2.   On July 1, 2018 , the adjusted guaranteed premium after a $50,000 partial withdrawal is calculated as:

$100,000 – ($100,000 * ($50,000 / $104,000)) = $51,923.08

3.   On July 1, 2019 , since no premium has been deposited and no withdrawals have been taken since July 1, 2018 , the death benefit is the larger of $32,000 and $51,923.08, or $51,923.08.

Direction Variable Annuity	33

Enhanced Death Benefit Rider (optional)

The Enhanced Death Benefit Rider provides the opportunity to receive a death benefit in addition to the Policy's standard death benefit or that which is provided by either of the other optional death benefit riders (if elected). You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

Under the Enhanced Death Benefit Rider, we will pay the Enhanced Death Benefit ("EDB") amount upon the death of the Policy Owner. The EDB amount depends on the date that proof of death is received. For joint Policy Owners, the EDB is payable upon the death of the first Policy Owner.

Calculating the EDB:

Upon your death, EDB equals:

(A) * (B), where:

(A) is 0.40

(B) is the Benefit Base

The Benefit Base equals:

The lesser of (1) and (2), where:

(1) is AVD – NPBB

(2) is 200% of Adjusted NP

The Benefit Base will never be less than zero.

Example (actual results depend on Policy experience):

Assume:

1.       Death occurs in Policy Year 5

2.       AVD is $90,000

3.       NP is $26,500

4.       NPBB is $50,000

5.       Premium received within 12 months prior to death is $14,000

Result:

The EDB is calculated as follows:

(a)       Benefit Base is the lesser of:

(i)       = $90,000 - $50,000 = $40,000, and

(ii)       200% of ($26,500 - $14,000) = $25,000

(b)       EDB amount is 40% of $25,000 or $10,000

AVD is the Accumulation Value on the date proof of death is received

NPBB is net premiums used for the determination of the Benefit Base, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below. On each policy anniversary, NPBB is reset to the lesser of net premium (NP) or the Accumulation Value as of that Policy Anniversary.

NP is net premiums, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below.

Adjusted NP is NP reduced by premiums paid within a certain time prior to the date that proof of death is received. If this date occurs in the first Policy Year, there is no reduction for premiums paid prior to this date. If this date occurs in the second Policy Year, all premiums paid in the second Policy Year reduce NP. If this date occurs after the second Policy Year, only premiums paid within the 12-month period prior to this date reduce NP.

The proportional withdrawal adjustments referred to in the definitions of NPBB and NP are calculated in the same fashion. The withdrawal adjustment is based on the proportion that the withdrawal has to the Accumulation Value prior to the withdrawal. The withdrawal adjustment equals:

A * (B / C), where:

A is the value of NP (or NPBB) prior to the withdrawal

B is the withdrawal amount (including any applicable surrender charges)

C is the Accumulation Value prior to the withdrawal

With respect to IRAs, if you are purchasing the EDB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EDB is unclear. We believe that use of the EDB endorsement and other optional death benefits should not result in adverse tax treatment. We may, in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, we can give no assurance that the Internal Revenue Service will approve the use of the optional death benefit in IRAs. Therefore, the Policy Owners bear the risk of any adverse tax treatment.

ANNUITY INCOME BENEFITS

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Accumulation Value may be placed under one or more annuity income options.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Annuity payments:

•	require investments to be allocated to our general account, so are not variable.
•	may be taxable and, if premature, subject to a tax penalty.
Direction Variable Annuity	34

Annuity payments are based on the guaranteed minimum interest rate for the Fixed Account of your Policy, compounded annually. If you select a Life Income annuity option, your annuity payments will further be based on the 2012 Individual Annuity Mortality Period Life Table with generational mortality improvement in all years using Projection Scale G2, and the year of the Maturity Date. Annuity payments are further based on the gender(s) of the Annuitant(s), except for Policies issued in states that require unisex mortality, or in connection with employment related annuities and benefit plans not based on the gender of the Annuitant(s). In these instances, the projection and mortality rates will be 100% female for all Annuitants.

Annuity payments on the Maturity Date will not be less than those provided by the application of the Accumulation Value to a single premium immediate annuity policy at the purchase rates offered by us to the same class of Annuitant.

When Annuity Income Payments Begin

You select the Maturity Date by completing an election form that you can request from us at any time. The earliest Maturity Date is the third Policy Anniversary. If you do not specify a date, the Maturity Date will be the Policy Anniversary nearest the Owner's (or Annuitant's if the Owner is a non-natural person) 95th birthday. Tax-qualified Policies may require an earlier Maturity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Maturity Date. If no selection is made by then, we will apply the Accumulation Value to make annuity payments under the life annuity income option with guaranteed payments for 5 years.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment will be.

If you die before the Maturity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: If you elect an annuity income option based only upon a life contingency (Life Income Only), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant die s before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments (Life Annuity with Installment Payments, Life Income with Installment Refund, or Installment Payments).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

Direction Variable Annuity	35

The annuity income options are:

Life Income. We will make equal annual, semiannual, quarterly or monthly annuity payments, as selected, for the life of the Annuitant. The first payment is due on the date the annuity option becomes effective.

1.	Life income only. Annuity payments will be made for the Annuitant's life only (or the life of the last surviving Annuitant, in the case of joint Annuitants). There are no guaranteed payments. Upon the death of the last Annuitant, payments will cease.
2.	Life annuity with installment payments. Annuity payments will be made for the Annuitant's life (or the life of the last surviving Annuitant, in the case of joint annuitants) or for a selected number of payments, whichever is longer.
3.	Life income with installment refund. Annuity payments will be made for the Annuitant's life (or the life of the last surviving annuitant, in the case of joint Annuitants) or for a period that ends when the total amount paid equals the proceeds applied under this option, whichever is longer.

Installment Payments. We will make equal annual, semiannual, quarterly or monthly annuity payments for the number of years selected (from five to thirty years). The first payment is due on the date the annuity option becomes effective.

Other Options. You and we may agree to make annuity payments in another manner.

WAYPOINT INCOME RIDER (optional)

The Waypoint Income Rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy until the death of the last Covered Person, regardless of the Policy's Accumulation Value. A "Covered Person" is the Owner(s) of the Policy, the Annuitant(s) if the Owner is a non-natural person, or the spouse at the time the joint spousal option is selected.

Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Waypoint Income Rider.

There is a charge for the Waypoint Income Rider. The rider may not be available in all states. The rider is only available if the Policy Owner is Attained Age 50 through 85. The date the Waypoint Income Rider is issued is the "Rider Date."

If you are Attained Age 50 through 85 on the date your Policy is issued, you may elect the Waypoint Income Rider at issue. If your Policy was purchased before your Attained Age 50, you may add the Waypoint Income Rider on the Policy Anniversary nearest your 50th birthday if the rider is available at that time. We will send you notice of your ability to add the Waypoint Income Rider at least 60 days prior to the Policy Anniversary when it may be added. You must affirmatively respond to us in writing, and we must receive your response before the date provided in the notice. The Waypoint Income Rider may not be added after the date provided in the notice.

The Internal Revenue Code defines Required Minimum Distribution amounts (an "RMD") in Code Sections 401(a)(9) and 408(b)(3) and related regulations. The RMD is based on the previous year-end Accumulation Value of only the Policy to which the Waypoint Income Rider is attached, including the present value of additional benefits provided under the Policy and any riders attached to the Policy, to the extent required to be taken into account under IRS guidance.

Waypoint Income Rider Phases

The Waypoint Income Rider has three phases, and your rights and benefits vary depending on which phase the rider is in. The Waypoint Income Rider is issued in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later. Sequentially, the phases are:

Accumulation Phase: the period of time between the date the Waypoint Income Rider is issued and the date of the first lifetime withdrawal benefit payment.

Withdrawal Phase: the period of time beginning with the occurrence of the first lifetime withdrawal benefit payment.

Guaranteed Phase: the period of time during which lifetime withdrawal benefit payments continue to be made, even though the Policy's Accumulation Value has been reduced to zero.

Direction Variable Annuity	36

Accumulation Phase

During the Accumulation Phase, you have the opportunity to grow the Premium Accumulation Value which will later be used to determine the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. Under the circumstances described below, we credit the Premium Accumulation Value with a guaranteed annual compounded rate of return of 5% (the "Premium Accumulation Rate"). The Reset Feature of the Accumulation Phase provides the potential to increase your Premium Accumulation Value on each Policy Anniversary to equal the Policy's Accumulation Value if it is greater than the Premium Accumulation Value.

Premium Accumulation Period is a 10-year period beginning with the later of the Rider Date or the most recent reset date during which we credit the Premium Accumulation Value with the Premium Accumulation Rate. If you elect to enter the Withdrawal Phase during this time, the Premium Accumulation Period will end.

Premium Accumulation Value is the sum of premiums paid plus interest at the Premium Accumulation Rate compounded annually for the Premium Accumulation Period. The initial Premium Accumulation Value is the Policy's Accumulation Value as of the Rider Date. The Premium Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Maximum Anniversary Accumulation Value is the highest Accumulation Value of the Policy on any Policy Anniversary during the Premium Accumulation Period after the later of the Rider Date or the most recent rest date, if any. The Maximum Anniversary Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Reset Feature. On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy's Accumulation Value if it is greater.

At the time of a reset:

1. A new Premium Accumulation Period begins for the Premium Accumulation Value and the Maximum Anniversary Accumulation Value.

2. If the rider charge rate increases, we will notify you at least 30 days prior to the Policy Anniversary. The new rider charge rate will be specified in the notice and will not exceed the maximum rider charge rate.

3. You can decline the rider charge rate increase by providing Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the rider charge rate increase, the reset feature will be suspended and the rider charge rate will remain unchanged for the current Policy Year.

After reset, the provisions of the Waypoint Income Rider apply in the same manner as they applied when the rider was issued. The deduction of charges, limitations on withdrawals, and any future reset options available after the most recent reset will again apply and will be measured from the date of most recent reset.

Calculating the Premium Accumulation Value with a reset: On each Policy Anniversary during the Premium Accumulation Period, the Premium Accumulation Value equals: the greater of (A) and (B), where:
(A)	is the previous Premium Accumulation Value increased for premiums and decreased for an adjustment due to withdrawals plus interest at the Premium Accumulation Rate
(B)	is the Policy's Accumulation Value

Example (actual results depend on Policy experience):

Assume:

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $98,000

On the second Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $112,000

Result:

On the Rider Date, the Premium Accumulation Value is the Policy's Accumulation Value, or $100,000.

On the first Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $100,000 + (5% of $100,000) = $105,000

(B) $ 98,000

This results in a Premium Accumulation Value of $105,000

On the second Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $105,000 + (5% of $105,000) = $110,250

(B) $112,000

This results in a Premium Accumulation Value of $112,000. The Premium Accumulation Value has increased due to the Reset Feature of the rider.

Direction Variable Annuity	37

Withdrawals During the Accumulation Phase. You are permitted to take one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your desire to exercise this provision at the time you request a withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. The withdrawal may be subject to surrender charges as provided by the Policy and other applicable riders.

The Premium Accumulation Rate that will be applied in the year of a withdrawal will be impacted by such withdrawal. Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase.

A withdrawal will reduce the Rider Charge Base, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value in the same proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. The amount of these adjustments may be more than the dollar amount of the withdrawal.

Calculations after a withdrawal during the Accumulation Phase:

The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Accumulation Value, respectively, after a withdrawal, equal:

A – (A * (B / C)), where:	A	is the Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Accumulation Value, respectively, prior to the withdrawal
	B	is the withdrawal amount
	C	is the Policy's Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

Premium Accumulation Value (A) is $100,000

Partial Withdrawal Amount (B) is $20,000

Policy's Accumulation Value prior to the withdrawal (C) is $120,000

Premium Accumulation Value result after withdrawal:

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.1666667))

= $100,000 – ($16,666.67)

= $83,333

Utilizing the same equation, a Rider Charge Base (A) assuming $105,000 would be $87,500.00 after the partial withdrawal, and a Maximum Anniversary Accumulation Value (A) assuming $115,000 would be $95,833.33 after the partial withdrawal.

Withdrawal Phase

During the Withdrawal Phase you will receive the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. You may choose to begin the payments no sooner than 30 days after the Rider Date, and no later than 60 days after we receive Written Notice.

Lifetime Withdrawal Benefit Amount (LWBA) is the maximum withdrawal payment that can be withdrawn under the Waypoint Income Rider during a Policy Year without reducing the Benefit Base. We guarantee, as an obligation of our general account, that you may withdraw during a Policy Year up to the LWBA, regardless of the Policy's Accumulation Value, until the death of the last Covered Person. Total withdrawals in a Policy Year that do not exceed the LWBA will not be subject to surrender charges.

You have the choice of receiving LWBA withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we may change the frequency of withdrawals to an interval that will result in a payment of at least $100. If, during the Withdrawal Phase, you withdraw less than the LWBA in a Policy Year, the unused portion cannot be carried forward to subsequent Policy Years.

The LWBA is determined by applying the Lifetime Distribution Factor to the Benefit Base.

Benefit Base is the amount used in conjunction with the Lifetime Distribution Factor to determine the LWBA. The Benefit Base cannot be withdrawn and is not payable as a death benefit. The Benefit Base is established at the beginning of the Withdrawal Phase as the greatest of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. The Benefit Base is adjusted downward due to excess withdrawals and adjusted upward due to step-up or additional premium payments. The Benefit Base is not used to determine other benefits or features of the Waypoint Income Rider.

Direction Variable Annuity	38

Lifetime Distribution Factor is a percentage that corresponds to the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase. The Lifetime Distribution Factor is established from the following schedule; it never changes once it is established:

Attained Age	Single Life Option	Joint Spousal Option
50 through 54	3.50%	3.25%
55 through 59	4.00%	3.75%
60 through 64	4.50%	4.25%
65 through 69	5.00%	4.75%
70 through 74	5.25%	5.00%
75 through 79	5.50%	5.25%
80 and older	6.00%	5.75%

We may change this schedule for new issues and new Waypoint Income Rider elections. At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the Lifetime Distribution Factor to the adjusted Benefit Base.

Calculating the LWBA:

The LWBA equals:

(A) * (B), where:	(A)	is the Benefit Base at the time the Withdrawal Phase begins
	(B)	is the Lifetime Distribution Factor corresponding to the Attained Age of the youngest Covered Person at the time the Withdrawal Phase begins

Example (actual results depend on Policy experience):

Assume:

The rider is a Single Life option

The Benefit Base at the beginning of the Withdrawal Phase is $175,000 (A)

The Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 67

According to the schedule, the applicable Lifetime Distribution Factor is 5.00% (B)

Result:

$175,000 * 5.00% = $8,750

If, instead, the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 60, the applicable Lifetime Distribution Factor is 4.50%. This would result in an LWBA of $7,875 ($175,000 * 4.50%).

Remaining Balance is the most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero. The Remaining Balance cannot be withdrawn. The Remaining Balance, if any, is payable as a death benefit.

Impact of Withdrawals on Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. An Excess Withdrawal is the portion of any withdrawal taken during the Withdrawal Phase that exceeds the LWBA in that Policy Year. Excess Withdrawals will proportionately reduce the Benefit Base. The Benefit Base adjustment may be more than the dollar amount of the Excess Withdrawal. If you are required to take an RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal.

Calculating a reduction in Benefit Base due to Excess Withdrawal:

A proportional reduction in the Benefit Base equals:

A____	A	is Excess Withdrawal amount with respect to the LWBA
B – (C – A), where:	B	is the Policy's Accumulation Value immediately prior to the withdrawal
	C	is the withdrawal amount

Example (actual results depend on Policy experience):

Assume:

Excess Withdrawal Amount (A) is $2,000

Policy Accumulation Value prior to withdrawal (B) is $90,000

Partial Withdrawal Amount (C) is $7,000

Benefit Base is $100,000

Result:

The proportional reduction factor is:

$2,000 / ($90,000 – ($7,000 - $2,000)) = 0.0235294

The effect on the Benefit Base is:

$100,000 * 0.0235294 = $2,352.94

Applying the reduction to the Benefit Base:

$100,000 - $2,352.94 = $97,647.06

A reduction in the Benefit Base will reduce the LWBA. No excess withdrawals will be allowed when the Policy's Accumulation Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum; the rider and its benefits will be terminated.

Direction Variable Annuity	39

Step-Up of Benefit Base. On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy's Accumulation Value to the Benefit Base. If the Policy's Accumulation Value is greater than the Benefit Base on a Policy Anniversary, we will set the Benefit Base to equal the Policy's Accumulation Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums. Additional premium payments made during the Withdrawal Phase will increase the Policy's Accumulation Value according to the provisions of the Policy, increase the Benefit Base, and increase the LWBA. Premium payments made during the Withdrawal Phase may not exceed $25,000 without our approval. Premium payments will not be accepted if the Policy's Accumulation Value is zero.

Guaranteed Phase

During the Guaranteed Phase, you will continue receiving LWBA payments even though the Policy's Accumulation Value has been reduced to zero. If a withdrawal (including an RMD) reduces the Policy's Accumulation Value to zero and at least one Covered Person is still living, the following will apply:

(1) the monthly rider charge will no longer be deducted,

(2) the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized payments according to a frequency selected by the Owner, but no less frequently than annually,

(3) no additional premiums will be accepted,

(4) no additional step-ups will occur,

(5) any Remaining Balance will not be available for payment in a lump sum and cannot be applied to provide payments under an annuity option, and

(6) the Policy and any other riders will cease to provide any death benefits.

Rider Spousal Continuation

If your Policy is issued as non-qualified, or issued as a regular, SEP, SIMPLE, or Roth IRA, your spouse has the ability to continue the Waypoint Income Rider under the circumstances described below.

If the Covered Person dies during the Accumulation Phase of this rider and if the surviving spouse of the deceased Covered Person meets the age requirements of this rider, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase, and the Premium Accumulation Value and Maximum Anniversary Accumulation Value will be set equal to the Policy's Accumulation Value. The rider charge rate will equal the rider charge rate in effect for new issues of the same rider, but will not exceed the maximum rider charge. If age requirements are not met, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, the surviving spouse of the deceased Covered Person may elect to continue the rider in accordance with its terms. Total annual withdrawals, not to exceed the LWBA in effect on the date of the Covered Person's death, will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

Death Benefit

Upon the death of the last Covered Person, provided the rider is in the Withdrawal Phase, the beneficiary may elect to receive either the death benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA, subject to the IRS regulations relating to RMDs, until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy's Accumulation Value is zero as of the date of death, any Remaining Balance will be distributed to the beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Rider Charge

The current and guaranteed maximum annual charges for the Waypoint Income Rider are in the Charges section of this prospectus. Beginning with the Rider Date, each month we will deduct a rider charge pro-rata from your investment options. The monthly rider charge is equal to the rider charge rate multiplied by the Rider Charge Base divided by 12.

Direction Variable Annuity	40

Rider Charge Base is the value used to calculate the monthly rider charge for each Policy Month. The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date. During the Accumulation Phase, the Rider Charge Base is established on each Policy Anniversary as the maximum of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. During the Policy Year, the Rider Charge Base is increased dollar-for-dollar for premiums paid since the previous Policy Anniversary. During the Policy Year, the Rider Charge Base is also reduced for any withdrawal taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. During the Withdrawal Phase the Rider Charge Base is the Benefit Base.

Calculating the monthly rider charge:
The monthly rider charge equals:	(A * B) , where:	A is the Rider Charge Base
	12	B is the current rider charge rate

Example (actual results depend on Policy experience):

Assume:

A Single Life rider charge rate of 1.25%

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Rider Charge Base is $105,000.

Result:

The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date, or $100,000. The monthly rider charge for the next 12 Policy Months is calculated as follows:

($100,000 * 1.25%) / 12 = $104.16

On the first Policy Anniversary after the Rider Date, the monthly rider charge for the next 12 Policy Months is calculated as follows:

($105,000 * 1.25%) / 12 = $109.37

Permitted Investment Options

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted investment options approved for use with this rider. The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an investment option that is inconsistent with the permitted investment options. You may transfer your Policy's Accumulation Value between the permitted investment options; however, any transfer of your Policy's Accumulation Value to an investment option that is not a permitted investment option will result in termination of the Waypoint Income Rider.

We reserve the right to change at any time the permitted investment options and/or place additional restrictions on the number of investment options that you are allowed to select, or the percentages you may allocate to each investment option while the Waypoint Income Rider is in force. We will notify you at least 30 days prior to any change to the permitted investment options. If we have not received alternate instructions from you prior to the closure of an investment option, we will transfer all of your Policy's Accumulation Value from the discontinued investment option to a default investment option as specified in the notice. You may later request to transfer your Policy's Accumulation Value from the default investment option to any remaining permitted investment option. We may close one or more permitted investment option(s) to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your Policy's Accumulation Value to one of the remaining permitted investment options.

The list of permitted investment options is:

Calvert VP Volatility Managed Growth Portfolio

For long-term investors who seek growth potential with less emphasis on current income. The portfolio is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.

Calvert VP Volatility Managed Moderate Growth Portfolio

For long-term investors who seek a balance of current income and growth potential. The portfolio is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.

Calvert VP Volatility Managed Moderate Portfolio	For investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

You must allocate 100% of your Policy's Accumulation Value to one of the permitted investment options. Each portfolio is a volatility managed fund and may be referred to as a "VM Fund" or, collectively, the "VM Funds." You must select the VM Fund that is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the VM Fund you select is appropriate for your ability to withstand investment risk. We are not responsible for your selection of a specific VM Fund or your decision to change to a different VM Fund.

Direction Variable Annuity	41

The strategies used by the VM Funds seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, including, but not limited to, during times when the market is appreciating. As a result, your Policy's Accumulation Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy during sharp market losses, but nevertheless, you may still incur losses.

Changes to your Policy's Accumulation Value allocations outside of the permitted investment options will cause the Waypoint Income Rider to terminate. For this reason, you will not be able to execute such a trade online. You will be required to communicate with the Service Center. The Service Center will communicate that your election to trade will result in the termination of your Rider.

Potential Conflicts of Interest Relating to the VM Funds

The strategies used by the VM Funds limit the volatility risks associated with offering living benefit riders like the Waypoint Income Rider. In requiring allocation to the VM Funds we are not providing investment advice or managing the allocations of your Policy. There is no investment advisory agreement between you and us, nor are any of our affiliates an adviser to you as the Policy Owner.

Each VM Fund is a mutual fund portfolio managed by Calvert Research and Management ("CRM") and subadvised by our affiliate Ameritas Investment Partners, Inc. ("AIP"), subject to the oversight of CRM and the portfolio's Board of Directors. In providing investment subadvisory services to the VM Funds, AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the VM Funds while we receive compensation for providing other services to the VM Funds, which may vary depending on the portfolio. For additional information, see the VM Fund portfolio prospectuses.

Termination

Except as otherwise provided under the Rider Spousal Continuation section, the Waypoint Income Rider will terminate without value on the earliest occurrence of any of the following dates:

(1)	the date of death of the last surviving Covered Person,
(2)	the date there is a change of Owner that results in a change of Covered Person,
(3)	the date annuity payments commence under an annuity income option,
(4)	the date an Excess Withdrawal is taken such that the recalculated LWBA is less than $100,
(5)	the date any investment restriction is violated,
(6)	the date you provide Written Notice to terminate either this rider or the Policy, or
(7)	the date the Policy is terminated.

If annuity payments are to commence at the Maturity Date under number (3) above, the Owner may select one of the following options:

(1)	apply the Policy's Accumulation Value under an annuity income option described in the Policy, or
(2)	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

In the case of a divorce, this rider will continue provided the Covered Person does not change.

Direction Variable Annuity	42

FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the income, then, only after the income portion is exhausted, as coming from principal. If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

•	after the taxpayer reaches age 59 1/2;
•	upon the death of the Owner;
•	if the taxpayer is defined as totally disabled;
•	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
•	under an immediate annuity; or
•	under certain other limited circumstances.

Taxation of Annuity Payments

If you elected an annuity payment option, the Code provides for the return of your investment in equal tax-free amounts over the annuity payout period. A portion of each fixed annuity payment may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code and ERISA in some circumstances prohibit such transactions from tax qualified plans, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Direction Variable Annuity	43

Tax Treatments by Type of Owner

A Policy held by an entity, other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable each year as it is received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

•	Individual Retirement Annuities (IRAs), Code Section 408(b);
•	Simplified Employee Pension (SEP IRA), Code Section 408(k);
•	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
•	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with qualified plans and to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy. Our Service Center is available to assist you with any of your contract needs.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

Direction Variable Annuity	44

MISCELLANEOUS

ABOUT OUR COMPANY

Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. Ameritas Life is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the Table of Contents page of this prospectus for more information on how to contact us.)

Ameritas Life is engaged in the business of offering life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans throughout the United States (except New York). Ameritas Mutual Holding Company is a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, and public financing.

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

DISTRIBUTION OF THE POLICIES

Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly owned subsidiary of Ameritas Life. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and also will be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Commissions paid to all Distributors may be up to a total of 7.10 % of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees, and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2017 , we paid no conference sponsorship fees. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' Charges Explained section.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We vote all shares that we hold in the same proportions as we vote the shares for which we have received instructions. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

Direction Variable Annuity	45

APPENDIX A: Variable Investment Options

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
AB Variable Products Series Fund, Inc.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio, Class B	Long-term growth of capital.
AB VPS Real Estate Investment Portfolio, Class B	Total return from long-term growth of capital and income.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class II	Capital growth; income is secondary.
American Funds Insurance Series®	Capital Research and Management Company (SM)
American Funds IS Asset Allocation Fund, Class 2	High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds IS Blue Chip Income and Growth Fund, Class 2	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Global Growth Fund, Class 2	Long-term growth of capital.
American Funds IS Growth Fund, Class 2	Growth of capital.
American Funds IS Growth-Income Fund, Class 2	Long-term growth of capital and income.
American Funds IS International Fund, Class 2	Long-term growth of capital.
American Funds IS Managed Risk Asset Allocation Fund, Class P2 – Milliman Financial Risk Management LLC	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds IS New World Fund®, Class 2	Long-term capital appreciation.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP Volatility Managed Growth Portfolio, Class F – Ameritas Investment Partners, Inc. ("AIP")** and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class F	Total return.
Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund, Class 2	Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund, Class 2	Capital appreciation.
Columbia Variable Portfolio - Emerging Markets Fund, Class 2	Long-term capital growth.
Columbia Variable Portfolio - High Yield Bond Fund, Class 2	High current income with capital growth secondary.
Columbia Variable Portfolio - Mid Cap Value Fund, Class 2	Long-term growth of capital.
Columbia Variable Portfolio - Overseas Core Fund, Class 2 (named Select International Equity prior to May 1, 2018)	Capital appreciation.
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2	Long-term capital growth.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Alternative Asset Allocation VIP, Class B – RREEF America L.L.C.	Capital appreciation.
Dreyfus Investment Portfolios	The Dreyfus Corporation
Dreyfus MidCap Stock Portfolio, Service Shares	Index: S&P MidCap 400 Index.***
Dreyfus Small Cap Stock Index Portfolio, Service Shares	Index: S&P SmallCap 600 Index.***
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Service Class 2 (2,5)	Seeks long-term capital appreciation.
Fidelity® VIP Government Money Market Portfolio, Service Class 2 (1,5)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Index 500 Portfolio, Service Class 2 (2,4)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.***
Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 (1,5)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Service Class 2 (2,5)	Seeks long-term growth of capital.
Direction Variable Annuity	46

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® VIP Strategic Income Portfolio, Service Class 2 (1,2,3,5)	Seeks a high level of current income. The fund may also seek capital appreciation.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; (4) Geode Capital Management, LLC; and (5) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc. (1) Franklin Mutual Advisers, LLC (2) Franklin Advisory Services, LLC (3) Templeton Investment Counsel, LLC (4)
Franklin Income VIP Fund, Class 2 (1)	Income.
Franklin Mutual Global Discovery VIP Fund, Class 2 (2)	Capital appreciation.
Franklin Small Cap Value VIP Fund, Class 2 (3)	Long-term total return.
Templeton Foreign VIP Fund, Class 2 (4)	Long-term capital growth.
Templeton Global Bond VIP Fund, Class 2 (1)	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Value Fund, Series II	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Diversified Dividend Fund, Series II	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Real Estate Fund, Series II – Invesco Asset Management Limited	Total return through growth of capital and current income.
Ivy Variable Insurance Portfolios	Ivy Investment Management Company
Ivy VIP Asset Strategy, Class II	To seek to provide total return.
Ivy VIP Balanced, Class II	To seek to provide total return through a combination of capital appreciation and current income.
Ivy VIP Energy, Class II	To seek to provide capital growth and appreciation.
Ivy VIP Global Growth, Class II	To seek to provide growth of capital.
Ivy VIP High Income, Class II	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy VIP International Core Equity, Class II	To seek to provide capital growth and appreciation.
Ivy VIP Mid Cap Growth, Class II	To seek to provide growth of capital.
Ivy VIP Science and Technology, Class II	To seek to provide growth of capital.
Ivy VIP Small Cap Core, Class II	To seek to provide capital appreciation.
Janus Aspen Series	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio, Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Growth Series, Service Class	Seeks capital appreciation.
MFS® New Discovery Series, Service Class	Seeks capital appreciation.
MFS® Utilities Series, Service Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Blended Research® Core Equity Portfolio, Service Class	Seeks capital appreciation.
MFS® Corporate Bond Portfolio, Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Government Securities Portfolio, Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust III	Massachusetts Financial Services Company
MFS® Blended Research® Small Cap Equity Portfolio, Service Class	Seeks capital appreciation.
MFS® Conservative Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.
MFS® Growth Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.
MFS® Moderate Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Global Strategist Portfolio, Class II	Total return.

Direction Variable Annuity	47

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Emerging Markets Bond Portfolio, Advisor Class	Seeks maximum total return.
PIMCO Low Duration Portfolio, Advisor Class	Seeks maximum total return.
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Short-Term Portfolio, Advisor Class	Seeks maximum current income.
Putnam Variable Trust	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund, Class IB	Seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund, Class IB – Putnam Investments Limited	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth. Income is a secondary objective.
VanEck VIP Trust	Van Eck Associates Corporation
VanEck VIP Global Gold Fund, Class S Shares	Long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Global Hard Assets Fund, Class S Shares	Long-term capital appreciation by investing primarily in hard asset securities. Income is secondary.

Direction Variable Annuity	48

Direction Variable Annuity	49

Direction Variable Annuity	50

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and the current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

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APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ▪ Traditional IRA ▪ SEP IRA ▪ SIMPLE IRA ▪ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, if you elect to cancel your Policy you may be subject to a withdrawal charge.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("Code") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2018 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual contribution maximum.

Direction Variable Annuity	52

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return (without an extension) must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year and if you have not attained age 70½.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2016	$98,000 - $118,000	$61,000 - $71,000
2017	$98,000 - $118,000	$61,000 - $71,000
2018	$ 101,000 - $121,000	$ 63,000 - $ 73,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $ 189,000 and the deductible contribution for you is phased out between $ 189,000 and $ 196,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a

Direction Variable Annuity	53

lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions no later than April 1 of the following year whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the Required Minimum Distribution for you. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached age 70½. If you did not designate a proper beneficiary, the funds remaining must be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) what your remaining life expectancy was before your death beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over what your remaining life expectancy was before your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax-free to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

  distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
  required minimum distributions made during or after the year you reach age 70½;
  any hardship distributions made under the terms of the plan; and
  amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.
Direction Variable Annuity	54

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2018 . If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $ 120,000 . Your ability to contribute to your Roth IRA is phased out at $ 135,000 . You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $ 189,000 . Your ability to contribute to your Roth IRA is phased out at $ 199,000 .

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

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Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies Code requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule. If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

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Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

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APPENDIX C: Permitted Rider Combinations

The table below illustrates the rider combinations that are permitted. Contact us if you have questions about the permitted rider combinations.

		Death Benefit Riders (DBR)					Surrender Charge Riders (SCR)
		Step-Up DBR	Return of Premium DBR	Enhanced DBR	Waypoint Income Rider	Minimum Premium Rider	Four-Year SCR	No SCR
Death Benefit Riders (DBR)	Step-Up DBR		No	Yes	Yes	Yes	No	No
	Return of Premium DBR	No		Yes	Yes	Yes	Yes	Yes
	Enhanced DBR	Yes	Yes		Yes	Yes	No	No
	Waypoint Income Rider	Yes	Yes	Yes		Yes	No	No
	Minimum Premium Rider	Yes	Yes	Yes	Yes		Yes	Yes
Surrender Charge Riders (SCR)	Four-Year SCR	No	Yes	No	No	Yes		No
	No SCR	No	Yes	No	No	Yes	No

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APPENDIX D: State-Specific Contract Provisions

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states or district described below. Further variations may arise; the variations are subject to change without notice.

California, Connecticut, Delaware, District of Columbia, Florida, Nebraska, North Dakota and South Dakota.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $2,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $2,000.

We must request and receive approval from the department of insurance of the State where the Policy is delivered if we defer payments of a full surrender or partial withdrawal or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over. If you send the Policy back during the Right to Examine period, we will refund the Policy's Accumulation Value and any Policy fee paid within 30 days from the date that we receive notice of cancellation and the returned Policy.

For Policy Owners age 60 and over, during the Right to Examine period your premium will be allocated to the Fixed Account or a money market subaccount unless you direct that the premium be invested in a stock or bond subaccount. If you do not direct that the premium be invested in a stock or bond subaccount, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the premium and any Policy fee paid. If you direct that the premium be invested in a stock or bond subaccount during the Right to Examine period, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the Policy's account value on the day the Policy is received by us or the agent who sold you the Policy, which could be less than the premium you paid for the Policy, plus any Policy fee paid.

The surrender charge will be waived in the event of (1) or (2) below:

(1) You become confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or are receiving home care or community-based care, for a period of at least 60 consecutive days after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity),

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You were not confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or were not receiving home care or community-based care, at any time during the 180-day period immediately prior to the Policy Date.

(d) You are not eligible for this benefit if you are confined to an assisted living facility, a facility primarily engaged in the treatment of mental or nervous disorders, a facility primarily engaged in the treatment of alcoholism or drug addiction, or a rehabilitation hospital.

(2) You acquire a terminal illness after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity).

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You must have received a diagnosis from your physician indicating that you have 12 months or less to live.

We must receive from you Written Notice of a full surrender or partial withdrawal and notice of your intention to exercise this benefit. We will provide you with a claim form within 15 days of receiving notice of your intention to exercise this benefit. If notice is for (1) above, the claim form will need to include due proof of confinement and be received within 12 months following such confinement. If notice is for (2) above, the claim form will need to include a certificate from your physician stating your life expectancy and any other proof we may require.

Connecticut. If this Policy is a replacement for an existing Policy, you have 10 days to review the Policy during the Right to Examine period. If you cancel the Policy prior to the Policy being delivered to you, we will refund an amount equal to the total of all premiums paid. If you return the Policy during the 10-day Right to Examine period, the amount of the refund will be equal to the sum of (a) the difference between the premiums paid including any Policy fees or other charges and the amounts allocated to the Separate Account under the Policy, and (b) the value of the amount allocated to any Separate Account under the Policy on the date the returned Policy is received by us or our agent.

Direction Variable Annuity	59

Delaware. The Right to Examine period for replacements of existing policies is 20 days.

District of Columbia. The Right to Examine period for replacements of existing policies is 10 days.

Florida. The Right to Examine period is 21 days regardless of whether it is a replacement of an existing policy. The amount of a refund will be equal to the greater of the Policy's Accumulation Value, plus any fees or charges deducted from the premiums or imposed under the Policy, or a refund of all premiums paid.

The earliest Maturity Date that you may choose is 12 months after your Policy Date. You may select to change the Maturity Date to be no earlier than the later of the date of the request or 12 months.

If we delay payment of a full surrender, partial withdrawal or transfer from the fixed account for 30 days or more, we will include interest for the delay period at the rate specified in accordance with Florida law.

North Dakota. The Right to Examine period is 20 days regardless of whether it is a replacement of an existing Policy.

Interest will accrue on the death benefit from the date of death to the date of settlement at an interest rate no less than the declared interest rate for proceeds left on deposit with us. If the death benefit is paid in a single sum, we will pay the death benefit and accrued interest within two months from the date we receive proof of death.

Pennsylvania. The Right to Examine period is 45 days for a replacement of a Policy with Ameritas Life.

Direction Variable Annuity	60

APPENDIX E: Accumulation Unit Values

The following table shows Accumulation Unit Values ("AUVs") for the Subaccounts that fund obligations of Ameritas Variable Separate Account VA-2 (the "Registrant") under variable annuity Policies offered by this prospectus. Direction Variable Annuity AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for Direction Variable Annuity Policies, as well as accumulation units for the Registrant's other policies that are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include Overture Medley® , Medley!, Overture Annuity, Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim, and Overture Accent (collectively referred to as the "Other VA-2 Annuities"). Policy expenses vary for each of the Registrant's variable annuities; therefore, Direction Variable Annuity AUVs are not representative of values for the other products.

The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

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Direction Variable Annuity	71

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB VPS Growth and Income	2015				NA
Portfolio, Class B (12/15/2015)	2016	27.41	32.771	462
	2017		38.481	1,283
AB VPS Real Estate Investment	2015				NA
Portfolio, Class B (12/15/2015)	2016	8.67	9.724	25,619
	2017		10.242	61,685
THE ALGER PORTFOLIOS
Alger Balanced Portfolio, Class I-2	2008	NA	NA	NA	760,726
	2009				636,851
	2010				511,957
	2011				430,306
	2012				364,454
	2013				293,565
	2014				280,315
	2015				257,437
	2016				214,601
	2017				197,821
AMERICAN CENTURY INVESTMENTS
American Century VP Income & Growth	2008	NA	NA	NA	2,182,141
Fund, Class I	2009				1,894,536
	2010				1,572,327
	2011				1,401,621
	2012				1,205,790
	2013				1,117,071
	2014				1,064,616
	2015				4,665,191
	2016				3,707,974
	2017				3,337,117
American Century VP Income & Growth	2015				NA
Fund, Class II (12/15/2015)	2016	7.94	9.612	23,515
	2017		11.448	50,884
American Century VP Mid Cap Value	2008	NA	NA	NA	82,449
Fund, Class I	2009				91,491
	2010				127,320
	2011				116,396
	2012				121,503
	2013				145,142
	2014				258,142
	2015				253,981
	2016				390,079
	2017				353,491
Direction Variable Annuity	72

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
AMERICAN FUNDS INSURANCE SERIES ®
American Funds IS Asset Allocation	2015				NA
Fund, Class 2 (12/15/2015)	2016	19.14	22.168	27,710
	2017		25.511	54,794
American Funds IS Blue Chip Income	2015				NA
and Growth Fund, Class 2 (12/15/2015)	2016	11.63	14.712	80,564
	2017		17.049	157,594
American Funds IS Global Growth	2015				NA
Fund, Class 2 (12/15/2015)	2016	23.83	26.109	3,029
	2017		33.986	10,527
American Funds IS Growth	2015				NA
Fund, Class 2 (12/15/2015)	2016	61.11	73.427	4,880
	2017		93.269	12,198
American Funds IS Growth-Income	2015				NA
Fund, Class 2 (12/15/2015)	2016	41.13	49.765	7,913
	2017		60.301	21,462
American Funds IS International	2015				NA
Fund, Class 2 (12/15/2015)	2016	16.37	18.484	6,029
	2017		24.184	21,836
American Funds IS Managed Risk Asset	2015				NA
Allocation Fund, Class P2 (12/15/2015)	2016	11.17	12.446	50,744
	2017		14.147	55,365
American Funds IS New World Fund®,	2015				NA
Class 2 (12/15/2015)	2016	17.09	19.512	7,736
	2017		25.007	16,560
CALVERT VARIABLE PRODUCTS, INC.
Calvert VP EAFE International Index	2008	NA	NA	NA	6,483
Portfolio, Class I	2009				8,320
	2010				740,955
	2011				674,035
	2012				677,970
	2013				631,450
	2014				866,749
	2015				837,422
	2016				644,337
	2017				561,151
Calvert VP Investment Grade Bond	2010	NA	NA	NA	1,131,014
Index Portfolio, Class I	2011				1,785,051
	2012				2,332,546
	2013				2,542,200
	2014				2,244,269
	2015				2,033,508
	2016				1,718,839
	2017				1,721,351
Calvert VP Nasdaq 100 Index	2008	NA	NA	NA	1,234,079
Portfolio, Class I	2009				1,242,890
	2010				5,499,465
	2011				4,698,115
	2012				5,027,304
	2013				4,447,908
	2014				3,265,834
	2015				3,175,476
	2016				3,634,153
	2017				3,142,022
Calvert VP Russell 2000 Small Cap	2008	NA	NA	NA	471,050
Index Portfolio, Class I	2009				385,030
	2010				2,733,011
	2011				1,728,186
	2012				1,870,836
	2013				1,689,359
Direction Variable Annuity	73

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2014				1,723,070
	2015				1,586,809
	2016				1,744,150
	2017				1,599,906
Calvert VP S&P 500 Index Portfolio	2008	NA	NA	NA	513,787
	2009				421,665
	2010				345,274
	2011				694,858
	2012				733,014
	2013				785,273
	2014				602,155
	2015				708,560
	2016				1,068,813
	2017				936,639
Calvert VP S&P MidCap 400 Index	2008	NA	NA	NA	630,565
Portfolio, Class I	2009				562,867
	2010				2,415,861
	2011				2,890,381
	2012				2,670,183
	2013				2,701,723
	2014				2,250,805
	2015				2,173,827
	2016				2,021,433
	2017				1,812,957
Calvert VP Volatility Managed Growth	2013				1,325,834
Portfolio, Class F (12/15/2015)	2014				4,406,714
	2015				6,675,015
	2016	15.15	16.546	476,095	6,824,402
	2017		19.155	1,044,733	6,654,647
Calvert VP Volatility Managed	2013				574,992
Moderate Growth Portfolio, Class F	2014				1,716,081
(12/15/2015)	2015				3,472,560
	2016	14.99	16.556	288,490	3,885,954
	2017		18.778	474,196	3,803,484
Calvert VP Volatility Managed	2013				427,565
Moderate Portfolio, Class F	2014				4,979,675
(12/15/2015)	2015				5,011,071
	2016	14.94	16.371	77,925	5,349,639
	2017		18.181	197,242	5,080,147
CALVERT VARIABLE SERIES, INC.
Calvert VP SRI Balanced Portfolio,	2008	NA	NA	NA	2,688,395
Class I	2009				2,360,891
	2010				2,070,265
	2011				2,038,955
	2012				1,934,538
	2013				1,906,691
	2014				2,002,676
	2015				1,916,823
	2016				1,832,720
	2017				1,700,996
Calvert VP SRI Balanced Portfolio,	2015				NA
Class F (12/15/2015)	2016	1.926	2.154	23,424
	2017		2.374	72,269
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Columbia Variable Portfolio - Strategic	2015				NA
Income Fund, Class 2 (12/15/2015)	2016	4.31	4.764	18,379
	2017		4.995	30,735
Direction Variable Annuity	74

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
COLUMBIA FUNDS VARIABLE SERIES TRUST II
Columbia Variable Portfolio - Disciplined	2015				NA
Core Fund, Class 2 (12/15/2015)	2016	32.32	38.121	2,898
	2017		46.831	5,716
Columbia Variable Portfolio - Emerging	2015				NA
Markets Fund, Class 2 (12/15/2015)	2016	12.21	14.048	704
	2017		20.433	8,382
Columbia Variable Portfolio - High Yield	2015				NA
Bond Fund, Class 2 (12/15/2015)	2016	6.29	7.09	22,459
	2017		7.454	35,359
Columbia Variable Portfolio - Mid Cap Value	2015				NA
Fund, Class 2 (12/15/2015)	2016	15.47	19.546	10,119
	2017		21.925	15,220
Columbia Variable Portfolio – Overseas Core	2015				NA
Fund, Class 2 (12/15/2015)	2016	12.30	12.582	2,340
	2017		15.844	2,344
Columbia Variable Portfolio - Select	2015				NA
Smaller-Cap Value Fund, Class 2 (12/15/2015)	2016	16.42	21.102	1,545
	2017		23.416	4,907
DEUTSCHE VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP,	2015				NA
Class B (12/15/2015)	2016	12.25	13.096	2,122
	2017		13.875	2,821
Deutsche International Growth VIP,	2008	NA	NA	NA	27,166
Class A	2009				49,157
	2010				48,452
	2011				47,063
	2012				48,325
	2013				42,869
	2014				44,455
	2015				46,462
	2016				41,401
	2017				50,667
Deutsche Small Mid Cap Value VIP,	2008	NA	NA	NA	1,023,997
Class A	2009				1,603,658
	2010				633,725
	2011				1,229,888
	2012				1,235,282
	2013				457,314
	2014				202,652
	2015				205,086
	2016				171,980
	2017				148,837
DREYFUS INVESTMENT PORTFOLIOS
Dreyfus MidCap Stock,	2008				232,317
Service Shares (12/15/2015)	2009				192,026
	2010				155,799
	2011				174,799
	2012				150,094
	2013				124,230
	2014				127,531
	2015				112,554
	2016	17.21	21.549	10,296	97,585
	2017		24.545	26,606	84,263
Dreyfus Small Cap Stock Index,	2015				NA
Service Shares (12/15/2015)	2016	15.02	20.815	19,771
	2017		23.165	32,282
Direction Variable Annuity	75

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Asset Manager	2008	NA	NA	NA	765,426
Portfolio, Initial Class	2009				613,355
	2010				529,768
	2011				438,922
	2012				375,655
	2013				326,337
	2014				292,045
	2015				254,733
	2016				212,961
	2017				182,539
Fidelity® VIP Asset Manager	2008	NA	NA	NA	159,545
Portfolio, Service Class	2009				136,193
	2010				104,546
	2011				80,912
	2012				71,581
	2013				65,990
	2014				65,460
	2015				61,290
	2016				57,827
	2017				49,563
Fidelity® VIP Asset Manager	2008	NA	NA	NA	236,279
Portfolio, Service Class 2	2009				176,866
	2010				165,408
	2011				145,470
	2012				135,498
	2013				112,456
	2014				99,129
	2015				94,886
	2016				96,779
	2017				66,686
Fidelity® VIP Asset Manager: Growth	2008	NA	NA	NA	127,949
Portfolio, Initial Class	2009				104,424
	2010				87,126
	2011				78,422
	2012				65,961
	2013				58,686
	2014				52,014
	2015				44,393
	2016				40,783
	2017				34,597
Fidelity® VIP Asset Manager: Growth	2008	NA	NA	NA	41,239
Portfolio, Service Class	2009				29,092
	2010				18,648
	2011				16,312
	2012				13,436
	2013				12,402
	2014				11,686
	2015				9,713
	2016				7,427
	2017				4,074
Fidelity® VIP Asset Manager: Growth	2008	NA	NA	NA	111,852
Portfolio, Service Class 2	2009				62,395
	2010				46,778
	2011				40,437
	2012				36,824
	2013				28,580
	2014				26,061
	2015				37,287
Direction Variable Annuity	76

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2016				35,894
	2017				27,001
Fidelity® VIP Contrafund® Portfolio,	2008	NA	NA	NA	874,442
Initial Class	2009				703,866
	2010				583,903
	2011				503,508
	2012				436,400
	2013				400,764
	2014				358,004
	2015				314,685
	2016				267,208
	2017				234,415
Fidelity® VIP Contrafund® Portfolio,	2008	NA	NA	NA	316,539
Service Class	2009				219,712
	2010				171,461
	2011				138,632
	2012				120,522
	2013				102,721
	2014				90,264
	2015				79,074
	2016				69,194
	2017				53,971
Fidelity® VIP Contrafund® Portfolio,	2008				1,153,433
Service Class 2 (12/15/2015)	2009				1,052,323
	2010				914,442
	2011				791,378
	2012				1,503,230
	2013				1,336,003
	2014				892,355
	2015				548,470
	2016	30.05	35.450	19,215	480,252
	2017		42.736	47,663	406,565
Fidelity® VIP Equity-Income Portfolio,	2008	NA	NA	NA	821,310
Initial Class	2009				677,700
	2010				573,235
	2011				492,827
	2012				435,832
	2013				380,758
	2014				339,595
	2015				302,458
	2016				260,510
	2017				231,829
Fidelity® VIP Equity-Income Portfolio,	2008	NA	NA	NA	205,618
Service Class	2009				161,998
	2010				123,371
	2011				91,229
	2012				68,623
	2013				60,518
	2014				49,237
	2015				43,836
	2016				38,337
	2017				32,675
Fidelity® VIP Equity-Income Portfolio,	2008	NA	NA	NA	803,910
Service Class 2	2009				678,604
	2010				546,611
	2011				475,989
	2012				384,142
	2013				325,024
	2014				286,446
	2015				261,436
Direction Variable Annuity	77

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2016				235,326
	2017				207,740
Fidelity® VIP Government Money Market	2013	NA	NA	NA	45,054,692
Portfolio, Initial Class	2014				22,835,692
	2015				21,287,586
	2016				21,027,826
	2017				15,299,003
Fidelity® VIP Government Money Market	2015				NA
Portfolio, Service Class 2 (12/15/2015)	2016	1.00	0.991	506,725
	2017		0.985	167,733
Fidelity® VIP Growth Portfolio,	2008	NA	NA	NA	464,476
Initial Class	2009				383,365
	2010				338,798
	2011				293,222
	2012				250,381
	2013				216,725
	2014				192,097
	2015				175,308
	2016				159,464
	2017				144,233
Fidelity® VIP Growth Portfolio,	2008	NA	NA	NA	128,416
Service Class	2009				97,484
	2010				68,339
	2011				54,933
	2012				46,187
	2013				42,556
	2014				34,544
	2015				32,033
	2016				26,695
	2017				22,302
Fidelity® VIP Growth Portfolio,	2008	NA	NA	NA	307,877
Service Class 2	2009				264,940
	2010				211,717
	2011				173,705
	2012				142,612
	2013				115,952
	2014				94,829
	2015				87,866
	2016				85,475
	2017				83,467
Fidelity® VIP High Income Portfolio,	2008	NA	NA	NA	500,407
Initial Class	2009				507,888
	2010				355,989
	2011				344,826
	2012				321,881
	2013				259,157
	2014				218,512
	2015				166,523
	2016				165,078
	2017				144,880
Fidelity® VIP High Income Portfolio,	2008	NA	NA	NA	345,499
Service Class	2009				316,585
	2010				186,822
	2011				185,722
	2012				144,312
	2013				136,033
	2014				97,756
	2015				76,452
	2016				64,953
	2017				52,897
Direction Variable Annuity	78

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
Fidelity® VIP High Income Portfolio,	2008	NA	NA	NA	2,726,370
Service Class 2	2009				3,406,720
	2010				1,287,653
	2011				4,346,195
	2012				5,114,159
	2013				5,322,655
	2014				4,936,492
	2015				3,821,491
	2016				3,452,750
	2017				3,351,309
Fidelity® VIP Index 500 Portfolio,	2015				NA
Service Class 2 (12/15/2015)	2016	187.70	225.799	6,967
	2017		271.423	12,850
Fidelity® VIP Investment Grade Bond	2008	NA	NA	NA	1,281,868
Portfolio, Initial Class	2009				959,837
	2010				795,201
	2011				669,626
	2012				597,385
	2013				437,999
	2014				359,954
	2015				376,115
	2016				347,652
	2017				322,672
Fidelity® VIP Investment Grade Bond	2008				2,527,783
Portfolio, Service Class 2 (12/15/2015)	2009				1,386,132
	2010				1,146,155
	2011				922,915
	2012				883,490
	2013				679,446
	2014				643,181
	2015				3,998,481
	2016	12.11	12.515	74,332	4,147,497
	2017		12.885	138,064	4,153,649
Fidelity® VIP Mid Cap Portfolio,	2009				572,320
Service Class 2 (12/15/2015)	2010				567,231
	2011				359,957
	2012				497,882
	2013				160,455
	2014				148,623
	2015				143,219
	2016	28.46	35.296	5,108	77,987
	2017		42.124	17,610	73,955
Fidelity® VIP Overseas Portfolio,	2008	NA	NA	NA	456,078
Initial Class	2009				364,521
	2010				316,706
	2011				264,400
	2012				222,929
	2013				192,646
	2014				164,464
	2015				150,409
	2016				135,530
	2017				117,494
Fidelity® VIP Overseas Portfolio,	2008	NA	NA	NA	167,010
Service Class	2009				113,746
	2010				75,326
	2011				59,458
	2012				44,436
	2013				39,017
	2014				29,603
	2015				28,296
Direction Variable Annuity	79

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2016				20,552
	2017				17,167
Fidelity® VIP Overseas Portfolio,	2008	NA	NA	NA	678,087
Service Class 2	2009				628,891
	2010				550,717
	2011				493,714
	2012				414,317
	2013				353,327
	2014				344,759
	2015				339,095
	2016				325,571
	2017				283,411
Fidelity® VIP Strategic Income Portfolio,	2015				NA
Service Class 2 (12/15/2015)	2016	10.37	11.258	9,979
	2017		11.988	20,641
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund, Class 2	2015
(12/15/2015)	2016	13.34	16.042	8,163	10,582
	2017		17.419	16,293	24,037
Franklin Mutual Global Discovery VIP Fund,	2015				NA
Class 2 (12/15/2015)	2016	17.63	21.528	462
	2017		23.147	571
Franklin Small Cap Value VIP Fund,	2015				NA
Class 2 (12/15/2015)	2016	16.01	22.804	4,299
	2017		24.984	14,100
Templeton Foreign VIP Fund, Class 2	2015				NA
(12/15/2015)	2016	11.88	14.016	5,238
	2017		16.194	7,888
Templeton Global Bond VIP Fund,	2014				2,561,928
Class 2 (12/15/2015)	2015				2,454,453
	2016	15.36	16.114	28,153	2,105,828
	2017		16.262	36,600	2,136,861
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Value Fund,	2015				NA
Series II (12/15/2015)	2016	13.61	17.751	3,103
	2017		19.277	5,866
Invesco V.I. Diversified Dividend Fund,	2015				NA
Series II (12/15/2015)	2016	21.72	26.286	8,612
	2017		28.194	13,120
Invesco V.I. Global Core Equity	2008	NA	NA	NA	680,681
Fund, Series I	2009				562,744
	2010				463,179
	2011				414,342
	2012				366,109
	2013				302,122
	2014				266,973
	2015				236,132
	2016				207,466
	2017				183,063
Invesco V.I. Global Real Estate Fund,	2009	NA	NA	NA	1,278,479
Series I	2010				486,150
	2011				2,022,449
	2012				2,308,377
	2013				2,737,592
	2014				2,164,239
	2015				2,326,173
	2016				139,302
	2017				135,938
Direction Variable Annuity	80

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
Invesco V.I. Global Real Estate Fund,	2015				NA
Series II (12/15/2015)	2016	14.74	16.049	9,435
	2017		17.913	18,435
Invesco V.I. International Growth Fund,	2008	NA	NA	NA	13,702
Series I	2009				65,222
	2010				94,655
	2011				1,083,001
	2012				1,099,800
	2013				1,087,955
	2014				1,258,114
	2015				1,038,514
	2016				291,759
	2017				256,063
Invesco V.I. Mid Cap Growth Fund,	2012	NA	NA	NA	467,992
Series I	2013				456,351
	2014				416,185
	2015				436,704
	2016				408,287
	2017				404,722
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy, Class II	2015				NA
(12/15/2015)	2016	7.9212	8.016	0
	2017		9.387	558
Ivy VIP Balanced, Class II	2015
(12/15/2015)	2016	8.2146	8.855	50,229	54,393
	2017		9.764	55,016	62,370
Ivy Funds VIP Energy, Class II	2015				NA
(12/15/2015)	2016	4.2546	6.719	13,293
	2017		5.812	40,613
Ivy Funds VIP Global Growth, Class II	2015				NA
(12/15/2015)	2016	7.9234	8.336	2,569
	2017		10.278	4,099
Ivy VIP High Income, Class II	2015				NA
(12/15/2015)	2016	3.2539	3.858	10,445
	2017		4.075	51,651
Ivy Funds VIP International Core Equity,	2015				NA
Class II (12/15/2015)	2016	14.0563	15.55	10,314
	2017		18.961	10,387
Ivy VIP Mid Cap Growth, Class II	2015				NA
(12/15/2015)	2016	8.3155	9.906	5,899
	2017		12.446	16,756
Ivy VIP Science and Technology,	2015				NA
Class II (12/15/2015)	2016	20.2457	23.094	7,555
	2017		30.209	21,581
Ivy VIP Small Cap Core, Class II	2015				NA
(12/15/2015)	2016	14.2134	19.99	6,338
	2017		22.509	16,354
JANUS ASPEN SERIES
Janus Flexible Bond Portfolio,	2015				NA
Service Shares (12/15/2015)	2016	12.74	12.822	22,597
	2017		13.120	27,114
MFS ® VARIABLE INSURANCE TRUST
MFS® Growth Series, Service Class	2015				NA
(12/15/2015)	2016	36.19	39.572	3,636
	2017		51.360	7,031
MFS® New Discovery Series,	2008	NA	NA	NA	428,678
Initial Class	2009				373,458
	2010				347,384
	2011				297,467
	2012				244,151
Direction Variable Annuity	81

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2013				288,807
	2014				227,703
	2015				216,618
	2016				199,394
	2017				186,028
MFS® New Discovery Series,	2015				NA
Service Class (12/15/2015)	2016	12.72	15.576	1,550
	2017		19.483	17,414
MFS® Total Return Series, Initial Class	2008	NA	NA	NA	51,703
	2009				110,857
	2010				114,573
	2011				125,046
	2012				106,766
	2013				186,570
	2014				212,390
	2015				252,440
	2016				253,655
	2017				240,837
MFS® Utilities Series, Initial Class	2008	NA	NA	NA	1,118,480
	2009				953,869
	2010				769,352
	2011				656,441
	2012				583,210
	2013				550,982
	2014				529,523
	2015				499,129
	2016				449,524
	2017				384,980
MFS® Utilities Series, Service Class	2015				NA
(12/15/2015)	2016	23.57	27.717	11,341
	2017		31.420	29,210
MFS® VARIABLE INSURANCE TRUST II
MFS® Blended Research® Core Equity	2015				NA
Portfolio, Service Class (12/15/2015)	2016	44.16	51.723	191
	2017		61.694	276
MFS® Corporate Bond Portfolio,	2015				NA
Service Class (12/15/2015)	2016	11.02	11.582	21,938
	2017		12.168	34,844
MFS® Government Securities Portfolio,	2015				NA
Service Class (12/15/2015)	2016	12.78	12.608	95,080
	2017		12.736	112,303
MFS® Research International	2014	NA	NA	NA
Portfolio, Initial Class	2015				2,167,785
	2016				2,316,319
	2017				2,012,074
MFS® Strategic Income Portfolio,	2013	NA	NA	NA	984,914
Initial Class	2014				688,529
	2015				578,034
	2016				511,968
	2017				436,351
MFS® VARIABLE INSURANCE TRUST III
MFS® Blended Research® Small Cap	2015				NA
Equity Portfolio, Service Class (12/15/2015)	2016	10.70	14.372	2,183
	2017		16.321	5,056
MFS® Conservative Allocation Portfolio,	2015				NA
Service Class (12/15/2015)	2016	10.77	11.517	7,760
	2017		12.685	7,441
MFS® Growth Allocation Portfolio,	2015				NA
Service Class (12/15/2015)	2016	10.52	11.941	2,049
	2017		14.129	17,104
Direction Variable Annuity	82

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
MFS® Moderate Allocation Portfolio,	2015				NA
Service Class (12/15/2015)	2016	11.86	13.079	61,627
	2017		14.923	78,857
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF Emerging Markets	2008	NA	NA	NA	1,637,256
Equity Portfolio, Class I	2009				1,574,095
	2010				1,589,680
	2011				2,224,535
	2012				1,750,571
	2013				1,979,509
	2014				3,191,408
	2015				2,281,214
	2016				1,303,586
	2017				1,135,620
Morgan Stanley VIF Global Strategist	2008	NA	NA	NA	559,251
Portfolio, Class I	2009				438,212
	2010				330,306
	2011				292,751
	2012				213,112
	2013				187,567
	2014				178,440
	2015				154,455
	2016				122,331
	2017				114,209
Morgan Stanley VIF Global Strategist	2015				NA
Portfolio, Class II (12/15/2015)	2016	8.85	9.772	11,485
	2017		11.221	11,896
Morgan Stanley VIF U.S. Real Estate	2008	NA	NA	NA	1,142,563
Portfolio, Class I	2009				709,524
	2010				587,352
	2011				526,288
	2012				495,100
	2013				426,860
	2014				432,504
	2015				414,791
	2016				1,368,979
	2017				1,363,290
ALPS VARIABLE INVESTMENT TRUST
Morningstar Balanced ETF Asset	2011	NA	NA	NA	43,475
Allocation Portfolio, Class II	2012				74,071
	2013				132,793
	2014				145,955
	2015				126,674
	2016				99,254
	2017				100,074
Morningstar Growth ETF Asset	2011	NA	NA	NA	39,837
Allocation Portfolio, Class II	2012				78,814
	2013				74,480
	2014				79,671
	2015				73,667
	2016				74,477
	2017				61,643
Morningstar Income and Growth ETF	2011	NA	NA	NA	140,711
Asset Allocation Portfolio, Class II	2012				139,773
	2013				120,386
	2014				111,567
	2015				124,036
	2016				101,028
	2017				73,815
Direction Variable Annuity	83

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Mid Cap Growth	2015				NA
Portfolio, Class S (12/15/2015)	2016	19.24	22.033	1,356
	2017		27.173	15,028
Neuberger Berman AMT Mid Cap	2008	NA	NA	NA	5,138
Intrinsic Value Portfolio, Class I	2009				44,140
	2010				2,195,326
	2011				33,942
	2012				39,519
	2013				46,771
	2014				54,532
	2015				50,237
	2016				51,478
	2017				44,633
Neuberger Berman AMT Mid Cap	2015				NA
Intrinsic Value Portfolio, Class S (12/15/2015)	2016	15.82	20.431	152
	2017		23.536	13,162
PIMCO VARIABLE INSURANCE TRUST
PIMCO CommodityRealReturn® Strategy	2015				NA
Portfolio, Advisor Class (12/15/2015)	2016	6.59	7.955	7,994
	2017		8.038	12,360
PIMCO Emerging Markets Bond Portfolio,	2015				NA
Advisor Class (12/15/2015)	2016	11.39	13.078	1,090
	2017		14.213	5,326
PIMCO Low Duration Portfolio,	2014	NA	NA	NA	1,342,756
Administrative Class	2015				1,246,114
	2016				972,837
	2017				972,159
PIMCO Low Duration Portfolio,	2015				NA
Advisor Class (12/15/2015)	2016	10.22	10.281	24,036
	2017		10.307	31,813
PIMCO Real Return Portfolio,	2016	11.92	12.420	5,420	8,816
Advisor Class (05/01/2016)	2017		12.734	15,496	25,410
PIMCO Short-Term Portfolio, Advisor Class	2015				NA
(12/15/2015)	2016	10.22	10.398	10,238
	2017		10.532	11,127
PIMCO Total Return Portfolio,	2009	NA	NA	NA	5,663,281
Administrative Class	2010				5,780,895
	2011				8,442,456
	2012				8,588,316
	2013				9,177,014
	2014				7,317,885
	2015				1,214,269
	2016				1,075,020
	2017				946,386
PUTNAM VARIABLE TRUST
Putnam VT Global Asset Allocation Fund,	2015				NA
Class IB (12/15/2015)	2016	16.25	18.196	164
	2017		20.779	1,985
Putnam VT Global Health Care Fund,	2015				NA
Class IB (12/15/2015)	2016	18.33	17.645	4,831
	2017		20.143	5,339
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip Growth	2008				4,777,747
Portfolio – II (12/15/2015)	2009				6,262,159
	2010				3,045,169
	2011				2,486,805
	2012				3,125,354
	2013				2,831,682
Direction Variable Annuity	84

			Direction	Number (#) of Accumulation Units
FUND COMPANY		Direction	Variable Annuity	At End of Year
Subaccount (inception date)	Year	Variable Annuity	Value ($) at	(December 31)
		Value ($) at	End of Year	Direction	Other VA-2
		Inception	(December 31)	Variable Annuity	Annuities
	2014				1,627,320
	2015				1,742,010
	2016	20.25	22.282	53,888	2,345,823
	2017		29.966	95,997	1,948,441
THIRD AVENUE VARIABLE SERIES TRUST
Third Avenue Value Portfolio	2008	NA	NA	NA	1,948,053
	2009				1,747,581
	2010				1,053,919
	2011				861,360
	2012				716,766
	2013				603,719
	2014				520,473
	2015				457,181
	2016				378,692
	2017				324,515
VANECK VIP TRUST
VanEck VIP Global Gold Fund,	2015				NA
Class S Shares (12/15/2015)	2016	4.36	7.094	35,575
	2017		7.923	40,503
VanEck VIP Global Hard Assets Fund,	2015				NA
Class S Shares (12/15/2015)	2016	13.87	23.231	2,109
	2017		22.548	4,926

Direction Variable Annuity	85

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

A Statement of Additional Information, dated May 1, 2018 , contains other information about the Separate Account and Ameritas Life, plus more details concerning the disclosures in this prospectus. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE	2
	STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	3
	OTHER INFORMATION SERVICE MARKS AND COPYRIGHTS LICENSING AGREEMENT FINANCIAL STATEMENTS	4

Thank you for reviewing this prospectus. You should also review the portfolio prospectuses for the variable investment options you select. If you have questions, contact your sales representative, or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 404-467-7335

Interfund Transfer Request Fax: 402-467-7923

ameritas.com

© 2018 Ameritas Life Insurance Corp.	Registration No. 811-05192
Direction Variable Annuity	86

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
Statement of Additional Information dated May 1, 2018	Lincoln, NE 68510
to accompany Policy Prospectus dated May 1, 2018

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending an email to us through our website at ameritas.com, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Ameritas Life maintains and services the Policy described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2017 and 2016, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2017, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2017, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account VA-2	SAI:1	Statement of Additional Information

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2015, 2016, or 2017.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life internal legal staff.

PURCHASE OF SECURITIES BEING OFFERED

Direction Variable Annuity (SEC File No. 333-206889) is a flexible premium deferred variable annuity policy sold by licensed insurance agents in states where the Policy may lawfully be sold. The agents who sell and service the Policy are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA").

UNDERWRITER

The Direction Variable Annuity Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2015	2016	2017
Variable annuity commissions the Depositor paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$10,603,824	$7,933,246	$6,517,460
Variable annuity commissions earned and kept by AIC.	$27,369	$38,586	$18,487
Fees the Depositor paid to AIC for variable annuity Principal Underwriter services.	$1,039,587	$1,425,483	$341,067

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Ameritas Variable Separate Account VA-2	SAI:2	Statement of Additional Information

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense risk charge and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30 day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30 day period. Because this yield is annualized, the yield generated by a Subaccount during the 30 day period is assumed to be generated each 30 day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [(a - b + 1)6 - 1], where:

cd

a = net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of Accumulation Units outstanding during the period, and

d = the maximum offering price per Accumulation Unit on the last day of the period.

The yield reflects the base Policy mortality and expense risk charge and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, such that no Policy fee is applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period,

Ameritas Variable Separate Account VA-2	SAI:3	Statement of Additional Information

we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the money market Subaccount nor that Subaccount's investment in the money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration statement, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account VA-2	SAI:4	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the “Account”) as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 16, 2018

We have served as the Account’s auditor since 1987.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
817,569.077 shares at $23.89 per share (cost $17,350,252)	$19,531,725
Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
88,300.247 shares at $23.77 per share (cost $1,908,541)	2,098,897
Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
474,575.891 shares at $23.32 per share (cost $10,193,819)	11,067,110
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
255,208.595 shares at $74.05 per share (cost $9,746,562)	18,898,196
Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
32,855.244 shares at $73.76 per share (cost $1,457,754)	2,423,403
Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
93,905.497 shares at $72.86 per share (cost $4,594,767)	6,841,955
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
846,843.176 shares at $5.45 per share (cost $4,615,454)	4,615,295
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
212,695.617 shares at $5.42 per share (cost $1,149,515)	1,152,810
Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
10,569,291.670 shares at $5.27 per share (cost $58,039,773)	55,700,167
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
221,536.473 shares at $22.87 per share (cost $3,774,518)	5,066,539
Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
29,663.834 shares at $22.77 per share (cost $552,612)	675,446
Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
381,265.509 shares at $22.66 per share (cost $6,935,518)	8,639,476
Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
615,791.916 shares at $15.23 per share (cost $9,405,021)	9,378,511
Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
120,795.368 shares at $15.09 per share (cost $1,823,497)	1,822,802
Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
130,571.516 shares at $14.86 per share (cost $1,916,681)	1,940,293
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
716,539.933 shares at $12.80 per share (cost $9,115,034)	9,171,711
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
7,565,179.281 shares at $12.49 per share (cost $94,715,646)	94,489,089
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
525,142.116 shares at $37.94 per share (cost $14,049,013)	19,923,892
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
120,982.590 shares at $37.77 per share (cost $3,362,274)	4,569,512

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
844,526.977 shares at $37.05 per share (cost $23,529,244)	$31,289,725
Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
63,029.745 shares at $19.21 per share (cost $927,641)	1,210,801
Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,833.839 shares at $19.07 per share (cost $99,631)	130,321
Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
36,347.667 shares at $18.95 per share (cost $623,052)	688,788
Fidelity VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
133,756.484 shares at $37.79 per share (cost $4,151,911)	5,054,658
Fidelity VIP Government Money Market Portfolio, Initial Class (Money Market) -
14,760,141.910 shares at $1.00 per share (cost $14,760,142)	14,760,142
Fidelity VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
165,257.000 shares at $1.00 per share (cost $165,257)	165,257
Fidelity VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
13,024.493 shares at $267.78 per share (cost $2,997,018)	3,487,699
Fidelity VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
21,705.137 shares at $11.40 per share (cost $245,636)	247,439
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
410,531.754 shares at $17.20 per share (cost $5,413,387)	7,061,146
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities) -
971,851.430 shares at $29.50 per share (cost $25,216,742)	28,669,617
MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
387,178.128 shares at $20.10 per share (cost $6,433,423)	7,782,280
MFS Total Return Series Portfolio, Initial Class (Total Return) -
317,587.700 shares at $24.70 per share (cost $7,065,249)	7,844,416
MFS Growth Series, Service Class (Growth SC) -
7,639.055 shares at $47.27 per share (cost $317,149)	361,098
MFS New Discovery Series Portfolio, Service Class (New Discovery SC) -
18,269.617 shares at $18.57 per share (cost $308,163)	339,267
MFS Utilities Series Portfolio, Service Class (Utilities SC) -
31,669.727 shares at $28.98 per share (cost $891,395)	917,789
MFS Variable Insurance Trust II (MFS):
MFS Strategic Income Portfolio, Initial Class (Strategic) -
510,608.539 shares at $9.84 per share (cost $5,084,613)	5,024,388
MFS Research International Portfolio, Initial Class (Research) -
2,089,779.373 shares at $17.05 per share (cost $31,763,689)	35,630,738

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS Variable Insurance Trust II (MFS), continued:
MFS Blended Research Core Equity Portfolio, Service Class (Blended Core SC) -
316.520 shares at $53.79 per share (cost $15,157)	$17,026
MFS Corporate Bond Portfolio, Service Class (Corporate SC) -
36,899.895 shares at $11.49 per share (cost $426,259)	423,980
MFS Government Securities Portfolio, Service Class (Government SC) -
116,188.870 shares at $12.31 per share (cost $1,480,167)	1,430,285
MFS Variable Insurance Trust III (MFS):
MFS Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
19,775.788 shares at $12.22 per share (cost $230,771)	241,660
MFS Moderate Allocation Portfolio, Service Class (Moderate SC) -
88,344.521 shares at $13.32 per share (cost $1,092,854)	1,176,749
MFS Conservative Allocation Portfolio, Service Class (Conservative SC) -
8,115.464 shares at $11.63 per share (cost $92,682)	94,383
MFS Blended Research Small Cap Equity Portfolio, Service Class (Blended Small Cap SC) -
6,289.710 shares at $13.12 per share (cost $79,655)	82,521
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,695,457.426 shares at $17.64 per share (cost $24,400,033)	29,907,869
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
190,005.046 shares at $11.16 per share (cost $2,023,706)	2,120,456
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
3,254,306.596 shares at $21.72 per share (cost $64,307,686)	70,683,539
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
12,025.279 shares at $11.10 per share (cost $116,166)	133,481
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,778,489.883 shares at $2.230 per share (cost $5,386,197)	6,196,032
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
72,012.693 shares at $31.96 per share (cost $2,187,553)	2,301,526
American Century Investments (American Century):
American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
5,191,834.658 shares at $10.71 per share (cost $45,822,836)	55,604,549
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
509,168.540 shares at $22.75 per share (cost $9,402,086)	11,583,584
American Century VP Income & Growth Fund Portfolio, Class II (Inc. & Growth II) -
54,339.840 shares at $10.72 per share (cost $514,796)	582,523
AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
276,412.434 shares at $39.89 per share (cost $8,531,251)	11,026,092

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM), continued:
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
164,641.836 shares at $17.39 per share (cost $2,508,686)	$2,863,122
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
386,048.352 shares at $10.73 per share (cost $3,945,758)	4,142,299
Invesco V.I. Mid Cap Growth Fund Portfolio, Series I (Mid Cap Growth) -
492,229.443 shares at $5.62 per share (cost $2,405,758)	2,766,329
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
13,694.427 shares at $27.01 per share (cost $347,481)	369,886
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
6,213.260 shares at $18.20 per share (cost $105,757)	113,081
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
19,587.071 shares at $16.86 per share (cost $325,186)	330,238
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&MidCap) -
652,455.939 shares at $117.49 per share (cost $50,632,769)	76,657,048
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
554,051.153 shares at $84.82 per share (cost $38,080,391)	46,994,619
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
774,472.669 shares at $65.60 per share (cost $28,757,613)	50,805,407
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
638,953.531 shares at $91.21 per share (cost $47,274,007)	58,278,952
Calvert VP S&P 500 Index Portfolio (S&P 500) -
1,250,486.012 shares at $141.18 per share (cost $129,876,688)	176,543,615
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,943,146.798 shares at $54.93 per share (cost $106,422,928)	106,737,054
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
7,666,801.060 shares at $19.31 per share (cost $125,663,249)	148,045,928
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
4,308,401.421 shares at $18.90 per share (cost $69,980,470)	81,428,787
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
5,376,193.583 shares at $18.18 per share (cost $85,651,057)	97,739,199
Calvert VP SRI Balanced Portfolio, Class F (Balanced) -
76,594.414 shares at $2.240 per share (cost $165,663)	171,571
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
667,140.110 shares at $18.48 per share (cost $11,544,517)	12,328,749

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Dreyfus Investment Portfolios (Dreyfus):
Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
195,409.984 shares at $22.45 per share (cost $3,442,058)	$4,386,954
Dreyfus Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
37,167.477 shares at $20.12 per share (cost $644,076)	747,810
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
185,404.252 shares at $17.88 per share (cost $2,697,908)	3,315,028
Deutsche International Growth VIP Portfolio, Class A (Thematic) -
50,778.163 shares at $13.90 per share (cost $550,309)	705,816
Deutsche Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
2,880.168 shares at $13.59 per share (cost $37,677)	39,141
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
70,507.960 shares at $19.58 per share (cost $1,162,619)	1,380,546
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
13,941.421 shares at $22.22 per share (cost $290,820)	309,778
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
15,846.098 shares at $25.77 per share (cost $368,972)	408,354
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,903,266.201 shares at $30.19 per share (cost $30,578,255)	57,459,607
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,248,127.744 shares at $10.94 per share (cost $13,816,725)	13,654,518
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,007,843.689 shares at $10.24 per share (cost $10,665,352)	10,320,319
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
11,300.494 shares at $10.37 per share (cost $116,470)	117,186
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
5,760.379 shares at $13.14 per share (cost $74,839)	75,691
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
32,020.541 shares at $10.24 per share (cost $328,130)	327,890
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
41,952.941 shares at $12.42 per share (cost $520,724)	521,056
PIMCO CommodityRealReturn Strategy Portfolio, Advisor Class (Commodity) -
13,721.768 shares at $7.24 per share (cost $105,950)	99,346

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
128,859.321 shares at $11.40 per share (cost $1,440,708)	$1,468,996
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
77,663.392 shares at $11.96 per share (cost $816,577)	928,854
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
94,901.214 shares at $10.80 per share (cost $1,048,333)	1,024,933
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,412,841.423 shares at $16.51 per share (cost $43,724,556)	39,836,012
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
43,161.661 shares at $16.17 per share (cost $668,847)	697,924
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
667.699 shares at $19.80 per share (cost $12,819)	13,220
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
17,791.334 shares at $19.80 per share (cost $330,471)	352,268
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
8,256.843 shares at $15.47 per share (cost $111,190)	127,733
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Growth and Income Portfolio, Class B (Growth and Income) -
1,501.998 shares at $32.88 per share (cost $46,487)	49,386
AB VPS Real Estate Investment Portfolio, Class B (Real Estate) -
68,893.094 shares at $9.17 per share (cost $649,309)	631,750
American Funds Insurance Series (American Funds):
American Funds IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
57,803.314 shares at $13.55 per share (cost $696,845)	783,235
American Funds IS Blue Chip Income and Growth Fund Portfolio, Class 2 (Blue Chip) -
181,540.580 shares at $14.80 per share (cost $2,452,139)	2,686,801
American Funds IS Global Growth Fund Portfolio, Class 2 (Global) -
11,830.912 shares at $30.24 per share (cost $316,617)	357,767
American Funds IS Growth Fund Portfolio, Class 2 (Growth) -
14,708.653 shares at $77.35 per share (cost $1,035,723)	1,137,714
American Funds IS International Fund Portfolio, Class 2 (International) -
24,414.960 shares at $21.63 per share (cost $471,918)	528,096
American Funds IS New World Fund Portfolio, Class 2 (New World) -
16,518.111 shares at $25.07 per share (cost $347,182)	414,109
American Funds IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
26,034.622 shares at $49.71 per share (cost $1,192,696)	1,294,181
American Funds IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
59,507.467 shares at $23.49 per share (cost $1,303,570)	1,397,830

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Series Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
37,086.160 shares at $4.14 per share (cost $151,542)	$153,537
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
8,230.309 shares at $20.81 per share (cost $149,151)	171,273
Columbia Variable Portfolio - Select International Equity Fund Portfolio,
Class 2 (International) -
2,378.013 shares at $15.62 per share (cost $29,801)	37,145
Columbia Variable Portfolio - Select Smaller-Cap Value Fund Portfolio,
Class 2 (Smaller-Cap) -
4,813.384 shares at $23.87 per share (cost $102,478)	114,895
Columbia Variable Portfolio - Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
14,929.881 shares at $22.35 per share (cost $285,159)	333,683
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
38,873.231 shares at $6.78 per share (cost $263,221)	263,561
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
5,607.441 shares at $47.74 per share (cost $225,210)	267,699
Ivy Variable Insurance Portfolios (Ivy):
Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
559.039 shares at $9.3678 per share (cost $5,051)	5,237
Ivy VIP Balanced Portfolio, Class II (Balanced) -
131,655.957 shares at $7.9521 per share (cost $997,887)	1,046,941
Ivy VIP Energy Portfolio, Class II (Energy) -
40,216.253 shares at $5.8688 per share (cost $241,343)	236,021
Ivy VIP Small Cap Core Portfolio, Class II (Small Cap Value) -
20,096.742 shares at $18.3168 per share (cost $352,314)	368,108
Ivy VIP Science and Technology Portfolio, Class II (Science) -
24,112.256 shares at $27.0375 per share (cost $596,904)	651,935
Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
17,963.585 shares at $11.6090 per share (cost $179,522)	208,539
Ivy VIP International Core Equity Portfolio, Class II (International) -
10,598.329 shares at $18.5828 per share (cost $155,903)	196,947
Ivy VIP Global Growth Portfolio, Class II (Global) -
4,270.019 shares at $9.8672 per share (cost $34,766)	42,133
Ivy VIP High Income Portfolio, Class II (High Income) -
57,860.462 shares at $3.6374 per share (cost $209,288)	210,462
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
27,945.420 shares at $12.73 per share (cost $361,642)	355,745

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
6,541.894 shares at $16.44 per share (cost $106,051)	$107,549
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
2,249.860 shares at $18.33 per share (cost $38,566)	41,240
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
41,787.509 shares at $7.68 per share (cost $343,772)	320,928
VanEck VIP Global Hard Assets Fund Portfolio, Class S Shares (Hard Assets) -
4,856.980 shares at $22.87 per share (cost $103,068)	111,079

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,641,439,043

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$322,198
Mortality and expense risk charge	(252,400)
Net investment income(loss)	69,798

Realized gain(loss) on investments:
Net realized gain distributions	401,064
Net realized gain(loss) on sale of fund shares	170,539
Net realized gain(loss)	571,603

Change in unrealized appreciation/depreciation	1,440,073

Net increase(decrease) in net assets resulting
from operations	$2,081,474

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$69,798	$174,546
Net realized gain(loss)	571,603	1,053,184
Net change in unrealized appreciation/depreciation	1,440,073	1,607,691
Net increase(decrease) in net assets resulting
from operations	2,081,474	2,835,421

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	94,078	145,475
Subaccounts transfers (including fixed account), net	(360,088)	(667,183)
Transfers for policyowner benefits and terminations	(1,876,188)	(2,314,766)
Policyowner maintenance charges	(38,010)	(39,981)
Net increase(decrease) from policyowner transactions	(2,180,208)	(2,876,455)

Total increase(decrease) in net assets	(98,734)	(41,034)
Net assets at beginning of period	19,630,459	19,671,493
Net assets at end of period	$19,531,725	$19,630,459

The accompanying notes are an integral part of these financial statements.

FS-11

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2017		2017		2017

$32,873		$161,563		$38,927
(19,352)		(105,722)		(234,819)
13,521		55,841		(195,892)

44,242		240,322		1,289,966
15,877		62,109		1,095,971
60,119		302,431		2,385,937

158,086		852,942		2,855,733

$231,726		$1,211,214		$5,045,778

Equity-Income SC		Equity-Income SC2		Growth IC

2017	2016	2017	2016	2017	2016

$13,521	$26,631	$55,841	$125,812	$(195,892)	$(207,510)
60,119	94,971	302,431	535,687	2,385,937	2,461,058
158,086	189,181	852,942	966,632	2,855,733	(2,365,318)

231,726	310,783	1,211,214	1,628,131	5,045,778	(111,770)

-	53,020	189,567	214,590	64,491	77,226
12,242	19,796	(125,900)	(54,469)	(292,346)	(195,159)
(348,431)	(336,863)	(1,415,000)	(1,230,983)	(1,569,388)	(1,470,257)
(453)	(516)	(27,330)	(26,936)	(37,849)	(38,741)
(336,642)	(264,563)	(1,378,663)	(1,097,798)	(1,835,092)	(1,626,931)

(104,916)	46,220	(167,449)	530,333	3,210,686	(1,738,701)
2,203,813	2,157,593	11,234,559	10,704,226	15,687,510	17,426,211
$2,098,897	$2,203,813	$11,067,110	$11,234,559	$18,898,196	$15,687,510

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,045
Mortality and expense risk charge	(22,421)
Net investment income(loss)	(19,376)

Realized gain(loss) on investments:
Net realized gain distributions	174,032
Net realized gain(loss) on sale of fund shares	155,232
Net realized gain(loss)	329,264

Change in unrealized appreciation/depreciation	370,992

Net increase(decrease) in net assets resulting
from operations	$680,880

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(19,376)	$(21,867)
Net realized gain(loss)	329,264	366,682
Net change in unrealized appreciation/depreciation	370,992	(362,629)
Net increase(decrease) in net assets resulting
from operations	680,880	(17,814)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,484	1,484
Subaccounts transfers (including fixed account), net	(148,307)	(44,734)
Transfers for policyowner benefits and terminations	(279,252)	(378,199)
Policyowner maintenance charges	(502)	(575)
Net increase(decrease) from policyowner transactions	(426,577)	(422,024)

Total increase(decrease) in net assets	254,303	(439,838)
Net assets at beginning of period	2,169,100	2,608,938
Net assets at end of period	$2,423,403	$2,169,100

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2017		2017		2017

$4,985		$258,976		$62,326
(59,292)		(70,974)		(11,580)
(54,307)		188,002		50,746

438,234		-		-
302,041		37,996		4,175
740,275		37,996		4,175

1,069,808		65,061		17,824

$1,755,776		$291,059		$72,745

Growth SC2		High Income IC		High Income SC

2017	2016	2017	2016	2017	2016

$(54,307)	$(49,535)	$188,002	$200,988	$50,746	$53,510
740,275	749,622	37,996	(46,833)	4,175	(18,885)
1,069,808	(727,834)	65,061	540,083	17,824	174,405

1,755,776	(27,747)	291,059	694,238	72,745	209,030

59,979	147,712	41,432	58,987	21,469	20,391
493,565	349,060	(51,680)	340,343	4,117	269,727
(697,696)	(622,494)	(732,127)	(418,455)	(279,926)	(550,837)
(16,076)	(14,874)	(9,673)	(9,960)	(211)	(275)
(160,228)	(140,596)	(752,048)	(29,085)	(254,551)	(260,994)

1,595,548	(168,343)	(460,989)	665,153	(181,806)	(51,964)
5,246,407	5,414,750	5,076,284	4,411,131	1,334,616	1,386,580
$6,841,955	$5,246,407	$4,615,295	$5,076,284	$1,152,810	$1,334,616

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,889,745
Mortality and expense risk charge	(520,390)
Net investment income(loss)	2,369,355

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(72,345)
Net realized gain(loss)	(72,345)

Change in unrealized appreciation/depreciation	856,854

Net increase(decrease) in net assets resulting
from operations	$3,153,864

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,369,355	$2,257,815
Net realized gain(loss)	(72,345)	(489,485)
Net change in unrealized appreciation/depreciation	856,854	4,892,867
Net increase(decrease) in net assets resulting
from operations	3,153,864	6,661,197

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	786,145	1,170,659
Subaccounts transfers (including fixed account), net	2,082,471	(1,871,623)
Transfers for policyowner benefits and terminations	(4,030,426)	(4,335,918)
Policyowner maintenance charges	(476,873)	(468,333)
Net increase(decrease) from policyowner transactions	(1,638,683)	(5,505,215)

Total increase(decrease) in net assets	1,515,181	1,155,982
Net assets at beginning of period	54,184,986	53,029,004
Net assets at end of period	$55,700,167	$54,184,986

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2017		2017		2017

$67,497		$8,348		$97,771
(64,066)		(6,113)		(79,611)
3,431		2,235		18,160

4,403		588		7,609
157,355		6,735		239,688
161,758		7,323		247,297

1,045,630		152,513		1,845,603

$1,210,819		$162,071		$2,111,060

Overseas IC		Overseas SC		Overseas SC2

2017	2016	2017	2016	2017	2016

$3,431	$4,171	$2,235	$2,229	$18,160	$22,821
161,758	67,992	7,323	(4,489)	247,297	19,218
1,045,630	(400,398)	152,513	(48,905)	1,845,603	(562,889)

1,210,819	(328,235)	162,071	(51,165)	2,111,060	(520,850)

30,672	30,727	1,290	27,870	103,839	384,491
(125,704)	(147,006)	(14,601)	(204,144)	(186,740)	22,817
(575,948)	(380,898)	(100,601)	(64,100)	(1,078,848)	(717,045)
(9,806)	(10,754)	(152)	(171)	(17,399)	(16,661)
(680,786)	(507,931)	(114,064)	(240,545)	(1,179,148)	(326,398)

530,033	(836,166)	48,007	(291,710)	931,912	(847,248)
4,536,506	5,372,672	627,439	919,149	7,707,564	8,554,812
$5,066,539	$4,536,506	$675,446	$627,439	$8,639,476	$7,707,564

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$173,141
Mortality and expense risk charge	(121,266)
Net investment income(loss)	51,875

Realized gain(loss) on investments:
Net realized gain distributions	1,077,219
Net realized gain(loss) on sale of fund shares	(29,538)
Net realized gain(loss)	1,047,681

Change in unrealized appreciation/depreciation	39,115

Net increase(decrease) in net assets resulting
from operations	$1,138,671

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$51,875	$8,655
Net realized gain(loss)	1,047,681	453,440
Net change in unrealized appreciation/depreciation	39,115	(292,608)
Net increase(decrease) in net assets resulting
from operations	1,138,671	169,487

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	76,246	75,900
Subaccounts transfers (including fixed account), net	(648,073)	(692,838)
Transfers for policyowner benefits and terminations	(869,032)	(1,246,025)
Policyowner maintenance charges	(27,375)	(31,626)
Net increase(decrease) from policyowner transactions	(1,468,234)	(1,894,589)

Total increase(decrease) in net assets	(329,563)	(1,725,102)
Net assets at beginning of period	9,708,074	11,433,176
Net assets at end of period	$9,378,511	$9,708,074

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2017		2017		2017

$31,903		$32,457		$221,121
(17,883)		(20,694)		(115,339)
14,020		11,763		105,782

215,315		265,875		42,428
(3,651)		(425)		9,329
211,664		265,450		51,757

4,013		(11,377)		113,445

$229,697		$265,836		$270,984

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2017	2016	2017	2016	2017	2016

$14,020	$8,605	$11,763	$8,527	$105,782	$105,327
211,664	77,845	265,450	107,175	51,757	29,921
4,013	(50,667)	(11,377)	(64,140)	113,445	206,720

229,697	35,783	265,836	51,562	270,984	341,968

-	106,040	16,376	30,828	133,844	107,346
(96,669)	(88,968)	(211,526)	173,518	82,625	324,269
(194,148)	(125,444)	(623,742)	(155,683)	(906,335)	(1,232,907)
(335)	(352)	(5,791)	(6,362)	(12,810)	(15,032)
(291,152)	(108,724)	(824,683)	42,301	(702,676)	(816,324)

(61,455)	(72,941)	(558,847)	93,863	(431,692)	(474,356)
1,884,257	1,957,198	2,499,140	2,405,277	9,603,403	10,077,759
$1,822,802	$1,884,257	$1,940,293	$2,499,140	$9,171,711	$9,603,403

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,082,734
Mortality and expense risk charge	(881,186)
Net investment income(loss)	1,201,548

Realized gain(loss) on investments:
Net realized gain distributions	419,943
Net realized gain(loss) on sale of fund shares	9,779
Net realized gain(loss)	429,722

Change in unrealized appreciation/depreciation	1,127,956

Net increase(decrease) in net assets resulting
from operations	$2,759,226

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,201,548	$1,195,653
Net realized gain(loss)	429,722	(18,215)
Net change in unrealized appreciation/depreciation	1,127,956	1,526,851
Net increase(decrease) in net assets resulting
from operations	2,759,226	2,704,289

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,076,763	2,203,775
Subaccounts transfers (including fixed account), net	6,499,664	9,649,799
Transfers for policyowner benefits and terminations	(6,811,095)	(6,689,958)
Policyowner maintenance charges	(830,056)	(785,123)
Net increase(decrease) from policyowner transactions	935,276	4,378,493

Total increase(decrease) in net assets	3,694,502	7,082,782
Net assets at beginning of period	90,794,587	83,711,805
Net assets at end of period	$94,489,089	$90,794,587

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2017		2017		2017

$190,281		$40,378		$234,030
(259,685)		(45,118)		(289,103)
(69,404)		(4,740)		(55,073)

1,030,099		254,282		1,661,179
714,457		281,929		1,087,110
1,744,556		536,211		2,748,289

1,874,781		363,934		2,961,607

$3,549,933		$895,405		$5,654,823

Contrafund IC		Contrafund SC		Contrafund SC2

2017	2016	2017	2016	2017	2016

$(69,404)	$(105,125)	$(4,740)	$(11,249)	$(55,073)	$(100,039)
1,744,556	2,269,633	536,211	486,257	2,748,289	3,007,236
1,874,781	(1,053,447)	363,934	(174,032)	2,961,607	(1,063,642)

3,549,933	1,111,061	895,405	300,976	5,654,823	1,843,555

119,439	202,706	336	53,356	1,378,090	1,216,617
(881,271)	(1,700,109)	(100,856)	(120,977)	(1,732,035)	(924,121)
(1,710,867)	(1,569,963)	(1,081,530)	(567,849)	(3,318,488)	(3,405,068)
(29,524)	(31,374)	(858)	(991)	(64,224)	(62,548)
(2,502,223)	(3,098,740)	(1,182,908)	(636,461)	(3,736,657)	(3,175,120)

1,047,710	(1,987,679)	(287,503)	(335,485)	1,918,166	(1,331,565)
18,876,182	20,863,861	4,857,015	5,192,500	29,371,559	30,703,124
$19,923,892	$18,876,182	$4,569,512	$4,857,015	$31,289,725	$29,371,559

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,626
Mortality and expense risk charge	(16,941)
Net investment income(loss)	(2,315)

Realized gain(loss) on investments:
Net realized gain distributions	165,292
Net realized gain(loss) on sale of fund shares	50,936
Net realized gain(loss)	216,228

Change in unrealized appreciation/depreciation	(17,240)

Net increase(decrease) in net assets resulting
from operations	$196,673

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,315)	$84
Net realized gain(loss)	216,228	54,240
Net change in unrealized appreciation/depreciation	(17,240)	(43,142)
Net increase(decrease) in net assets resulting
from operations	196,673	11,182

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,314	23,823
Subaccounts transfers (including fixed account), net	(6,480)	4,172
Transfers for policyowner benefits and terminations	(202,516)	(131,933)
Policyowner maintenance charges	(2,159)	(2,292)
Net increase(decrease) from policyowner transactions	(208,841)	(106,230)

Total increase(decrease) in net assets	(12,168)	(95,048)
Net assets at beginning of period	1,222,969	1,318,017
Net assets at end of period	$1,210,801	$1,222,969

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2017		2017		2017

$1,481		$6,863		$22,616
(1,160)		(6,708)		(45,969)
321		155		(23,353)

15,709		104,482		200,633
23,289		12,784		69,113
38,998		117,266		269,746

(19,205)		(1,659)		555,362

$20,114		$115,762		$801,755

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2017	2016	2017	2016	2017	2016

$321	$742	$155	$1,895	$(23,353)	$(35,792)
38,998	16,503	117,266	28,049	269,746	413,102
(19,205)	(17,081)	(1,659)	(16,874)	555,362	14,532

20,114	164	115,762	13,070	801,755	391,842

-	-	13,857	12,740	566,861	314,092
77	(19,715)	11,278	19,154	45,659	(2,377,261)
(91,917)	(38,981)	(229,763)	(63,297)	(341,674)	(656,556)
(38)	(53)	(2,426)	(2,232)	(9,615)	(11,248)
(91,878)	(58,749)	(207,054)	(33,635)	261,231	(2,730,973)

(71,764)	(58,585)	(91,292)	(20,565)	1,062,986	(2,339,131)
202,085	260,670	780,080	800,645	3,991,672	6,330,803
$130,321	$202,085	$688,788	$780,080	$5,054,658	$3,991,672

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$111,274
Mortality and expense risk charge	(179,096)
Net investment income(loss)	(67,822)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(67,822)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(67,822)	$(181,664)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(67,822)	(181,664)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	308,773	(14,920)
Subaccounts transfers (including fixed account), net	7,353,497	6,181,455
Transfers for policyowner benefits and terminations	(13,157,566)	(10,411,986)
Policyowner maintenance charges	(43,982)	(54,117)
Net increase(decrease) from policyowner transactions	(5,539,278)	(4,299,568)

Total increase(decrease) in net assets	(5,607,100)	(4,481,232)
Net assets at beginning of period	20,367,242	24,848,474
Net assets at end of period	$14,760,142	$20,367,242

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2017		2017		2017

$1,081		$47,979		$7,279
(2,820)		(25,127)		(2,012)
(1,739)		22,852		5,267

-		6,670		1,259
-		12,451		542
-		19,121		1,801

-		432,601		4,509

$(1,739)		$474,574		$11,577

Money Market SC2		Index 500 SC2		Strategic SC2

2017	2016	2017	2016	2017	2016

$(1,739)	$(1,009)	$22,852	$14,372	$5,267	$3,395
-	-	19,121	1,393	1,801	21
-	-	432,601	58,080	4,509	(2,706)

(1,739)	(1,009)	474,574	73,845	11,577	710

378,912	850,704	1,330,400	1,475,891	138,615	112,854
(550,206)	(347,404)	165,512	42,033	(8,610)	-
(163,274)	-	(53,856)	(18,107)	(6,293)	(1,188)
(535)	(192)	(2,186)	(407)	(201)	(25)
(335,103)	503,108	1,439,870	1,499,410	123,511	111,641

(336,842)	502,099	1,914,444	1,573,255	135,088	112,351
502,099	-	1,573,255	-	112,351	-
$165,257	$502,099	$3,487,699	$1,573,255	$247,439	$112,351

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$194,464
Mortality and expense risk charge	(77,827)
Net investment income(loss)	116,637

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	171,248
Net realized gain(loss)	171,248

Change in unrealized appreciation/depreciation	605,666

Net increase(decrease) in net assets resulting
from operations	$893,551

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$116,637	$44,771
Net realized gain(loss)	171,248	238,151
Net change in unrealized appreciation/depreciation	605,666	213,908
Net increase(decrease) in net assets resulting
from operations	893,551	496,830

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	141,982	33,445
Subaccounts transfers (including fixed account), net	(29,707)	5,470
Transfers for policyowner benefits and terminations	(589,100)	(1,348,559)
Policyowner maintenance charges	(10,669)	(12,436)
Net increase(decrease) from policyowner transactions	(487,494)	(1,322,080)

Total increase(decrease) in net assets	406,057	(825,250)
Net assets at beginning of period	6,655,089	7,480,339
Net assets at end of period	$7,061,146	$6,655,089

The accompanying notes are an integral part of these financial statements.

FS-25

MFS
		New
Utilities		Discovery		Total Return

2017		2017		2017

$1,256,103		$-		$179,792
(313,906)		(74,609)		(76,479)
942,197		(74,609)		103,313

-		134,120		209,211
649,399		112,515		116,666
649,399		246,635		325,877

2,249,756		1,444,576		382,937

$3,841,352		$1,616,602		$812,127

Utilities		New Discovery		Total Return

2017	2016	2017	2016	2017	2016

$942,197	$849,693	$(74,609)	$(67,142)	$103,313	$140,751
649,399	1,025,940	246,635	200,486	325,877	318,278
2,249,756	1,169,216	1,444,576	347,619	382,937	95,759

3,841,352	3,044,849	1,616,602	480,963	812,127	554,788

665,571	939,015	144,374	129,851	545,319	257,213
(1,822,717)	(1,157,644)	65,788	5,171	(231,728)	720,609
(3,455,540)	(3,100,254)	(678,226)	(641,283)	(701,788)	(935,554)
(54,501)	(57,767)	(13,319)	(13,027)	(15,519)	(15,341)
(4,667,187)	(3,376,650)	(481,383)	(519,288)	(403,716)	26,927

(825,835)	(331,801)	1,135,219	(38,325)	408,411	581,715
29,495,452	29,827,253	6,647,061	6,685,386	7,436,005	6,854,290
$28,669,617	$29,495,452	$7,782,280	$6,647,061	$7,844,416	$7,436,005

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,370)
Net investment income(loss)	(2,370)

Realized gain(loss) on investments:
Net realized gain distributions	9,921
Net realized gain(loss) on sale of fund shares	412
Net realized gain(loss)	10,333

Change in unrealized appreciation/depreciation	49,127

Net increase(decrease) in net assets resulting
from operations	$57,090

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,370)	$(560)
Net realized gain(loss)	10,333	5,243
Net change in unrealized appreciation/depreciation	49,127	(5,178)
Net increase(decrease) in net assets resulting
from operations	57,090	(495)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	141,146	142,392
Subaccounts transfers (including fixed account), net	21,762	2,007
Transfers for policyowner benefits and terminations	(2,478)	-
Policyowner maintenance charges	(290)	(36)
Net increase(decrease) from policyowner transactions	160,140	144,363

Total increase(decrease) in net assets	217,230	143,868
Net assets at beginning of period	143,868	-
Net assets at end of period	$361,098	$143,868

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
New Discovery
SC		Utilities SC		Strategic

2017		2017		2017

$-		$31,151		$242,551
(1,521)		(6,620)		(54,896)
(1,521)		24,531		187,655

4,200		-		-
1,065		521		(8,606)
5,265		521		(8,606)

31,185		41,139		91,131

$34,929		$66,191		$270,180

New Discovery SC		Utilities SC		Strategic

2017	2016	2017	2016	2017	2016

$(1,521)	$(32)	$24,531	$6,660	$187,655	$120,429
5,265	7	521	4,143	(8,606)	(45,197)
31,185	(81)	41,139	(14,744)	91,131	331,705

34,929	(106)	66,191	(3,941)	270,180	406,937

250,948	22,166	491,299	315,283	25,654	40,644
29,397	2,093	57,277	5,229	178,345	47,966
-	-	(10,174)	(2,062)	(1,048,809)	(789,554)
(148)	(12)	(1,152)	(161)	(8,442)	(10,142)
280,197	24,247	537,250	318,289	(853,252)	(711,086)

315,126	24,141	603,441	314,348	(583,072)	(304,149)
24,141	-	314,348	-	5,607,460	5,911,609
$339,267	$24,141	$917,789	$314,348	$5,024,388	$5,607,460

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$629,752
Mortality and expense risk charge	(328,801)
Net investment income(loss)	300,951

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	128,538
Net realized gain(loss)	128,538

Change in unrealized appreciation/depreciation	7,786,395

Net increase(decrease) in net assets resulting
from operations	$8,215,884

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$300,951	$227,956
Net realized gain(loss)	128,538	(258,197)
Net change in unrealized appreciation/depreciation	7,786,395	(375,928)
Net increase(decrease) in net assets resulting
from operations	8,215,884	(406,169)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	569,585	695,526
Subaccounts transfers (including fixed account), net	(2,662,596)	3,835,904
Transfers for policyowner benefits and terminations	(2,482,922)	(2,305,135)
Policyowner maintenance charges	(289,600)	(256,053)
Net increase(decrease) from policyowner transactions	(4,865,533)	1,970,242

Total increase(decrease) in net assets	3,350,351	1,564,073
Net assets at beginning of period	32,280,387	30,716,314
Net assets at end of period	$35,630,738	$32,280,387

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
Blended Core
SC		Corporate SC		Government SC

2017		2017		2017

$201		$12,643		$41,823
(146)		(3,343)		(13,798)
55		9,300		28,025

331		-		-
13		(120)		(2,692)
344		(120)		(2,692)

2,098		6,544		(12,243)

$2,497		$15,724		$13,090

Blended Core SC		Corporate SC		Government SC

2017	2016	2017	2016	2017	2016

$55	$68	$9,300	$8,368	$28,025	$3,775
344	980	(120)	387	(2,692)	(167)
2,098	(227)	6,544	(8,824)	(12,243)	(37,641)

2,497	821	15,724	(69)	13,090	(34,033)

1,435	9,065	172,609	259,497	302,593	1,421,526
3,230	-	980	28	(29,664)	(172,022)
-	-	(18,382)	(4,835)	(53,007)	(16,106)
(17)	(5)	(1,035)	(537)	(1,475)	(617)
4,648	9,060	154,172	254,153	218,447	1,232,781

7,145	9,881	169,896	254,084	231,537	1,198,748
9,881	-	254,084	-	1,198,748	-
$17,026	$9,881	$423,980	$254,084	$1,430,285	$1,198,748

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,112
Mortality and expense risk charge	(915)
Net investment income(loss)	197

Realized gain(loss) on investments:
Net realized gain distributions	3,634
Net realized gain(loss) on sale of fund shares	20
Net realized gain(loss)	3,654

Change in unrealized appreciation/depreciation	11,714

Net increase(decrease) in net assets resulting
from operations	$15,565

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$197	$128
Net realized gain(loss)	3,654	467
Net change in unrealized appreciation/depreciation	11,714	(824)
Net increase(decrease) in net assets resulting
from operations	15,565	(229)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	144,037	66,817
Subaccounts transfers (including fixed account), net	58,186	(42,113)
Transfers for policyowner benefits and terminations	(92)	-
Policyowner maintenance charges	(502)	(9)
Net increase(decrease) from policyowner transactions	201,629	24,695

Total increase(decrease) in net assets	217,194	24,466
Net assets at beginning of period	24,466	-
Net assets at end of period	$241,660	$24,466

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2017		2017		2017

$17,890		$1,586		$477
(9,951)		(888)		(664)
7,939		698		(187)

37,452		2,279		8,122
2,727		389		20
40,179		2,668		8,142

82,352		5,434		1,410

$130,470		$8,800		$9,365

Moderate SC		Conservative SC		Blended Small Cap SC

2017	2016	2017	2016	2017	2016

$7,939	$331	$698	$1,575	$(187)	$64
40,179	2,806	2,668	2,944	8,142	1,879
82,352	1,544	5,434	(3,733)	1,410	1,455

130,470	4,681	8,800	786	9,365	3,398

296,558	784,837	14,672	88,840	12,750	16,765
(10,228)	17,344	(18,063)	(18)	29,094	11,221
(44,886)	(633)	-	-	-	-
(1,204)	(190)	(401)	(233)	(63)	(9)
240,240	801,358	(3,792)	88,589	41,781	27,977

370,710	806,039	5,008	89,375	51,146	31,375
806,039	-	89,375	-	31,375	-
$1,176,749	$806,039	$94,383	$89,375	$82,521	$31,375

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	Emerging
	Markets

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$214,471
Mortality and expense risk charge	(282,722)
Net investment income(loss)	(68,251)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	475,982
Net realized gain(loss)	475,982

Change in unrealized appreciation/depreciation	7,837,065

Net increase(decrease) in net assets resulting
from operations	$8,244,796

	Emerging Markets

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(68,251)	$(174,417)
Net realized gain(loss)	475,982	(2,147,413)
Net change in unrealized appreciation/depreciation	7,837,065	4,809,246
Net increase(decrease) in net assets resulting
from operations	8,244,796	2,487,416

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	438,925	747,558
Subaccounts transfers (including fixed account), net	(1,935,978)	(16,741,561)
Transfers for policyowner benefits and terminations	(2,294,914)	(2,976,799)
Policyowner maintenance charges	(191,546)	(236,461)
Net increase(decrease) from policyowner transactions	(3,983,513)	(19,207,263)

Total increase(decrease) in net assets	4,261,283	(16,719,847)
Net assets at beginning of period	25,646,586	42,366,433
Net assets at end of period	$29,907,869	$25,646,586

The accompanying notes are an integral part of these financial statements.

FS-33

Van Kampen
		U.S. Real
Intl. Magnum		Estate		Global II

2017		2017		2017

$23,644		$1,041,791		$1,288
(22,275)		(663,639)		(1,229)
1,369		378,152		59

30,555		-		1,833
(1,912)		307,544		129
28,643		307,544		1,962

259,483		851,257		14,925

$289,495		$1,536,953		$16,946

Intl. Magnum		U.S. Real Estate		Global II

2017	2016	2017	2016	2017	2016

$1,369	$(23,793)	$378,152	$246,304	$59	$(665)
28,643	(59,413)	307,544	454,470	1,962	380
259,483	172,905	851,257	194,466	14,925	2,390

289,495	89,699	1,536,953	895,240	16,946	2,105

12,267	17,873	1,220,757	1,030,379	2,174	110,916
32,663	(163,812)	3,660,463	51,168,049	2,526	(433)
(186,064)	(352,983)	(4,770,521)	(3,266,251)	88	(88)
(4,609)	(5,059)	(485,307)	(292,076)	(488)	(265)
(145,743)	(503,981)	(374,608)	48,640,101	4,300	110,130

143,752	(414,282)	1,162,345	49,535,341	21,246	112,235
1,976,704	2,390,986	69,521,194	19,985,853	112,235	-
$2,120,456	$1,976,704	$70,683,539	$69,521,194	$133,481	$112,235

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$121,193
Mortality and expense risk charge	(63,855)
Net investment income(loss)	57,338

Realized gain(loss) on investments:
Net realized gain distributions	61,677
Net realized gain(loss) on sale of fund shares	68,781
Net realized gain(loss)	130,458

Change in unrealized appreciation/depreciation	440,281

Net increase(decrease) in net assets resulting
from operations	$628,077

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$57,338	$49,068
Net realized gain(loss)	130,458	219,025
Net change in unrealized appreciation/depreciation	440,281	113,026
Net increase(decrease) in net assets resulting
from operations	628,077	381,119

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	37,603	57,718
Subaccounts transfers (including fixed account), net	9,826	95,156
Transfers for policyowner benefits and terminations	(496,258)	(407,070)
Policyowner maintenance charges	(10,096)	(10,379)
Net increase(decrease) from policyowner transactions	(458,925)	(264,575)

Total increase(decrease) in net assets	169,152	116,544
Net assets at beginning of period	6,026,880	5,910,336
Net assets at end of period	$6,196,032	$6,026,880

The accompanying notes are an integral part of these financial statements.

FS-35

Calvert		American Century
		Income &		Mid Cap
Mid Cap		Growth		Value

2017		2017		2017

$15,932		$1,263,913		$175,858
(24,202)		(519,149)		(112,419)
(8,270)		744,764		63,439

-		1,236,936		227,773
(18,084)		738,634		300,663
(18,084)		1,975,570		528,436

265,312		6,779,469		555,908

$238,958		$9,499,803		$1,147,783

Mid Cap		Income & Growth		Mid Cap Value

2017	2016	2017	2016	2017	2016

$(8,270)	$(27,827)	$744,764	$751,409	$63,439	$64,312
(18,084)	374,774	1,975,570	1,117,376	528,436	417,847
265,312	(191,452)	6,779,469	4,422,111	555,908	1,275,390

238,958	155,495	9,499,803	6,290,896	1,147,783	1,757,549

-	-	817,965	1,005,013	216,485	258,178
(95,051)	(134,284)	(1,891,153)	(8,574,505)	(324,390)	4,187,772
(645,387)	(244,170)	(4,235,409)	(4,564,576)	(994,083)	(812,994)
(5,761)	(7,377)	(371,267)	(386,494)	(23,904)	(18,654)
(746,199)	(385,831)	(5,679,864)	(12,520,562)	(1,125,892)	3,614,302

(507,241)	(230,336)	3,819,939	(6,229,666)	21,891	5,371,851
2,808,767	3,039,103	51,784,610	58,014,276	11,561,693	6,189,842
$2,301,526	$2,808,767	$55,604,549	$51,784,610	$11,583,584	$11,561,693

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Inc. & Growth
	II

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,047
Mortality and expense risk charge	(3,942)
Net investment income(loss)	5,105

Realized gain(loss) on investments:
Net realized gain distributions	7,716
Net realized gain(loss) on sale of fund shares	1,058
Net realized gain(loss)	8,774

Change in unrealized appreciation/depreciation	56,304

Net increase(decrease) in net assets resulting
from operations	$70,183

	Inc. & Growth II

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,105	$1,418
Net realized gain(loss)	8,774	325
Net change in unrealized appreciation/depreciation	56,304	11,422
Net increase(decrease) in net assets resulting
from operations	70,183	13,165

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	231,176	202,159
Subaccounts transfers (including fixed account), net	65,696	11,847
Transfers for policyowner benefits and terminations	(9,931)	(1,020)
Policyowner maintenance charges	(620)	(132)
Net increase(decrease) from policyowner transactions	286,321	212,854

Total increase(decrease) in net assets	356,504	226,019
Net assets at beginning of period	226,019	-
Net assets at end of period	$582,523	$226,019

The accompanying notes are an integral part of these financial statements.

FS-37

AIM
Intl.
Growth		Global		Global Value

2017		2017		2017

$153,548		$83,419		$44,678
(105,889)		(26,735)		(42,685)
47,659		56,684		1,993

-		42,336		-
298,618		68,709		(40,082)
298,618		111,045		(40,082)

1,787,556		134,177		809,227

$2,133,833		$301,906		$771,138

Intl. Growth		Global		Global Value

2017	2016	2017	2016	2017	2016

$47,659	$(68,330)	$56,684	$(158,368)	$1,993	$(2,092)
298,618	2,478,318	111,045	6,980,743	(40,082)	(139,802)
1,787,556	(2,613,386)	134,177	(4,848,633)	809,227	356,270

2,133,833	(203,398)	301,906	1,973,742	771,138	214,376

158,420	599,319	278,845	432,734	20,105	48,994
(707,720)	(25,257,601)	(98,395)	(41,350,347)	99,837	(25,723)
(851,680)	(1,995,155)	(233,487)	(1,710,575)	(603,954)	(527,242)
(22,798)	(125,892)	(5,939)	(150,255)	(7,213)	(7,056)
(1,423,778)	(26,779,329)	(58,976)	(42,778,443)	(491,225)	(511,027)

710,055	(26,982,727)	242,930	(40,804,701)	279,913	(296,651)
10,316,037	37,298,764	2,620,192	43,424,893	3,862,386	4,159,037
$11,026,092	$10,316,037	$2,863,122	$2,620,192	$4,142,299	$3,862,386

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Mid Cap
	Growth

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(26,236)
Net investment income(loss)	(26,236)

Realized gain(loss) on investments:
Net realized gain distributions	156,775
Net realized gain(loss) on sale of fund shares	52,707
Net realized gain(loss)	209,482

Change in unrealized appreciation/depreciation	293,342

Net increase(decrease) in net assets resulting
from operations	$476,588

	Mid Cap Growth

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(26,236)	$(24,522)
Net realized gain(loss)	209,482	278,681
Net change in unrealized appreciation/depreciation	293,342	(261,563)
Net increase(decrease) in net assets resulting
from operations	476,588	(7,404)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,184	55,689
Subaccounts transfers (including fixed account), net	171,683	(49,600)
Transfers for policyowner benefits and terminations	(200,936)	(161,197)
Policyowner maintenance charges	(5,024)	(4,662)
Net increase(decrease) from policyowner transactions	(13,093)	(159,770)

Total increase(decrease) in net assets	463,495	(167,174)
Net assets at beginning of period	2,302,834	2,470,008
Net assets at end of period	$2,766,329	$2,302,834

The accompanying notes are an integral part of these financial statements.

FS-39

AIM

Diversified		Value		Real Estate

2017		2017		2017

$3,595		$580		$8,995
(2,514)		(890)		(2,438)
1,081		(310)		6,557

8,272		1,148		4,901
326		33		(598)
8,598		1,181		4,303

10,277		6,612		15,151

$19,956		$7,483		$26,011

Diversified		Value		Real Estate

2017	2016	2017	2016	2017	2016

$1,081	$752	$(310)	$(132)	$6,557	$1,142
8,598	39	1,181	2,741	4,303	1,930
10,277	12,129	6,612	710	15,151	(10,099)

19,956	12,920	7,483	3,319	26,011	(7,027)

126,562	210,782	48,188	51,758	142,720	170,019
(224)	3,703	3,554	-	11,314	(10,949)
(1,938)	(680)	(1,156)	-	(630)	(296)
(806)	(389)	(63)	(2)	(608)	(316)
123,594	213,416	50,523	51,756	152,796	158,458

143,550	226,336	58,006	55,075	178,807	151,431
226,336	-	55,075	-	151,431	-
$369,886	$226,336	$113,081	$55,075	$330,238	$151,431

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$524,899
Mortality and expense risk charge	(762,773)
Net investment income(loss)	(237,874)

Realized gain(loss) on investments:
Net realized gain distributions	2,846,673
Net realized gain(loss) on sale of fund shares	3,018,800
Net realized gain(loss)	5,865,473

Change in unrealized appreciation/depreciation	4,662,708

Net increase(decrease) in net assets resulting
from operations	$10,290,307

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(237,874)	$(412,709)
Net realized gain(loss)	5,865,473	4,447,940
Net change in unrealized appreciation/depreciation	4,662,708	8,349,076
Net increase(decrease) in net assets resulting
from operations	10,290,307	12,384,307

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	908,342	1,263,329
Subaccounts transfers (including fixed account), net	(2,044,569)	20,196
Transfers for policyowner benefits and terminations	(6,532,156)	(6,064,812)
Policyowner maintenance charges	(395,908)	(380,733)
Net increase(decrease) from policyowner transactions	(8,064,291)	(5,162,020)

Total increase(decrease) in net assets	2,226,016	7,222,287
Net assets at beginning of period	74,431,032	67,208,745
Net assets at end of period	$76,657,048	$74,431,032

The accompanying notes are an integral part of these financial statements.

FS-41

Summit
Russell		Nasdaq-100		EAFE
Small Cap		Index		Intl.

2017		2017		2017

$347,790		$234,818		$1,413,030
(463,746)		(479,827)		(545,090)
(115,956)		(245,009)		867,940

1,646,468		457,005		-
875,239		3,336,836		1,167,963
2,521,707		3,793,841		1,167,963

3,276,681		9,636,672		9,983,553

$5,682,432		$13,185,504		$12,019,456

Russell Small Cap		Nasdaq-100 Index		EAFE Intl.

2017	2016	2017	2016	2017	2016

$(115,956)	$(167,238)	$(245,009)	$(174,595)	$867,940	$1,012,309
2,521,707	4,067,090	3,793,841	2,713,126	1,167,963	443,847
3,276,681	3,636,520	9,636,672	239,795	9,983,553	(2,074,351)

5,682,432	7,536,372	13,185,504	2,778,326	12,019,456	(618,195)

764,748	731,479	1,021,104	1,661,411	826,815	1,204,563
(302,603)	6,146,795	(3,953,346)	6,566,530	(4,268,985)	(12,116,986)
(4,155,890)	(3,326,404)	(3,945,348)	(2,989,663)	(3,960,195)	(4,537,762)
(225,159)	(191,598)	(321,718)	(272,445)	(491,172)	(518,376)
(3,918,904)	3,360,272	(7,199,308)	4,965,833	(7,893,537)	(15,968,561)

1,763,528	10,896,644	5,986,196	7,744,159	4,125,919	(16,586,756)
45,231,091	34,334,447	44,819,211	37,075,052	54,153,033	70,739,789
$46,994,619	$45,231,091	$50,805,407	$44,819,211	$58,278,952	$54,153,033

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	S&P 500

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,448,613
Mortality and expense risk charge	(1,777,526)
Net investment income(loss)	671,087

Realized gain(loss) on investments:
Net realized gain distributions	6,349,481
Net realized gain(loss) on sale of fund shares	5,647,499
Net realized gain(loss)	11,996,980

Change in unrealized appreciation/depreciation	18,939,501

Net increase(decrease) in net assets resulting
from operations	$31,607,568

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$671,087	$669,239
Net realized gain(loss)	11,996,980	3,695,459
Net change in unrealized appreciation/depreciation	18,939,501	9,466,621
Net increase(decrease) in net assets resulting
from operations	31,607,568	13,831,319

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,272,822	2,841,149
Subaccounts transfers (including fixed account), net	(7,506,935)	61,084,630
Transfers for policyowner benefits and terminations	(16,459,005)	(10,029,955)
Policyowner maintenance charges	(972,059)	(761,823)
Net increase(decrease) from policyowner transactions	(22,665,177)	53,134,001

Total increase(decrease) in net assets	8,942,391	66,965,320
Net assets at beginning of period	167,601,224	100,635,904
Net assets at end of period	$176,543,615	$167,601,224

The accompanying notes are an integral part of these financial statements.

FS-43

Summit

Barclays		Growth		Mod. Growth

2017		2017		2017

$2,962,886		$1,595,825		$902,575
(1,013,705)		(1,283,869)		(716,162)
1,949,181		311,956		186,413

-		-		-
70,312		786,375		405,333
70,312		786,375		405,333

615,264		18,744,233		8,897,328

$2,634,757		$19,842,564		$9,489,074

Barclays		Growth		Mod. Growth

2017	2016	2017	2016	2017	2016

$1,949,181	$1,973,747	$311,956	$(1,064,219)	$186,413	$(507,489)
70,312	865,439	786,375	3,828	405,333	(890)
615,264	(584,878)	18,744,233	6,312,848	8,897,328	4,109,305

2,634,757	2,254,308	19,842,564	5,252,457	9,489,074	3,600,926

1,521,047	1,854,663	12,409,592	15,439,333	4,540,955	8,280,231
7,242,519	(11,232,042)	1,825,486	705,260	1,633,523	6,831,558
(7,725,264)	(9,025,769)	(5,454,092)	(4,623,175)	(3,375,647)	(2,993,205)
(898,295)	(936,304)	(1,814,535)	(1,571,944)	(936,928)	(817,898)
140,007	(19,339,452)	6,966,451	9,949,474	1,861,903	11,300,686

2,774,764	(17,085,144)	26,809,015	15,201,931	11,350,977	14,901,612
103,962,290	121,047,434	121,236,913	106,034,982	70,077,810	55,176,198
$106,737,054	$103,962,290	$148,045,928	$121,236,913	$81,428,787	$70,077,810

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Moderate

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,241,740
Mortality and expense risk charge	(909,126)
Net investment income(loss)	332,614

Realized gain(loss) on investments:
Net realized gain distributions	585,292
Net realized gain(loss) on sale of fund shares	738,864
Net realized gain(loss)	1,324,156

Change in unrealized appreciation/depreciation	8,366,709

Net increase(decrease) in net assets resulting
from operations	$10,023,479

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$332,614	$(784,545)
Net realized gain(loss)	1,324,156	49,542
Net change in unrealized appreciation/depreciation	8,366,709	5,241,559
Net increase(decrease) in net assets resulting
from operations	10,023,479	4,506,556

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,346,945	4,181,145
Subaccounts transfers (including fixed account), net	630,415	9,310,260
Transfers for policyowner benefits and terminations	(5,714,548)	(5,689,812)
Policyowner maintenance charges	(1,065,014)	(952,638)
Net increase(decrease) from policyowner transactions	(2,802,202)	6,848,955

Total increase(decrease) in net assets	7,221,277	11,355,511
Net assets at beginning of period	90,517,922	79,162,411
Net assets at end of period	$97,739,199	$90,517,922

The accompanying notes are an integral part of these financial statements.

FS-45

Summit		Third Avenue		Dreyfus

Balanced		Value		MidCap

2017		2017		2017

$3,183		$103,352		$35,032
(1,156)		(133,110)		(41,446)
2,027		(29,758)		(6,414)

1,620		-		64,259
18		24,866		113,562
1,638		24,866		177,821

7,291		1,478,945		367,673

$10,956		$1,474,053		$539,080

Balanced		Value		MidCap

2017	2016	2017	2016	2017	2016

$2,027	$768	$(29,758)	$(31,944)	$(6,414)	$(6,864)
1,638	1,384	24,866	(512,629)	177,821	315,117
7,291	(1,381)	1,478,945	1,847,792	367,673	190,667

10,956	771	1,474,053	1,303,219	539,080	498,920

77,529	46,716	138,584	120,923	348,047	254,451
32,757	2,999	(465,239)	(389,572)	(57,933)	(65,684)
-	-	(1,601,857)	(2,153,219)	(455,498)	(363,954)
(146)	(11)	(26,814)	(27,400)	(8,945)	(8,530)
110,140	49,704	(1,955,326)	(2,449,268)	(174,329)	(183,717)

121,096	50,475	(481,273)	(1,146,049)	364,751	315,203
50,475	-	12,810,022	13,956,071	4,022,203	3,707,000
$171,571	$50,475	$12,328,749	$12,810,022	$4,386,954	$4,022,203

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	Small Cap

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,630
Mortality and expense risk charge	(5,942)
Net investment income(loss)	(2,312)

Realized gain(loss) on investments:
Net realized gain distributions	23,757
Net realized gain(loss) on sale of fund shares	1,035
Net realized gain(loss)	24,792

Change in unrealized appreciation/depreciation	48,507

Net increase(decrease) in net assets resulting
from operations	$70,987

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,312)	$(1,770)
Net realized gain(loss)	24,792	273
Net change in unrealized appreciation/depreciation	48,507	55,226
Net increase(decrease) in net assets resulting
from operations	70,987	53,729

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	272,419	357,632
Subaccounts transfers (including fixed account), net	(3,329)	11,513
Transfers for policyowner benefits and terminations	(2,731)	(10,970)
Policyowner maintenance charges	(1,075)	(365)
Net increase(decrease) from policyowner transactions	265,284	357,810

Total increase(decrease) in net assets	336,271	411,539
Net assets at beginning of period	411,539	-
Net assets at end of period	$747,810	$411,539

The accompanying notes are an integral part of these financial statements.

FS-47

Scudder
Small
Mid Value		Thematic		Alternative

2017		2017		2017

$24,965		$1,794		$564
(33,618)		(6,177)		(316)
(8,653)		(4,383)		248

74,151		-		-
138,845		33,163		15
212,996		33,163		15

89,978		98,356		1,538

$294,321		$127,136		$1,801

Small Mid Value		Thematic		Alternative

2017	2016	2017	2016	2017	2016

$(8,653)	$(13,159)	$(4,383)	$(671)	$248	$(76)
212,996	438,278	33,163	8,920	15	1
89,978	47,176	98,356	4,516	1,538	(74)

294,321	472,295	127,136	12,765	1,801	(149)

41,680	51,978	702	9,788	10,433	27,943
(177,467)	(210,290)	161,369	(27,114)	(401)	-
(337,410)	(415,894)	(45,495)	(37,220)	(452)	-
(6,060)	(6,287)	(1,590)	(1,072)	(23)	(11)
(479,257)	(580,493)	114,986	(55,618)	9,557	27,932

(184,936)	(108,198)	242,122	(42,853)	11,358	27,783
3,499,964	3,608,162	463,694	506,547	27,783	-
$3,315,028	$3,499,964	$705,816	$463,694	$39,141	$27,783

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Regency

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,861
Mortality and expense risk charge	(14,356)
Net investment income(loss)	(3,495)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	50,925
Net realized gain(loss)	50,925

Change in unrealized appreciation/depreciation	155,915

Net increase(decrease) in net assets resulting
from operations	$203,345

	Regency

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,495)	$(5,632)
Net realized gain(loss)	50,925	108,546
Net change in unrealized appreciation/depreciation	155,915	86,796
Net increase(decrease) in net assets resulting
from operations	203,345	189,710

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	14,624	19,025
Subaccounts transfers (including fixed account), net	(68,634)	162,661
Transfers for policyowner benefits and terminations	(144,691)	(159,584)
Policyowner maintenance charges	(3,312)	(3,287)
Net increase(decrease) from policyowner transactions	(202,013)	18,815

Total increase(decrease) in net assets	1,332	208,525
Net assets at beginning of period	1,379,214	1,170,689
Net assets at end of period	$1,380,546	$1,379,214

The accompanying notes are an integral part of these financial statements.

FS-49

Neuberger Berman				T. Rowe

Intrinsic		Growth		Blue Chip

2017		2017		2017

$983		$-		$-
(1,458)		(2,122)		(532,702)
(475)		(2,122)		(532,702)

-		6,046		682,161
33		194		4,182,103
33		6,240		4,864,264

18,965		39,241		11,835,560

$18,523		$43,359		$16,167,122

Intrinsic		Growth		Blue Chip

2017	2016	2017	2016	2017	2016

$(475)	$(1)	$(2,122)	$(53)	$(532,702)	$(421,170)
33	192	6,240	399	4,864,264	1,471,300
18,965	(8)	39,241	140	11,835,560	(415,281)

18,523	183	43,359	486	16,167,122	634,849

208,307	2,922	273,385	29,407	1,916,550	2,401,915
80,104	-	63,218	(17)	(5,874,336)	13,891,958
-	-	(1,210)	-	(4,431,695)	(2,995,409)
(260)	(1)	(274)	-	(364,706)	(288,573)
288,151	2,921	335,119	29,390	(8,754,187)	13,009,891

306,674	3,104	378,478	29,876	7,412,935	13,644,740
3,104	-	29,876	-	50,046,672	36,401,932
$309,778	$3,104	$408,354	$29,876	$57,459,607	$50,046,672

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$284,564
Mortality and expense risk charge	(136,774)
Net investment income(loss)	147,790

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(69,477)
Net realized gain(loss)	(69,477)

Change in unrealized appreciation/depreciation	467,833

Net increase(decrease) in net assets resulting
from operations	$546,146

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$147,790	$178,344
Net realized gain(loss)	(69,477)	(116,596)
Net change in unrealized appreciation/depreciation	467,833	225,877
Net increase(decrease) in net assets resulting
from operations	546,146	287,625

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	258,144	339,558
Subaccounts transfers (including fixed account), net	122,318	(237,835)
Transfers for policyowner benefits and terminations	(2,173,748)	(2,002,773)
Policyowner maintenance charges	(24,608)	(28,954)
Net increase(decrease) from policyowner transactions	(1,817,894)	(1,930,004)

Total increase(decrease) in net assets	(1,271,748)	(1,642,379)
Net assets at beginning of period	14,926,266	16,568,645
Net assets at end of period	$13,654,518	$14,926,266

The accompanying notes are an integral part of these financial statements.

FS-51

Pimco

Low Duration		Short Term		Emerging

2017		2017		2017

$140,711		$1,820		$2,755
(100,387)		(1,130)		(559)
40,324		690		2,196

-		-		-
(30,202)		11		27
(30,202)		11		27

31,163		749		1,402

$41,285		$1,450		$3,625

Low Duration		Short Term		Emerging

2017	2016	2017	2016	2017	2016

$40,324	$63,094	$690	$38	$2,196	$132
(30,202)	(142,596)	11	97	27	(1)
31,163	133,444	749	(33)	1,402	(551)

41,285	53,942	1,450	102	3,625	(420)

104,270	312,569	385	29,257	48,990	12,506
736,069	(2,186,073)	9,935	78,385	10,840	2,176
(759,490)	(909,680)	(945)	(1,294)	(1,958)	-
(89,875)	(103,371)	(89)	-	(61)	(7)
(9,026)	(2,886,555)	9,286	106,348	57,811	14,675

32,259	(2,832,613)	10,736	106,450	61,436	14,255
10,288,060	13,120,673	106,450	-	14,255	-
$10,320,319	$10,288,060	$117,186	$106,450	$75,691	$14,255

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Low Duration
	Adv.

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,801
Mortality and expense risk charge	(3,082)
Net investment income(loss)	719

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(23)
Net realized gain(loss)	(23)

Change in unrealized appreciation/depreciation	113

Net increase(decrease) in net assets resulting
from operations	$809

	Low Duration Adv.

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$719	$458
Net realized gain(loss)	(23)	(34)
Net change in unrealized appreciation/depreciation	113	(354)
Net increase(decrease) in net assets resulting
from operations	809	70

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	109,837	268,924
Subaccounts transfers (including fixed account), net	(15,222)	(18,144)
Transfers for policyowner benefits and terminations	(14,267)	(3,576)
Policyowner maintenance charges	(389)	(152)
Net increase(decrease) from policyowner transactions	79,959	247,052

Total increase(decrease) in net assets	80,768	247,122
Net assets at beginning of period	247,122	-
Net assets at end of period	$327,890	$247,122

The accompanying notes are an integral part of these financial statements.

FS-53

Pimco				Ibbotson

Real Return		Commodity		Balanced

2017		2017		2017

$7,800		$10,138		$23,009
(3,402)		(877)		(14,007)
4,398		9,261		9,002

-		-		86,865
(394)		(120)		7,441
(394)		(120)		94,306

3,791		(7,438)		58,016

$7,795		$1,703		$161,324

Real Return		Commodity		Balanced

2017	2016	2017	2016	2017	2016

$4,398	$938	$9,261	$89	$9,002	$8,175
(394)	(241)	(120)	(1)	94,306	54,326
3,791	(3,459)	(7,438)	832	58,016	31,191

7,795	(2,762)	1,703	920	161,324	93,692

184,550	104,480	23,840	60,500	51,614	6,610
162,241	113,791	10,846	2,176	137,778	117,209
(9,920)	(38,590)	(598)	-	(176,958)	(458,850)
(355)	(174)	(34)	(7)	(4,500)	(4,456)
336,516	179,507	34,054	62,669	7,934	(339,487)

344,311	176,745	35,757	63,589	169,258	(245,795)
176,745	-	63,589	-	1,299,738	1,545,533
$521,056	$176,745	$99,346	$63,589	$1,468,996	$1,299,738

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Growth

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,945
Mortality and expense risk charge	(9,651)
Net investment income(loss)	2,294

Realized gain(loss) on investments:
Net realized gain distributions	46,560
Net realized gain(loss) on sale of fund shares	44,054
Net realized gain(loss)	90,614

Change in unrealized appreciation/depreciation	58,934

Net increase(decrease) in net assets resulting
from operations	$151,842

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,294	$4,878
Net realized gain(loss)	90,614	49,479
Net change in unrealized appreciation/depreciation	58,934	22,180
Net increase(decrease) in net assets resulting
from operations	151,842	76,537

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	16,238	37,691
Subaccounts transfers (including fixed account), net	11,571	(2,141)
Transfers for policyowner benefits and terminations	(213,920)	(22,636)
Policyowner maintenance charges	(2,981)	(2,690)
Net increase(decrease) from policyowner transactions	(189,092)	10,224

Total increase(decrease) in net assets	(37,250)	86,761
Net assets at beginning of period	966,104	879,343
Net assets at end of period	$928,854	$966,104

The accompanying notes are an integral part of these financial statements.

FS-55

Ibbotson		Franklin Templeton

Income		Global Bond		Income

2017		2017		2017

$18,239		$-		$23,071
(11,687)		(374,549)		(5,394)
6,552		(374,549)		17,677

48,296		125,536		-
(3,751)		(196,599)		6,789
44,545		(71,063)		6,789

51,026		806,741		15,773

$102,123		$361,129		$40,239

Income		Global Bond		Income

2017	2016	2017	2016	2017	2016

$6,552	$8,145	$(374,549)	$(383,138)	$17,677	$2,832
44,545	52,080	(71,063)	(1,356,157)	6,789	51
51,026	6,162	806,741	2,362,245	15,773	13,303

102,123	66,387	361,129	622,950	40,239	16,186

584	908	830,097	1,526,711	142,600	81,316
25,322	(45,924)	2,850,796	(3,954,285)	360,150	203,956
(383,751)	(231,845)	(2,623,045)	(2,870,972)	(144,024)	(1,420)
(2,843)	(2,980)	(339,903)	(353,407)	(865)	(214)
(360,688)	(279,841)	717,945	(5,651,953)	357,861	283,638

(258,565)	(213,454)	1,079,074	(5,029,003)	398,100	299,824
1,283,498	1,496,952	38,756,938	43,785,941	299,824	-
$1,024,933	$1,283,498	$39,836,012	$38,756,938	$697,924	$299,824

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton
	Global
	Discovery

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$196
Mortality and expense risk charge	(112)
Net investment income(loss)	84

Realized gain(loss) on investments:
Net realized gain distributions	625
Net realized gain(loss) on sale of fund shares	9
Net realized gain(loss)	634

Change in unrealized appreciation/depreciation	63

Net increase(decrease) in net assets resulting
from operations	$781

	Global Discovery

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$84	$41
Net realized gain(loss)	634	403
Net change in unrealized appreciation/depreciation	63	338
Net increase(decrease) in net assets resulting
from operations	781	782

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,429	9,220
Subaccounts transfers (including fixed account), net	106	(50)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(42)	(6)
Net increase(decrease) from policyowner transactions	2,493	9,164

Total increase(decrease) in net assets	3,274	9,946
Net assets at beginning of period	9,946	-
Net assets at end of period	$13,220	$9,946

The accompanying notes are an integral part of these financial statements.

FS-57

Franklin Templeton				AllianceBernstein
				Growth and
Small Cap		Foreign		Income

2017		2017		2017

$979		$3,089		$517
(2,004)		(1,106)		(384)
(1,025)		1,983		133

13,387		-		3,583
1,226		137		32
14,613		137		3,615

12,629		12,741		2,964

$26,217		$14,861		$6,712

Small Cap		Foreign		Growth and Income

2017	2016	2017	2016	2017	2016

$(1,025)	$(222)	$1,983	$362	$133	$(10)
14,613	2,061	137	566	3,615	4
12,629	9,167	12,741	3,803	2,964	(64)

26,217	11,006	14,861	4,731	6,712	(70)

217,152	83,679	16,313	66,360	28,012	1,157
12,474	4,179	23,705	5,333	(1)	14,525
(1,389)	(747)	(447)	(2,971)	(431)	(463)
(222)	(81)	(117)	(35)	(54)	(1)
228,015	87,030	39,454	68,687	27,526	15,218

254,232	98,036	54,315	73,418	34,238	15,148
98,036	-	73,418	-	15,148	-
$352,268	$98,036	$127,733	$73,418	$49,386	$15,148

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AllianceBernstein

	Real Estate

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,906
Mortality and expense risk charge	(4,556)
Net investment income(loss)	3,350

Realized gain(loss) on investments:
Net realized gain distributions	26,912
Net realized gain(loss) on sale of fund shares	192
Net realized gain(loss)	27,104

Change in unrealized appreciation/depreciation	(7,107)

Net increase(decrease) in net assets resulting
from operations	$23,347

	Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,350	$993
Net realized gain(loss)	27,104	6,605
Net change in unrealized appreciation/depreciation	(7,107)	(10,451)
Net increase(decrease) in net assets resulting
from operations	23,347	(2,853)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	356,925	247,403
Subaccounts transfers (including fixed account), net	9,595	11,927
Transfers for policyowner benefits and terminations	(6,853)	(7,257)
Policyowner maintenance charges	(392)	(92)
Net increase(decrease) from policyowner transactions	359,275	251,981

Total increase(decrease) in net assets	382,622	249,128
Net assets at beginning of period	249,128	-
Net assets at end of period	$631,750	$249,128

The accompanying notes are an integral part of these financial statements.

FS-59

American Funds

Managed		Blue Chip		Global

2017		2017		2017

$6,183		$47,546		$2,069
(7,356)		(19,079)		(2,026)
(1,173)		28,467		43

7,605		68,612		5,445
7,521		3,520		254
15,126		72,132		5,699

79,261		213,484		40,405

$93,214		$314,083		$46,147

Managed		Blue Chip		Global

2017	2016	2017	2016	2017	2016

$(1,173)	$2,062	$28,467	$13,632	$43	$171
15,126	8,804	72,132	34,954	5,699	445
79,261	7,128	213,484	21,179	40,405	744

93,214	17,994	314,083	69,765	46,147	1,360

126,728	609,708	1,199,360	1,027,434	220,315	77,987
(25,054)	8,827	46,254	98,141	13,333	-
(42,255)	(4,623)	(56,372)	(9,597)	(814)	(219)
(944)	(360)	(1,794)	(473)	(298)	(44)
58,475	613,552	1,187,448	1,115,505	232,536	77,724

151,689	631,546	1,501,531	1,185,270	278,683	79,084
631,546	-	1,185,270	-	79,084	-
$783,235	$631,546	$2,686,801	$1,185,270	$357,767	$79,084

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,006
Mortality and expense risk charge	(7,847)
Net investment income(loss)	(2,841)

Realized gain(loss) on investments:
Net realized gain distributions	76,471
Net realized gain(loss) on sale of fund shares	894
Net realized gain(loss)	77,365

Change in unrealized appreciation/depreciation	99,077

Net increase(decrease) in net assets resulting
from operations	$173,601

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,841)	$1,053
Net realized gain(loss)	77,365	2,709
Net change in unrealized appreciation/depreciation	99,077	2,914
Net increase(decrease) in net assets resulting
from operations	173,601	6,676

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	538,600	345,417
Subaccounts transfers (including fixed account), net	79,174	6,483
Transfers for policyowner benefits and terminations	(11,252)	(196)
Policyowner maintenance charges	(713)	(76)
Net increase(decrease) from policyowner transactions	605,809	351,628

Total increase(decrease) in net assets	779,410	358,304
Net assets at beginning of period	358,304	-
Net assets at end of period	$1,137,714	$358,304

The accompanying notes are an integral part of these financial statements.

FS-61

American Funds

International		New World		Growth-Income

2017		2017		2017

$5,461		$3,404		$15,807
(2,903)		(2,776)		(8,336)
2,558		628		7,471

2,990		-		47,629
525		1,265		2,318
3,515		1,265		49,947

60,874		61,375		102,860

$66,947		$63,268		$160,278

International		New World		Growth-Income

2017	2016	2017	2016	2017	2016

$2,558	$1,023	$628	$242	$7,471	$3,291
3,515	2,930	1,265	50	49,947	17,340
60,874	(4,696)	61,375	5,553	102,860	(1,376)

66,947	(743)	63,268	5,845	160,278	19,255

315,698	114,450	137,899	141,869	730,421	374,149
38,900	88	64,636	4,159	24,190	4,366
(4,634)	(2,283)	(1,927)	(600)	(13,742)	(3,820)
(257)	(70)	(718)	(322)	(743)	(173)
349,707	112,185	199,890	145,106	740,126	374,522

416,654	111,442	263,158	150,951	900,404	393,777
111,442	-	150,951	-	393,777	-
$528,096	$111,442	$414,109	$150,951	$1,294,181	$393,777

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Asset

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$19,493
Mortality and expense risk charge	(10,105)
Net investment income(loss)	9,388

Realized gain(loss) on investments:
Net realized gain distributions	46,962
Net realized gain(loss) on sale of fund shares	1,305
Net realized gain(loss)	48,267

Change in unrealized appreciation/depreciation	77,027

Net increase(decrease) in net assets resulting
from operations	$134,682

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,388	$5,472
Net realized gain(loss)	48,267	7,678
Net change in unrealized appreciation/depreciation	77,027	17,233
Net increase(decrease) in net assets resulting
from operations	134,682	30,383

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	636,689	520,462
Subaccounts transfers (including fixed account), net	29,451	65,938
Transfers for policyowner benefits and terminations	(16,171)	(2,136)
Policyowner maintenance charges	(1,083)	(385)
Net increase(decrease) from policyowner transactions	648,886	583,879

Total increase(decrease) in net assets	783,568	614,262
Net assets at beginning of period	614,262	-
Net assets at end of period	$1,397,830	$614,262

The accompanying notes are an integral part of these financial statements.

FS-63

Columbia

Strategic		Emerging		International

2017		2017		2017

$4,114		$2		$620
(1,331)		(717)		(331)
2,783		(715)		289

-		-		-
122		54		55
122		54		55

3,019		22,436		7,310

$5,924		$21,775		$7,654

Strategic		Emerging		International

2017	2016	2017	2016	2017	2016

$2,783	$904	$(715)	$(31)	$289	$(47)
122	640	54	-	55	-
3,019	(1,024)	22,436	(314)	7,310	34

5,924	520	21,775	(345)	7,654	(13)

62,722	74,470	130,396	10,237	157	29,423
3,088	12,775	9,336	-	(1)	31
(5,678)	(177)	-	-	(98)	-
(80)	(27)	(120)	(6)	(8)	-
60,052	87,041	139,612	10,231	50	29,454

65,976	87,561	161,387	9,886	7,704	29,441
87,561	-	9,886	-	29,441	-
$153,537	$87,561	$171,273	$9,886	$37,145	$29,441

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Smaller-Cap

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(816)
Net investment income(loss)	(816)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	78
Net realized gain(loss)	78

Change in unrealized appreciation/depreciation	10,562

Net increase(decrease) in net assets resulting
from operations	$9,824

	Smaller-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(816)	$(88)
Net realized gain(loss)	78	14
Net change in unrealized appreciation/depreciation	10,562	1,855
Net increase(decrease) in net assets resulting
from operations	9,824	1,781

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	61,936	24,338
Subaccounts transfers (including fixed account), net	10,846	6,643
Transfers for policyowner benefits and terminations	(212)	(143)
Policyowner maintenance charges	(99)	(19)
Net increase(decrease) from policyowner transactions	72,471	30,819

Total increase(decrease) in net assets	82,295	32,600
Net assets at beginning of period	32,600	-
Net assets at end of period	$114,895	$32,600

The accompanying notes are an integral part of these financial statements.

FS-65

Columbia

Mid Cap		High Yield		Large Core

2017		2017		2017

$-		$13,797		$-
(2,816)		(2,334)		(1,635)
(2,816)		11,463		(1,635)

-		-		-
3,353		30		296
3,353		30		296

33,801		(313)		37,430

$34,338		$11,180		$36,091

Mid Cap		High Yield		Large Core

2017	2016	2017	2016	2017	2016

$(2,816)	$(800)	$11,463	$6,209	$(1,635)	$(439)
3,353	78	30	(2)	296	17
33,801	14,723	(313)	654	37,430	5,058

34,338	14,001	11,180	6,861	36,091	4,636

126,159	183,422	91,797	152,868	122,266	106,220
(20,476)	4,005	1,736	(142)	-	10
(3,778)	(3,559)	87	(87)	(962)	(331)
(339)	(90)	(480)	(259)	(163)	(68)
101,566	183,778	93,140	152,380	121,141	105,831

135,904	197,779	104,320	159,241	157,232	110,467
197,779	-	159,241	-	110,467	-
$333,683	$197,779	$263,561	$159,241	$267,699	$110,467

FS-66

’

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Strategy

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$59
Mortality and expense risk charge	(13)
Net investment income(loss)	46

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	186

Net increase(decrease) in net assets resulting
from operations	$232

	Strategy

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$46	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	186	-
Net increase(decrease) in net assets resulting
from operations	232	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,005	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	5,005	-

Total increase(decrease) in net assets	5,237	-
Net assets at beginning of period	-	-
Net assets at end of period	$5,237	$-

The accompanying notes are an integral part of these financial statements.

FS-67

Ivy
				Small Cap
Balanced		Energy		Value

2017		2017		2017

$15,696		$1,768		$-
(10,535)		(1,831)		(2,605)
5,161		(63)		(2,605)

27,767		-		28,964
1,714		(17,053)		70
29,481		(17,053)		29,034

58,787		(14,004)		6,833

$93,429		$(31,120)		$33,262

Balanced		Energy		Small Cap Value

2017	2016	2017	2016	2017	2016

$5,161	$(2,105)	$(63)	$(297)	$(2,605)	$(316)
29,481	27,740	(17,053)	1,951	29,034	28
58,787	(9,735)	(14,004)	8,682	6,833	8,960

93,429	15,900	(31,120)	10,336	33,262	8,672

72,033	425,836	203,825	87,707	186,873	109,750
51,304	411,226	(24,698)	(8,593)	21,875	8,493
(17,424)	(3,808)	(1,055)	(98)	(234)	(192)
(1,066)	(489)	(247)	(36)	(357)	(34)
104,847	832,765	177,825	78,980	208,157	118,017

198,276	848,665	146,705	89,316	241,419	126,689
848,665	-	89,316	-	126,689	-
$1,046,941	$848,665	$236,021	$89,316	$368,108	$126,689

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Science

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,611)
Net investment income(loss)	(3,611)

Realized gain(loss) on investments:
Net realized gain distributions	36,918
Net realized gain(loss) on sale of fund shares	372
Net realized gain(loss)	37,290

Change in unrealized appreciation/depreciation	47,747

Net increase(decrease) in net assets resulting
from operations	$81,426

	Science

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,611)	$(677)
Net realized gain(loss)	37,290	624
Net change in unrealized appreciation/depreciation	47,747	7,284
Net increase(decrease) in net assets resulting
from operations	81,426	7,231

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	379,732	161,791
Subaccounts transfers (including fixed account), net	17,241	8,730
Transfers for policyowner benefits and terminations	(679)	(3,228)
Policyowner maintenance charges	(256)	(53)
Net increase(decrease) from policyowner transactions	396,038	167,240

Total increase(decrease) in net assets	477,464	174,471
Net assets at beginning of period	174,471	-
Net assets at end of period	$651,935	$174,471

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy
Mid Cap
Growth		International		Global

2017		2017		2017

$-		$2,456		$16
(1,272)		(1,790)		(341)
(1,272)		666		(325)

2,748		-		868
120		813		40
2,868		813		908

27,789		33,671		6,205

$29,385		$35,150		$6,788

Mid Cap Growth		International		Global

2017	2016	2017	2016	2017	2016

$(1,272)	$(232)	$666	$180	$(325)	$(92)
2,868	464	813	895	908	7
27,789	1,227	33,671	7,374	6,205	1,161

29,385	1,459	35,150	8,449	6,788	1,076

84,950	56,972	4,066	154,926	3,134	18,171
36,493	3,047	(1,892)	369	10,846	2,176
(547)	(3,017)	(195)	(3,065)	-	-
(175)	(28)	(568)	(293)	(47)	(11)
120,721	56,974	1,411	151,937	13,933	20,336

150,106	58,433	36,561	160,386	20,721	21,412
58,433	-	160,386	-	21,412	-
$208,539	$58,433	$196,947	$160,386	$42,133	$21,412

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	High Income

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,539
Mortality and expense risk charge	(1,533)
Net investment income(loss)	7,006

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(20)
Net realized gain(loss)	(20)

Change in unrealized appreciation/depreciation	(197)

Net increase(decrease) in net assets resulting
from operations	$6,789

	High Income

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,006	$(99)
Net realized gain(loss)	(20)	3
Net change in unrealized appreciation/depreciation	(197)	1,371
Net increase(decrease) in net assets resulting
from operations	6,789	1,275

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	165,667	39,016
Subaccounts transfers (including fixed account), net	1	13
Transfers for policyowner benefits and terminations	(2,099)	-
Policyowner maintenance charges	(189)	(11)
Net increase(decrease) from policyowner transactions	163,380	39,018

Total increase(decrease) in net assets	170,169	40,293
Net assets at beginning of period	40,293	-
Net assets at end of period	$210,462	$40,293

The accompanying notes are an integral part of these financial statements.

FS-71

Janus		Putnam

Flexible		Health		Asset

2017		2017		2017

$8,830		$523		$194
(3,381)		(1,030)		(226)
5,449		(507)		(32)

-		8,475		461
(560)		115		6
(560)		8,590		467

2,530		4,564		2,681

$7,419		$12,647		$3,116

Flexible		Health		Asset

2017	2016	2017	2016	2017	2016

$5,449	$3,345	$(507)	$(430)	$(32)	$(1)
(560)	(20)	8,590	993	467	-
2,530	(8,429)	4,564	(3,065)	2,681	(6)

7,419	(5,104)	12,647	(2,502)	3,116	(7)

87,696	277,931	8,431	87,086	2,491	-
(25,341)	17,451	8,468	2,703	32,757	3,000
(3,607)	(531)	(7,061)	(1,972)	-	-
(148)	(21)	(174)	(77)	(116)	(1)
58,600	294,830	9,664	87,740	35,132	2,999

66,019	289,726	22,311	85,238	38,248	2,992
289,726	-	85,238	-	2,992	-
$355,745	$289,726	$107,549	$85,238	$41,240	$2,992

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Eck

	Gold

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,846
Mortality and expense risk charge	(3,034)
Net investment income(loss)	9,812

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3,027)
Net realized gain(loss)	(3,027)

Change in unrealized appreciation/depreciation	23,861

Net increase(decrease) in net assets resulting
from operations	$30,646

	Gold

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,812	$(1,310)
Net realized gain(loss)	(3,027)	700
Net change in unrealized appreciation/depreciation	23,861	(46,703)
Net increase(decrease) in net assets resulting
from operations	30,646	(47,313)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	66,934	305,676
Subaccounts transfers (including fixed account), net	(20,740)	581
Transfers for policyowner benefits and terminations	(7,959)	(6,419)
Policyowner maintenance charges	(327)	(151)
Net increase(decrease) from policyowner transactions	37,908	299,687

Total increase(decrease) in net assets	68,554	252,374
Net assets at beginning of period	252,374	-
Net assets at end of period	$320,928	$252,374

The accompanying notes are an integral part of these financial statements.

FS-73

Van Eck

Hard Assets

2017

$-
(878)
(878)

-
(1,619)
(1,619)

2,572

$75

Hard Assets

2017	2016

$(878)	$(210)
(1,619)	38
2,572	5,440

75	5,268

78,250	44,557
(14,099)	1
(1,940)	(821)
(194)	(18)
62,017	43,719

62,092	48,987
48,987	-
$111,079	$48,987

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2017 AND 2016

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2017, there are one hundred twenty six subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company (Advisor)	Company, continued
Fidelity (Fund Series short cite)	Fidelity, continued
*Equity-Income IC (Subaccount short cite)	*Money Market SC2
*Equity-Income SC	(Commenced May 13, 2016)
*Equity-Income SC2	*Index 500 SC2
*Growth IC	(Commenced March 14, 2016)
*Growth SC	*Strategic SC2
*Growth SC2	(Commenced April 29, 2016)
*High Income IC
*High Income SC	Fred Alger Management, Inc.
*High Income SC2	Alger
*Overseas IC	*Balanced
*Overseas SC
*Overseas SC2	Massachusetts Financial Services
*Asset Mgr. IC	Company
*Asset Mgr. SC	MFS
*Asset Mgr. SC2	*Utilities
*Inv. Bond IC	*New Discovery
*Inv. Bond SC2	*Total Return
*Contrafund IC	*Growth SC
*Contrafund SC	(Commenced April 14, 2016)
*Contrafund SC2	*New Discovery SC
*Asset Mgr. Gr. IC	(Commenced May 9, 2016)
*Asset Mgr. Gr. SC	*Utilities SC
*Asset Mgr. Gr. SC2	(Commenced March 28, 2016)
*Mid Cap SC2	*Strategic
*Money Market	(Commenced August 16, 2013)
(Commenced September 12, 2013)

FS-75

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc., continued
Company, continued	Aim, continued
MFS, continued	*Intl. Growth
*Research	*Global
(Commenced March 27, 2015)	*Global Value
*Blended Core SC	*Mid Cap Growth
(Commenced June 13, 2016)	*Diversified
*Corporate SC	(Commenced March 14, 2016)
(Commenced March 14, 2016)	*Value
*Government SC	(Commenced July 25, 2016)
(Commenced April 14, 2016)	*Real Estate
*Growth Allocation SC	(Commenced April 13, 2016)
(Commenced March 21, 2016)
*Moderate SC	Calvert Research and Management
(Commenced June 6, 2016)	(See Note 3)
*Conservative SC	Summit
(Commenced May 16, 2016)	*S&P MidCap
*Blended Small Cap SC	*Russell Small Cap
(Commenced June 22, 2016)	*Nasdaq-100 Index
*EAFE Intl.
Morgan Stanley Investment	*S&P 500
Management Inc.	*Barclays
Van Kampen (formerly The Universal Institutional	*Growth
Funds, Inc.)	(Commenced May 9, 2013)
*Emerging Markets (formerly UIF Emerging Markets	*Mod. Growth
Equity Portfolio, Class I)	(Commenced May 10, 2013)
*Intl. Magnum (formerly UIF Global Strategist	*Moderate
Portfolio, Class I)	(Commenced May 8, 2013)
*U.S. Real Estate (formerly UIF U.S. Real Estate	*Balanced
Portfolio, Class I)	(Commenced May 17, 2016)
*Global II (formerly UIF Global Strategist
Portfolio, Class II)	Third Avenue Management LLC
(Commenced April 29, 2016)	Third Avenue
*Value
Calvert Research and Management
(See Note 3)	The Dreyfus Corporation
Calvert	Dreyfus
*Balanced	*MidCap
*Mid Cap	*Small Cap
(Commenced March 28, 2016)
American Century Investment
Management, Inc.	Deutsche Investment Management
American Century	Americas Inc.
*Income & Growth	Scudder
*Mid Cap Value	*Small Mid Value
*Inc. & Growth II	*Thematic (formerly Deutsche Global
(Commenced March 14, 2016)	Growth VIP Portfolio, Class A)
*Alternative
(Commenced April 13, 2016)

FS-76

1. ORGANIZATION, continued

Neuberger Berman investment Advisers LLC	Franklin Advisers, Inc.
Neuberger Berman	Franklin Templeton
*Regency	*Global Bond
*Intrinsic	(Commenced May 1, 2014)
(Commenced August 24, 2016)	*Income
*Growth	(Commenced April 11, 2016)
(Commenced September 20, 2016)	*Global Discovery
(Commenced April 14, 2016)
T. Rowe Price Associates, Inc.	*Small Cap
T. Rowe	(Commenced April 11, 2016)
*Blue Chip	*Foreign
(Commenced April 13, 2016)
Pacific Investment Management
Company LLC	AllianceBernstein L.P.
Pimco	Alliance Bernstein
*Total Return	*Growth and Income
*Low Duration	(Commenced August 11, 2016)
(Commenced May 1, 2014)	*Real Estate
*Short Term	(Commenced April 13, 2016)
(Commenced May 9, 2016)
*Emerging	Capital Research and Management Company (SM)
(Commenced August 24, 2016)	American Funds
*Low Duration Adv.	*Managed
(Commenced April 14, 2016)	(Commenced April 6, 2016)
*Real Return	*Blue Chip
(Commenced May 9, 2016)	(Commenced March 14, 2016)
*Commodity	*Global
(Commenced April 4, 2016)	(Commenced April 14, 2016)
*Growth
ALPS Advisors, Inc.	(Commenced March 31, 2016)
Ibbotson	*International
*Balanced	(Commenced March 14, 2016)
*Growth	*New World
*Income	(Commenced April 11, 2016)
*Growth-Income
(Commenced March 14, 2016)
*Asset
(Commenced March 31, 2016)

FS-77

1. ORGANIZATION, continued

Columbia Management Investment Advisers, LLC	Ivy Investment Management Company
Columbia	Ivy, continued
*Strategic	*Global (formerly Ivy VIP Global
(Commenced March 28, 2016)	Growth Portfolio)
*Emerging	(Commenced June 27, 2016)
(Commenced May 9, 2016)	*High Income (formerly Ivy VIP High
*International	Income Portfolio)
(Commenced July 22, 2016)	(Commenced May 9, 2016)
*Smaller-Cap
(Commenced May 20, 2016)	Janus Capital Management LLC
*Mid Cap	Janus
(Commenced March 28, 2016)	*Flexible (formerly Janus Flexible Bond
*High Yield	Portfolio, Service Class)
(Commenced April 4, 2016)	(Commenced March 14, 2016)
*Large Core
(Commenced March 14, 2016)	Putnam Investment Management, LLC
Putnam
Ivy Investment Management Company	*Health
Ivy	(Commenced March 28, 2016)
*Strategy (A) (formerly Ivy VIP Asset	*Asset
Strategy Portfolio)	(Commenced December 19, 2016)
(Commenced September 28, 2017)
*Balanced (formerly Ivy VIP Balanced Portfolio)	Van Eck Associates Corporation
(Commenced March 14, 2016)	VanEck
*Energy (formerly Ivy VIP Energy Portfolio)	*Gold
(Commenced April 14, 2016)	(Commenced April 13, 2016)
*Small Cap Value (formerly Ivy VIP Small Cap	*Hard Assets
Value Portfolio)	(Commenced April 13, 2016)
(Commenced May 9, 2016)
*Science (formerly Ivy VIP Science and Technology
Portfolio)
(Commenced April 13, 2016)
*Mid Cap Growth (formerly Ivy VIP Mid Cap Growth
Portfolio)
(Commenced May 13, 2016)
*International (formerly Ivy VIP International Core
Equity Portfolio)
(Commenced April 29, 2016)

.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-78

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-79

3. RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31,

	2016		2017
	Investment Advisory Fee %	Management/ Administrative Fee%	Sub-Advisor Fee %
Calvert:
Balanced	.410	.275	NA
Mid Cap	.650	.250	NA
Summit:
S&P MidCap	.300	.100	.050
Russell Small Cap	.350	.100	.050
Nasdaq-100 Index	.350	.100	.050
EAFE Intl.	.560	.100	NA
Barclays	.300	.100	.050
S&P 500.250		.100	.050
Moderate	.420	.100	.050
Growth	.420	.100	.050
Mod. Growth	.420	.100	NA

 As of December 31, 2016 the Company is no longer affiliated with the Calvert and Summit funds. Ameritas Investment Partners, Inc., an affiliate of the Company, continues to be the sub-advisor to certain portfolios of the Calvert and Summit funds.

FS-80

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2017 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$864,751	$2,574,097
Equity-Income SC	154,137	433,015
Equity-Income SC2	1,006,276	2,088,776
Growth IC	1,767,605	2,508,623
Growth SC	179,988	451,908
Growth SC2	1,268,078	1,044,379
High Income IC	939,710	1,503,757
High Income SC	101,265	305,070
High Income SC2	3,834,924	3,104,252
Overseas IC	219,312	892,263
Overseas SC	11,178	122,419
Overseas SC2	666,959	1,820,338
Asset Mgr. IC	1,329,308	1,668,448
Asset Mgr. SC	247,973	309,789
Asset Mgr. SC2	338,273	885,318
Inv. Bond IC	569,759	1,124,225
Inv. Bond SC2	6,519,645	3,962,878
Contrafund IC	1,328,748	2,870,276
Contrafund SC	306,857	1,240,223
Contrafund SC2	3,074,196	5,204,747
Asset Mgr. Gr. IC	184,633	230,497
Asset Mgr. Gr. SC	17,229	93,078
Asset Mgr. Gr. SC2	150,117	252,533
Mid Cap SC2	1,062,273	623,762
Money Market	9,112,938	14,720,038
Money Market SC2	500,182	837,024
Index 500 SC2	1,626,649	157,256
Strategic SC2	147,474	17,438

Alger:
Balanced	455,833	826,689

MFS:
Utilities	2,013,249	5,738,239
New Discovery	861,659	1,283,532
Total Return	1,286,508	1,377,701
Growth SC	172,073	4,382
New Discovery SC	314,117	31,242
Utilities SC	576,239	14,458
Strategic	520,427	1,186,025
Research	1,045,879	5,610,461

FS-81

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Blended Core SC	$5,268	$234
Corporate SC	190,314	26,842
Government SC	347,260	100,789
Growth Allocation SC	206,071	610
Moderate SC	342,917	57,285
Conservative SC	18,475	19,290
Blended Small Cap SC	50,372	656

Van Kampen:
Emerging Markets	1,383,489	5,435,253
Intl. Magnum	302,683	416,503
U.S. Real Estate	4,179,875	4,176,332
Global II	7,737	1,546

Calvert:
Balanced	342,046	681,956
Mid Cap	15,866	770,336

American Century:
Income & Growth	2,622,593	6,320,756
Mid Cap Value	1,147,056	1,981,736
Inc. & Growth II	312,071	12,929

AIM:
Intl. Growth	400,407	1,776,525
Global	612,635	572,591
Global Value	506,561	995,793
Mid Cap Growth	590,236	472,790
Diversified	137,446	4,499
Value	53,221	1,861
Real Estate	195,431	31,178

Summit:
S&P MidCap	4,073,413	9,528,905
Russell Small Cap	3,252,377	5,640,770
Nasdaq-100 Index	1,658,417	8,645,728
EAFE Intl.	1,864,849	8,890,446
S&P 500	9,114,685	24,759,293
Barclays	6,747,693	4,658,504
Growth	15,439,879	8,161,472
Mod. Growth	6,519,277	4,470,961
Moderate	5,742,806	7,627,102
Balanced	114,815	1,028

Third Avenue:
Value	304,885	2,289,969

FS-82

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Dreyfus:
MidCap	$608,064	$724,548
Small Cap	301,167	14,439

Scudder:
Small Mid Value	533,083	946,841
Thematic	280,852	170,249
Alternative	10,938	1,133

Neuberger Berman:
Regency	305,561	511,069
Intrinsic	288,901	1,225
Growth	341,981	2,938

T. Rowe:
Blue Chip	1,624,848	10,229,576

Pimco:
Total Return	1,241,186	2,911,290
Low Duration	943,234	911,935
Short Term	14,285	4,310
Emerging	62,466	2,459
Low Duration Adv.	113,457	32,780
Real Return	414,234	73,320
Commodity	44,772	1,458

Ibbotson:
Balanced	326,696	222,895
Growth	150,731	290,970
Income	147,630	453,469

Franklin Templeton:
Global Bond	2,574,045	2,105,113
Income	573,193	197,654
Global Discovery	3,373	170
Small Cap	270,606	30,230
Foreign	42,881	1,444

AllianceBernstein:
Growth and Income	32,040	797
Real Estate	407,850	18,313

American Funds:
Managed	168,259	103,352
Blue Chip	1,362,317	77,791
Global	240,628	2,604
Growth	694,692	15,252

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds, continued:
International	$362,702	$7,447
New World	210,386	9,867
Growth-Income	843,019	47,794
Asset	727,735	22,499

Columbia:
Strategic	71,265	8,430
Emerging	139,490	594
International	750	411
Smaller-Cap	72,733	1,078
Mid Cap	124,361	25,611
High Yield	106,994	2,391
Large Core	122,042	2,537

Ivy:
Strategy	5,063	12
Balanced	221,980	84,206
Energy	251,988	74,227
Small Cap Value	238,028	3,513
Science	432,732	3,388
Mid Cap Growth	123,605	1,409
International	7,660	5,583
Global	14,794	318
High Income	173,854	3,468

Janus:
Flexible	98,748	34,699

Putnam:
Health	29,047	11,414
Asset	35,789	227

Van Eck:
Gold	80,282	32,561
Hard Assets	82,652	21,512

FS-84

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2017, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2017	60.08	104.47	231,829	19,531,725	1.67	1.25	1.40	11.33	11.50
2016	53.96	93.69	260,510	19,630,459	2.24	1.25	1.40	16.38	16.56
2015	46.37	80.39	302,458	19,671,493	3.09	1.25	1.40	(5.30)	(5.15)
2014	48.96	84.75	339,595	23,409,873	2.75	1.25	1.40	7.21	7.37
2013	45.67	78.94	380,758	24,328,384	2.41	1.25	1.40	26.37	26.56

Equity-Income SC
2017	64.24	64.24	32,675	2,098,897	1.61	0.95	0.95	11.74	11.74
2016	57.48	57.48	38,337	2,203,813	2.26	0.95	0.95	16.79	16.79
2015	49.22	49.22	43,836	2,157,593	3.01	0.95	0.95	(4.99)	(4.99)
2014	51.81	51.81	49,237	2,550,788	2.59	0.95	0.95	7.62	7.62
2013	48.14	48.14	60,518	2,913,170	2.34	0.95	0.95	26.81	26.81

Equity-Income SC2
2017	53.27	53.27	207,740	11,067,110	1.44	0.95	0.95	11.59	11.59
2016	47.74	47.74	235,326	11,234,559	2.13	0.95	0.95	16.60	16.60
2015	40.94	40.94	261,436	10,704,226	2.89	0.95	0.95	(5.14)	(5.14)
2014	43.16	43.16	286,446	12,363,903	2.56	0.95	0.95	7.46	7.46
2013	40.17	40.17	325,024	13,055,566	2.20	0.85	0.95	26.66	26.66

Growth IC
2017	101.64	144.54	144,233	18,898,196	0.22	1.25	1.40	33.27	33.46
2016	76.27	108.30	159,464	15,687,510	0.04	1.25	1.40	(0.60)	(0.45)
2015	76.73	108.79	175,308	17,426,211	0.26	1.25	1.40	5.69	5.85
2014	72.60	102.78	192,097	18,060,152	0.18	1.25	1.40	9.75	9.92
2013	66.14	93.51	216,725	18,544,710	0.28	1.25	1.40	34.45	34.65

Growth SC
2017	108.66	108.66	22,302	2,423,403	0.13	0.95	0.95	33.73	33.73
2016	81.25	81.25	26,695	2,169,100	-	0.95	0.95	(0.24)	(0.24)
2015	81.45	81.45	32,033	2,608,938	0.16	0.95	0.95	6.04	6.04
2014	76.80	76.80	34,544	2,653,157	0.09	0.95	0.95	10.14	10.14
2013	69.73	69.73	42,556	2,967,603	0.19	0.95	0.95	34.92	34.92

Growth SC2
2017	81.97	81.97	83,467	6,841,955	0.08	0.95	0.95	33.55	33.55
2016	61.38	61.38	85,475	5,246,407	-	0.95	0.95	(0.40)	(0.40)
2015	61.63	61.63	87,866	5,414,750	0.03	0.95	0.95	5.90	5.90
2014	58.19	58.19	94,829	5,518,443	-	0.95	0.95	9.97	9.97
2013	52.92	52.92	115,952	6,136,123	0.04	0.85	0.95	34.76	34.76

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2017	20.33	49.51	144,880	4,615,295	4.82	1.25	1.40	5.46	5.61
2016	19.28	46.88	165,078	5,076,284	5.05	1.25	1.40	13.02	13.19
2015	17.06	41.42	166,523	4,411,131	5.57	1.25	1.40	(4.96)	(4.82)
2014	17.95	43.51	218,512	6,196,264	5.29	1.25	1.40	(0.25)	(0.10)
2013	17.99	43.56	259,157	7,337,225	5.52	1.25	1.40	4.48	4.63

High Income SC
2017	21.79	21.79	52,897	1,152,810	5.09	0.95	0.95	6.06	6.06
2016	20.55	20.55	64,953	1,334,616	4.37	0.95	0.95	13.29	13.29
2015	18.14	18.14	76,452	1,386,580	5.25	0.95	0.95	(4.66)	(4.66)
2014	19.02	19.02	97,756	1,859,676	4.80	0.95	0.95	0.12	0.12
2013	19.00	19.00	136,033	2,584,692	5.88	0.95	0.95	4.88	4.88

High Income SC2
2017	16.62	16.62	3,351,309	55,700,167	5.24	0.95	0.95	5.91	5.91
2016	15.69	15.69	3,452,750	54,184,986	5.13	0.95	0.95	13.09	13.09
2015	13.88	13.88	3,821,490	53,029,004	5.78	0.95	0.95	(4.77)	(4.77)
2014	14.57	14.57	4,936,492	71,934,197	5.47	0.95	0.95	(0.04)	(0.04)
2013	14.58	14.58	5,322,655	77,597,938	5.93	0.85	0.95	4.73	4.73

Overseas IC
2017	36.49	44.20	117,494	5,066,539	1.38	1.25	1.40	28.49	28.68
2016	28.40	34.35	135,530	4,536,506	1.40	1.25	1.40	(6.38)	(6.24)
2015	30.33	36.63	150,409	5,372,672	1.31	1.25	1.40	2.19	2.34
2014	29.68	35.79	164,464	5,746,112	1.26	1.25	1.40	(9.35)	(9.22)
2013	32.75	39.43	192,646	7,404,141	1.36	1.25	1.40	28.63	28.82

Overseas SC
2017	39.35	39.35	17,167	675,446	1.29	0.95	0.95	28.88	28.88
2016	30.53	30.53	20,552	627,439	1.27	0.95	0.95	(6.02)	(6.02)
2015	32.48	32.48	28,296	919,149	1.26	0.95	0.95	2.51	2.51
2014	31.69	31.69	29,603	937,996	1.11	0.95	0.95	(9.03)	(9.03)
2013	34.83	34.83	39,017	1,358,970	1.21	0.95	0.95	29.15	29.15

Overseas SC2
2017	30.48	30.48	283,411	8,639,476	1.16	0.95	0.95	28.77	28.77
2016	23.67	23.67	325,571	7,707,564	1.23	0.95	0.95	(6.16)	(6.16)
2015	25.23	25.23	339,094	8,554,812	1.15	0.95	0.95	2.32	2.32
2014	24.66	24.66	344,759	8,500,297	1.10	0.95	0.95	(9.16)	(9.16)
2013	27.14	27.14	353,326	9,590,133	1.06	0.85	0.95	28.98	28.98

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2017	34.47	54.33	182,539	9,378,511	1.82	1.25	1.40	12.53	12.69
2016	30.63	48.21	212,961	9,708,074	1.36	1.25	1.40	1.64	1.79
2015	30.14	47.36	254,733	11,433,176	1.51	1.25	1.40	(1.25)	(1.10)
2014	30.52	47.89	292,045	13,237,246	1.45	1.25	1.40	4.37	4.52
2013	29.24	45.81	326,337	14,166,580	1.52	1.25	1.40	14.10	14.27

Asset Mgr. SC
2017	36.78	36.78	49,563	1,822,802	1.69	0.95	0.95	12.87	12.87
2016	32.58	32.58	57,827	1,884,257	1.40	0.95	0.95	2.04	2.04
2015	31.93	31.93	61,290	1,957,198	1.46	0.95	0.95	(0.92)	(0.92)
2014	32.23	32.23	65,460	2,109,718	1.38	0.95	0.95	4.69	4.69
2013	30.79	30.79	65,990	2,031,548	1.43	0.95	0.95	14.44	14.44

Asset Mgr. SC2
2017	29.10	29.10	66,686	1,940,293	1.49	0.95	0.95	12.67	12.67
2016	25.82	25.82	96,779	2,499,140	1.29	0.95	0.95	1.87	1.87
2015	25.35	25.35	94,886	2,405,277	1.37	0.95	0.95	(1.00)	(1.00)
2014	25.61	25.61	99,129	2,538,298	1.23	0.95	0.95	4.54	4.54
2013	24.49	24.49	112,456	2,754,400	1.26	0.85	0.95	14.29	14.29

Inv. Bond IC
2017	24.61	26.85	322,672	9,171,711	2.38	0.95	1.40	2.78	3.24
2016	23.95	26.00	347,652	9,603,403	2.28	0.95	1.40	3.29	3.75
2015	23.19	25.06	376,115	10,077,759	2.65	0.95	1.40	(1.97)	(1.53)
2014	23.65	25.45	359,954	9,872,498	2.03	0.95	1.40	4.36	4.83
2013	22.66	24.28	437,999	11,409,269	2.11	0.95	1.40	(3.14)	(2.70)

Inv. Bond SC2
2017	12.89	22.32	4,291,714	94,489,089	2.23	0.95	1.00	2.96	3.01
2016	12.51	21.67	4,221,830	90,794,587	2.30	0.95	1.00	1.94	3.49
2015	20.94	20.94	3,998,481	83,711,805	3.71	0.95	0.95	(1.78)	(1.78)
2014	21.32	21.32	643,181	13,710,249	1.98	0.95	0.95	4.62	4.62
2013	20.37	20.37	679,446	13,843,447	1.97	0.85	0.95	(2.96)	(2.96)

Contrafund IC
2017	79.14	87.94	234,415	19,923,892	0.99	1.25	1.40	20.19	20.37
2016	65.84	73.06	267,208	18,876,182	0.80	1.25	1.40	6.51	6.67
2015	61.82	68.49	314,685	20,863,861	1.00	1.25	1.40	(0.72)	(0.58)
2014	62.27	68.89	358,004	23,896,829	0.95	1.25	1.40	10.39	10.56
2013	56.41	62.31	400,764	24,211,880	1.08	1.25	1.40	29.47	29.66

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2017	84.67	84.67	53,971	4,569,512	0.85	0.95	0.95	20.62	20.62
2016	70.19	70.19	69,194	4,857,015	0.71	0.95	0.95	6.89	6.89
2015	65.67	65.67	79,074	5,192,500	0.89	0.95	0.95	(0.39)	(0.39)
2014	65.92	65.92	90,264	5,950,544	0.85	0.95	0.95	10.76	10.76
2013	59.52	59.52	102,721	6,113,816	0.96	0.95	0.95	29.91	29.91

Contrafund SC2
2017	42.74	71.95	454,228	31,289,725	0.77	0.95	1.00	20.38	20.44
2016	35.50	59.74	499,467	29,371,559	0.61	0.95	1.00	6.71	10.57
2015	55.98	55.98	548,470	30,703,124	0.64	0.95	0.95	(0.53)	(0.53)
2014	56.28	56.28	892,355	50,220,577	0.62	0.95	0.95	10.61	10.61
2013	50.88	50.88	1,336,003	67,981,329	0.81	0.85	0.95	29.76	29.76

Asset Mgr. Gr. IC
2017	30.02	38.07	34,597	1,210,801	1.18	1.25	1.40	17.08	17.26
2016	25.64	32.46	40,783	1,222,969	1.38	1.25	1.40	1.05	1.19
2015	25.37	32.08	44,393	1,318,017	1.14	1.25	1.40	(1.31)	(1.16)
2014	25.71	32.46	52,014	1,565,900	1.04	1.25	1.40	4.41	4.56
2013	24.62	31.04	58,686	1,686,779	1.01	1.25	1.40	20.72	20.90

Asset Mgr. Gr. SC
2017	31.99	31.99	4,074	130,321	1.21	0.95	0.95	17.58	17.58
2016	27.21	27.21	7,427	202,085	1.32	0.95	0.95	1.38	1.38
2015	26.84	26.84	9,713	260,670	1.06	0.95	0.95	(0.97)	(0.97)
2014	27.10	27.10	11,686	316,713	0.99	0.95	0.95	4.75	4.75
2013	25.87	25.87	12,402	320,876	0.89	0.95	0.95	21.18	21.18

Asset Mgr. Gr. SC2
2017	25.51	25.51	27,001	688,788	0.97	0.95	0.95	17.38	17.38
2016	21.73	21.73	35,894	780,080	1.17	0.95	0.95	1.21	1.21
2015	21.47	21.47	37,287	800,645	1.27	0.95	0.95	(1.13)	(1.13)
2014	21.72	21.72	26,061	565,957	0.79	0.95	0.95	4.56	4.56
2013	20.77	20.77	28,579	593,601	0.60	0.85	0.95	20.98	20.98

Mid Cap SC2
2017	56.31	58.52	91,565	5,054,658	0.50	0.95	1.40	18.87	19.40
2016	47.37	49.01	83,095	3,991,672	0.24	0.95	1.40	10.37	10.87
2015	42.92	44.21	143,219	6,330,803	0.25	0.95	1.40	(2.99)	(2.56)
2014	44.25	45.37	148,623	6,740,457	0.02	0.95	1.40	4.56	5.03
2013	42.32	43.19	160,455	6,933,278	0.15	0.85	1.40	33.99	34.59

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2017	0.95	0.97	15,299,003	14,760,142	0.66	0.95	1.40	(0.72)	(0.27)
2016	0.96	0.97	21,027,826	20,367,242	0.20	0.95	1.40	(1.19)	(0.74)
2015	0.97	0.98	25,435,279	24,848,474	0.03	0.95	1.40	(1.36)	(0.92)
2014	0.98	0.99	23,666,569	23,356,617	0.01	0.95	1.40	(1.38)	(0.93)
2013	1.00	1.00	47,420,323	47,288,935	-	0.95	1.40	(0.23)	(0.18)

Money Market SC2
2017	0.99	0.99	167,733	165,257	0.39	1.00	1.00	(0.57)	(0.57)
2016	0.99	0.99	506,725	502,099	0.01	1.00	1.00	(0.62)	(0.62)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Index 500 SC2
2017	271.42	271.42	12,850	3,487,699	1.89	1.00	1.00	20.21	20.21
2016	225.80	225.80	6,967	1,573,255	2.69	1.00	1.00	11.55	11.55
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Strategic SC2
2017	11.99	11.99	20,641	247,439	3.58	1.00	1.00	6.48	6.48
2016	11.26	11.26	9,979	112,351	6.55	1.00	1.00	2.52	2.52
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Alger:
Balanced
2017	28.16	30.70	197,821	7,061,146	2.88	0.95	1.40	13.85	14.36
2016	24.74	26.85	214,601	6,655,089	1.78	0.95	1.40	7.01	7.49
2015	23.12	24.98	257,438	7,480,339	2.00	0.95	1.40	0.06	0.51
2014	23.10	24.85	280,315	8,121,128	1.96	0.95	1.40	7.92	8.40
2013	21.41	22.93	293,565	7,885,013	1.12	0.85	1.40	13.68	14.19

MFS:
Utilities
2017	73.14	79.81	384,980	28,669,617	4.22	0.95	1.40	13.24	13.75
2016	64.59	70.16	449,524	29,495,452	3.84	0.95	1.40	9.93	10.42
2015	58.75	63.54	499,129	29,827,253	4.19	0.95	1.40	(15.70)	(15.32)
2014	69.70	75.04	529,523	37,573,477	2.09	0.95	1.40	11.17	11.67
2013	62.70	67.20	550,983	35,174,566	2.35	0.85	1.40	18.85	19.38

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2017	39.47	42.80	186,028	7,782,280	-	0.95	1.40	24.91	25.46
2016	31.60	34.12	199,394	6,647,061	-	0.95	1.40	7.54	8.02
2015	29.38	31.58	216,618	6,685,386	-	0.95	1.40	(3.25)	(2.81)
2014	30.37	32.50	227,703	7,238,107	-	0.95	1.40	(8.54)	(8.13)
2013	33.21	35.37	288,808	10,020,771	-	0.85	1.40	39.56	40.19

Total Return
2017	29.64	32.76	240,837	7,844,416	2.35	0.95	1.40	10.75	11.24
2016	26.76	29.45	253,655	7,436,005	2.93	0.95	1.40	7.58	8.07
2015	24.88	27.25	252,440	6,854,290	2.66	0.95	1.40	(1.75)	(1.31)
2014	25.32	27.62	212,390	5,846,911	1.92	0.95	1.40	6.99	7.48
2013	24.97	25.70	186,570	4,785,263	1.81	0.85	1.40	17.40	17.92

Growth SC
2017	51.36	51.36	7,031	361,098	-	1.00	1.00	29.79	29.79
2016	39.57	39.57	3,636	143,868	-	1.00	1.00	2.08	2.08
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

New Discovery SC
2017	19.48	19.48	17,414	339,267	-	1.00	1.00	25.08	25.08
2016	15.58	15.58	1,550	24,141	-	1.00	1.00	12.06	12.06
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Utilities SC
2017	31.42	31.42	29,210	917,789	4.64	1.00	1.00	13.36	13.36
2016	27.72	27.72	11,341	314,348	4.42	1.00	1.00	4.69	4.69
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Strategic
2017	11.34	11.56	436,351	5,024,388	4.59	0.95	1.40	4.77	5.24
2016	10.82	10.99	511,968	5,607,460	3.08	0.95	1.40	6.74	7.22
2015	10.14	10.25	578,034	5,911,609	5.68	0.95	1.40	(3.21)	(2.78)
2014	10.47	10.54	688,529	7,248,190	3.05	0.95	1.40	1.84	2.30
2013	10.29	10.30	984,914	10,142,281	3.24	0.95	1.40	2.14	2.31

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2017	17.50	17.71	2,012,074	35,630,738	1.83	0.95	1.40	26.52	27.08
2016	13.83	13.94	2,316,319	32,280,387	1.69	0.95	1.40	(2.08)	(1.64)
2015	14.12	14.17	2,167,785	30,716,314	1.81	0.95	1.40	(9.12)	(8.81)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Blended Core SC
2017	61.69	61.69	276	17,026	1.36	1.00	1.00	19.28	19.28
2016	51.72	51.72	191	9,881	1.30	1.00	1.00	7.16	7.16
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Corporate SC
2017	12.17	12.17	34,844	423,980	3.75	1.00	1.00	5.06	5.06
2016	11.58	11.58	21,938	254,084	4.79	1.00	1.00	2.81	2.81
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Government SC
2017	12.74	12.74	112,303	1,430,285	3.01	1.00	1.00	1.02	1.02
2016	12.61	12.61	95,080	1,198,748	1.25	1.00	1.00	(2.50)	(2.50)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Growth Allocation SC
2017	14.13	14.13	17,104	241,660	1.19	1.00	1.00	18.33	18.33
2016	11.94	11.94	2,049	24,466	2.22	1.00	1.00	3.01	3.01
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Moderate SC
2017	14.92	14.92	78,857	1,176,749	1.78	1.00	1.00	14.09	14.09
2016	13.08	13.08	61,627	806,039	0.72	1.00	1.00	0.74	0.74
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2017	12.68	12.68	7,441	94,383	1.78	1.00	1.00	10.14	10.14
2016	11.52	11.52	7,760	89,375	2.41	1.00	1.00	0.98	0.98
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Blended Small Cap SC
2017	16.32	16.32	5,056	82,521	0.71	1.00	1.00	13.56	13.56
2016	14.37	14.37	2,183	31,375	0.84	1.00	1.00	14.71	14.71
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2017	27.45	29.94	1,135,620	29,907,869	0.75	0.95	1.40	33.20	33.80
2016	20.61	22.38	1,303,586	25,646,586	0.47	0.95	1.40	5.26	5.73
2015	19.58	21.17	2,281,214	42,366,433	0.74	0.95	1.40	(11.93)	(11.53)
2014	22.23	23.93	3,191,408	66,959,156	0.40	0.95	1.40	(5.81)	(5.39)
2013	23.60	25.29	1,979,508	44,145,102	1.18	0.85	1.40	(2.40)	(1.96)

Intl. Magnum
2017	17.34	18.98	114,209	2,120,456	1.13	0.95	1.40	14.50	15.02
2016	15.14	16.51	122,331	1,976,704	-	0.95	1.40	4.11	4.58
2015	14.54	15.78	154,455	2,390,986	1.64	0.95	1.40	(7.69)	(7.28)
2014	15.75	17.02	178,440	2,981,618	0.84	0.95	1.40	0.74	1.19
2013	15.64	16.82	187,568	3,106,127	0.11	0.85	1.40	14.34	14.85

U.S. Real Estate
2017	50.55	55.11	1,363,290	70,683,539	1.52	0.95	1.40	1.68	2.14
2016	49.71	53.95	1,368,979	69,521,194	1.50	0.95	1.40	5.33	5.81
2015	47.19	50.99	414,791	19,985,853	1.33	0.95	1.40	0.75	1.21
2014	46.84	50.39	432,504	20,621,123	1.44	0.95	1.40	27.92	28.50
2013	36.61	39.21	426,860	15,862,640	1.05	0.85	1.40	0.64	1.09

Global II
2017	11.22	11.22	11,896	133,481	1.04	1.00	1.00	14.82	14.82
2016	9.77	9.77	11,485	112,235	-	1.00	1.00	0.59	0.59
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2017	3.49	3.78	1,700,996	6,196,032	1.98	0.95	1.40	10.45	10.95
2016	3.16	3.41	1,832,720	6,026,880	1.87	0.95	1.40	6.36	6.84
2015	2.99	3.19	1,916,822	5,910,336	0.11	0.95	1.40	(3.55)	(3.11)
2014	3.10	3.29	2,002,676	6,380,954	1.63	0.95	1.40	8.08	8.57
2013	2.87	3.03	1,906,691	5,600,713	1.08	0.85	1.40	16.37	16.89

Mid Cap
2017	59.52	64.42	37,698	2,301,526	0.66	0.95	1.40	10.11	10.61
2016	54.06	58.24	50,832	2,808,767	-	0.95	1.40	5.75	6.23
2015	51.12	54.83	58,339	3,039,103	-	0.95	1.40	(4.62)	(4.19)
2014	53.60	57.23	65,795	3,580,151	-	0.95	1.40	6.59	7.07
2013	50.28	53.45	85,137	4,325,804	-	0.85	1.40	28.10	28.68

American Century:
Income & Growth
2017	15.16	16.47	3,337,117	55,604,549	2.36	0.95	1.40	18.82	19.35
2016	12.76	13.80	3,707,974	51,784,610	2.36	0.95	1.40	11.91	12.41
2015	11.40	12.28	4,665,192	58,014,276	2.31	0.95	1.40	(6.93)	(6.51)
2014	12.25	13.13	1,064,616	13,985,959	2.03	0.95	1.40	10.94	11.44
2013	11.04	11.79	1,117,071	13,188,284	2.21	0.85	1.40	33.94	34.54

Mid Cap Value
2017	25.71	32.82	353,491	11,583,584	1.55	0.95	1.40	10.15	10.64
2016	23.34	29.66	390,079	11,561,693	1.71	0.95	1.40	21.15	21.70
2015	19.26	24.38	253,980	6,189,842	1.66	0.95	1.40	(2.79)	(2.36)
2014	24.25	24.97	258,142	6,449,190	1.17	0.95	1.40	14.81	15.33
2013	21.12	21.65	145,142	3,143,865	1.24	0.85	1.40	28.31	28.89

Inc. & Growth II
2017	11.45	11.45	50,884	582,523	2.27	1.00	1.00	19.11	19.11
2016	9.61	9.61	23,515	226,019	1.78	1.00	1.00	11.26	11.26
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Intl. Growth
2017	41.41	42.99	256,063	11,026,092	1.41	0.95	1.40	21.30	21.85
2016	34.14	35.28	291,759	10,316,037	0.67	0.95	1.40	(1.83)	(1.39)
2015	34.78	35.78	1,038,514	37,298,764	1.39	0.95	1.40	(3.70)	(3.26)
2014	36.11	36.99	1,258,114	46,723,484	1.69	0.95	1.40	(1.06)	(0.61)
2013	36.50	37.22	1,087,955	40,656,545	1.24	0.85	1.40	17.36	17.89

Global
2017	20.27	21.06	135,938	2,863,122	3.08	0.95	1.40	11.49	11.99
2016	18.18	18.81	139,302	2,620,192	0.21	0.95	1.40	0.62	1.08
2015	18.07	18.61	2,326,173	43,424,893	3.71	0.95	1.40	(2.85)	(2.41)
2014	18.60	19.07	2,164,239	41,403,600	1.47	0.95	1.40	13.03	13.54
2013	16.45	16.79	2,737,592	46,132,419	4.06	0.85	1.40	1.29	1.74

Global Value
2017	22.63	24.78	183,063	4,142,299	1.12	0.95	1.40	21.20	21.75
2016	18.67	20.35	207,466	3,862,386	1.02	0.95	1.40	5.34	5.81
2015	17.73	19.23	236,132	4,159,037	1.32	0.95	1.40	(2.79)	(2.35)
2014	18.24	19.70	266,972	4,825,858	1.93	0.95	1.40	(0.71)	(0.26)
2013	18.37	19.75	302,122	5,482,957	1.87	0.85	1.40	20.81	21.35

Mid Cap Growth
2017	6.70	6.87	404,722	2,766,329	-	0.95	1.40	20.81	21.35
2016	5.54	5.66	408,287	2,302,834	-	0.95	1.40	(0.64)	(0.19)
2015	5.58	5.67	436,704	2,470,008	-	0.95	1.40	(0.20)	0.25
2014	5.59	5.66	416,185	2,349,872	-	0.95	1.40	6.54	7.02
2013	5.25	5.29	456,351	2,410,211	0.42	0.85	1.40	35.12	35.72

Diversified
2017	28.19	28.19	13,120	369,886	1.42	1.00	1.00	7.27	7.27
2016	26.28	26.28	8,612	226,336	1.35	1.00	1.00	10.02	10.02
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Value
2017	19.28	19.28	5,866	113,081	0.64	1.00	1.00	8.60	8.60
2016	17.75	17.75	3,103	55,075	0.13	1.00	1.00	7.01	7.01
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Real Estate
2017	17.91	17.91	18,435	330,238	3.65	1.00	1.00	11.61	11.61
2016	16.05	16.05	9,435	151,431	1.61	1.00	1.00	(3.23)	(3.23)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Summit:
S&P MidCap
2017	39.88	42.97	1,812,957	76,657,048	0.70	0.95	1.40	14.29	14.80
2016	34.89	37.43	2,021,433	74,431,032	0.43	0.95	1.40	18.60	19.13
2015	29.42	31.42	2,173,826	67,208,745	0.09	0.95	1.40	(4.03)	(3.60)
2014	30.66	32.59	2,250,805	72,101,967	0.93	0.95	1.40	7.74	8.22
2013	28.45	30.11	2,701,724	80,272,529	0.94	0.85	1.40	30.98	31.57

Russell Small Cap
2017	27.10	30.52	1,599,906	46,994,619	0.77	0.95	1.40	12.79	13.30
2016	24.02	26.94	1,744,150	45,231,091	0.59	0.95	1.40	19.24	19.78
2015	20.15	22.49	1,586,809	34,334,447	0.15	0.95	1.40	(6.51)	(6.09)
2014	21.55	23.95	1,723,070	39,739,072	0.56	0.95	1.40	2.71	3.17
2013	20.98	23.21	1,689,359	38,059,341	0.75	0.85	1.40	35.98	36.59

Nasdaq-100 Index
2017	14.79	15.96	3,142,022	50,805,407	0.48	0.95	1.40	30.52	31.11
2016	11.33	12.17	3,634,153	44,819,211	0.55	0.95	1.40	5.12	5.59
2015	10.78	11.53	3,175,477	37,075,052	0.05	0.95	1.40	7.56	8.04
2014	10.02	10.67	3,265,833	35,328,780	1.04	0.95	1.40	17.02	17.54
2013	8.57	9.08	4,447,908	40,957,393	0.78	0.85	1.40	34.17	34.77

EAFE Intl.
2017	99.06	103.39	561,151	58,278,952	2.48	0.95	1.40	23.04	23.59
2016	80.52	83.66	644,337	54,153,033	2.63	0.95	1.40	(0.93)	(0.49)
2015	81.27	84.07	837,422	70,739,789	0.25	0.95	1.40	(2.98)	(2.54)
2014	83.77	86.26	866,749	75,130,448	2.89	0.95	1.40	(7.73)	(7.32)
2013	90.79	93.07	631,451	59,054,835	2.33	0.85	1.40	19.07	19.60

S&P 500
2017	181.90	189.43	936,639	176,543,615	1.43	0.95	1.40	19.78	20.32
2016	151.85	157.44	1,068,813	167,601,224	1.55	0.95	1.40	10.03	10.52
2015	138.01	142.45	708,560	100,635,904	0.20	0.95	1.40	(0.42)	0.03
2014	138.59	142.41	602,156	85,421,883	1.46	0.95	1.40	11.64	12.15
2013	124.14	126.99	785,272	99,549,357	1.93	0.85	1.40	30.04	30.63

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Barclays
2017	59.80	61.88	1,721,351	106,737,054	2.79	0.95	1.40	2.06	2.52
2016	58.59	60.36	1,718,839	103,962,290	2.71	0.95	1.40	1.17	1.62
2015	57.91	59.39	2,033,508	121,047,434	0.14	0.95	1.40	(1.35)	(0.90)
2014	58.71	59.94	2,244,268	134,830,121	2.32	0.95	1.40	4.47	4.94
2013	56.20	57.12	2,542,200	145,590,230	2.41	0.85	1.40	(4.15)	(3.72)

Growth
2017	19.15	19.24	7,699,380	148,045,928	1.18	0.95	1.00	15.77	15.83
2016	16.55	16.61	7,300,497	121,236,913	-	0.95	1.00	4.57	4.77
2015	15.89	15.89	6,675,015	106,034,982	1.32	0.95	0.95	(4.42)	(4.42)
2014	16.62	16.62	4,406,714	73,240,741	1.55	0.95	0.95	4.62	4.62
2013	15.89	15.89	1,325,834	21,063,546	1.45	0.95	0.95	4.93	4.93

Mod. Growth
2017	18.65	18.88	4,277,680	81,428,787	1.20	0.95	1.40	12.99	13.47
2016	16.51	16.64	4,174,444	70,077,810	0.14	0.95	1.40	5.26	5.77
2015	15.68	15.89	3,472,560	55,176,198	1.22	0.95	1.40	(5.88)	(3.21)
2014	16.42	16.42	1,716,081	28,175,219	1.67	0.95	0.95	5.98	5.98
2013	15.49	15.49	574,992	8,907,843	1.40	0.95	0.95	2.46	2.46

Moderate
2017	18.32	18.56	5,277,389	97,739,199	1.30	0.95	1.40	10.61	11.11
2016	16.57	16.70	5,427,565	90,517,922	0.03	0.95	1.40	5.13	5.60
2015	15.76	15.82	5,011,071	79,162,411	1.35	0.95	1.40	(2.35)	(2.15)
2014	16.14	16.15	4,979,675	80,402,473	1.69	0.95	1.40	3.25	6.23
2013	15.20	15.20	427,565	6,498,409	1.72	0.95	0.95	0.65	0.65

Balanced
2017	2.37	2.37	72,269	171,571	2.71	1.00	1.00	10.18	10.18
2016	2.15	2.15	23,424	50,475	3.41	1.00	1.00	4.62	4.62
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Third Avenue:
Value
2017	35.51	38.25	324,515	12,328,749	0.82	0.95	1.40	12.02	12.52
2016	31.70	33.99	378,692	12,810,022	0.80	0.95	1.40	10.67	11.16
2015	28.64	30.58	457,181	13,956,071	3.27	0.95	1.40	(10.15)	(9.75)
2014	31.88	33.88	520,473	17,614,301	2.91	0.95	1.40	2.93	3.40
2013	30.97	32.77	603,719	19,784,931	3.27	0.85	1.40	17.32	17.85

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Dreyfus:
MidCap
2017	41.45	44.35	110,869	4,386,954	0.86	0.95	1.40	13.45	13.96
2016	36.54	38.92	107,881	4,022,203	0.83	0.95	1.40	13.61	14.12
2015	32.16	34.10	108,426	3,707,000	0.44	0.95	1.40	(3.87)	(3.44)
2014	33.46	35.32	112,554	3,984,836	0.79	0.95	1.40	10.21	10.71
2013	30.36	31.90	127,531	4,080,636	1.14	0.85	1.40	32.83	33.43

Small Cap
2017	23.17	23.17	32,282	747,810	0.60	1.00	1.00	11.29	11.29
2016	20.81	20.81	19,771	411,539	-	1.00	1.00	25.34	25.34
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Scudder:
Small Mid Value
2017	21.38	22.32	148,837	3,315,028	0.75	0.95	1.40	9.00	9.48
2016	19.61	20.39	171,980	3,499,964	0.62	0.95	1.40	15.27	15.79
2015	17.02	17.61	205,086	3,608,162	0.28	0.95	1.40	(3.27)	(2.84)
2014	17.59	18.12	202,652	3,669,501	1.11	0.95	1.40	4.06	4.53
2013	16.91	17.33	457,314	7,941,350	1.73	0.85	1.40	33.37	33.97

Thematic
2017	13.31	13.90	50,667	705,816	0.28	0.95	1.40	23.73	24.29
2016	10.76	11.19	41,401	463,694	0.84	0.95	1.40	2.28	2.74
2015	10.52	10.89	46,461	506,547	0.77	0.95	1.40	(2.60)	(2.16)
2014	10.80	11.13	44,454	495,197	1.02	0.95	1.40	(1.27)	(0.83)
2013	10.94	11.22	42,869	481,637	1.32	0.85	1.40	20.38	20.92

Alternative
2017	13.88	13.88	2,821	39,141	1.77	1.00	1.00	5.95	5.95
2016	13.10	13.10	2,122	27,783	0.31	1.00	1.00	1.50	1.50
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Neuberger Berman:
Regency
2017	29.05	31.10	44,633	1,380,546	0.78	0.95	1.40	15.12	15.64
2016	25.24	26.89	51,478	1,379,214	0.60	0.95	1.40	14.64	15.07
2015	22.01	23.37	50,237	1,170,689	0.73	0.95	1.40	(9.59)	(9.20)
2014	24.35	25.74	54,532	1,399,915	0.98	0.95	1.40	12.27	12.76
2013	21.69	22.82	46,770	1,063,712	1.01	0.85	1.40	35.31	35.76

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Intrinsic
2017	23.54	23.54	13,162	309,778	0.66	1.00	1.00	15.20	15.20
2016	20.43	20.43	152	3,104	0.30	1.00	1.00	5.66	5.66
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Growth
2017	27.17	27.17	15,028	408,354	-	1.00	1.00	23.33	23.33
2016	22.03	22.03	1,356	29,876	-	1.00	1.00	2.48	2.48
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2017	26.74	27.92	2,044,438	57,459,607	-	0.95	1.40	33.95	34.55
2016	19.96	20.75	2,399,711	50,046,672	-	0.95	1.40	(0.86)	(0.41)
2015	20.14	20.83	1,742,010	36,401,932	-	0.95	1.40	9.26	9.75
2014	18.43	18.98	1,627,320	30,995,948	-	0.95	1.40	7.33	7.81
2013	17.17	17.61	2,831,682	50,081,489	-	0.85	1.40	38.90	39.52

Pimco:
Total Return
2017	13.85	14.41	946,386	13,654,518	2.02	0.95	1.40	3.46	3.93
2016	13.39	13.86	1,075,020	14,926,266	2.09	0.95	1.40	1.25	1.71
2015	13.22	13.63	1,214,269	16,568,645	3.15	0.95	1.40	(0.95)	(0.50)
2014	13.35	13.70	7,317,886	100,571,275	2.15	0.95	1.40	2.83	3.29
2013	12.98	13.26	9,177,015	122,112,026	2.21	0.85	1.40	(3.32)	(2.89)

Low Duration
2017	10.45	10.62	972,159	10,320,319	1.34	0.95	1.40	(0.05)	0.39
2016	10.46	10.58	972,837	10,288,060	1.49	0.95	1.40	0.01	0.45
2015	10.46	10.53	1,246,114	13,120,673	3.39	0.95	1.40	(1.09)	(0.64)
2014	10.57	10.60	1,342,756	14,230,585	0.83	0.95	1.40	(0.81)	(0.57)
2013	-	-	-	-	-	-	-	-	-

Short Term
2017	10.53	10.53	11,127	117,186	1.60	1.00	1.00	1.29	1.29
2016	10.40	10.40	10,238	106,450	0.99	1.00	1.00	1.15	1.15
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Emerging
2017	14.21	14.21	5,326	75,691	4.90	1.00	1.00	8.68	8.68
2016	13.08	13.08	1,090	14,255	1.88	1.00	1.00	(2.87)	(2.87)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Low Duration Adv.
2017	10.31	10.31	31,813	327,890	1.23	1.00	1.00	0.24	0.24
2016	10.28	10.28	24,036	247,122	0.99	1.00	1.00	0.14	0.14
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Real Return
2017	12.54	12.75	40,906	521,056	2.29	0.95	1.40	2.12	2.58
2016	12.28	12.43	14,237	176,745	1.54	0.95	1.40	(1.92)	(0.39)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Commodity
2017	8.04	8.04	12,360	99,346	11.38	1.00	1.00	1.05	1.05
2016	7.95	7.95	7,994	63,589	1.05	1.00	1.00	14.40	14.40
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Ibbotson:
Balanced
2017	13.83	14.30	100,074	1,468,996	1.64	0.95	1.40	11.78	12.27
2016	12.32	12.79	99,254	1,299,738	1.58	0.95	1.40	6.97	7.45
2015	11.27	11.46	126,674	1,545,533	1.23	0.95	1.40	(3.61)	(3.15)
2014	11.69	11.83	145,956	1,840,917	1.13	0.95	1.40	2.88	3.52
2013	12.04	12.21	132,793	1,618,286	2.41	0.85	1.40	10.31	10.84

Growth
2017	13.44	15.09	61,643	928,854	1.17	0.95	1.40	15.68	16.20
2016	11.62	12.99	74,477	966,104	1.49	0.95	1.40	8.18	8.66
2015	10.74	11.95	73,667	879,343	1.24	0.95	1.40	(3.87)	(3.44)
2014	11.18	12.38	79,671	985,261	1.04	0.95	1.40	3.13	3.59
2013	11.79	11.95	74,480	889,029	1.15	0.85	1.40	14.97	15.48

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Income
2017	13.48	13.90	73,815	1,024,933	1.55	0.95	1.40	8.43	8.91
2016	12.43	12.76	101,028	1,283,498	1.67	0.95	1.40	4.90	5.37
2015	11.85	12.11	124,036	1,496,952	1.60	0.95	1.40	(3.05)	(2.60)
2014	12.22	12.43	111,568	1,384,886	1.10	0.95	1.40	1.87	2.34
2013	12.00	12.15	120,386	1,461,173	1.33	0.85	1.40	5.84	6.34

Franklin Templeton:
Global Bond
2017	18.07	18.37	2,173,461	39,836,012	-	0.95	1.40	0.49	0.97
2016	17.98	18.19	2,133,981	38,756,938	-	0.95	1.40	1.50	1.97
2015	17.72	17.84	2,454,453	43,785,941	7.85	0.95	1.40	(5.62)	(5.21)
2014	18.77	18.82	2,561,927	48,216,758	2.86	0.95	1.40	(0.93)	0.22
2013	-	-	-	-	-	-	-	-	-

Income
2017	16.68	17.50	40,330	697,924	4.32	0.95	1.40	5.76	8.64
2016	15.31	16.11	18,745	299,824	2.37	0.95	1.25	4.06	7.51
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Global Discovery
2017	23.15	23.15	571	13,220	1.73	1.00	1.00	7.52	7.52
2016	21.53	21.53	462	9,946	1.38	1.00	1.00	11.15	11.15
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Small Cap
2017	24.98	24.98	14,100	352,268	0.48	1.00	1.00	9.56	9.56
2016	22.80	22.80	4,299	98,036	0.24	1.00	1.00	25.08	25.08
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Foreign
2017	16.19	16.19	7,888	127,733	2.76	1.00	1.00	15.54	15.54
2016	14.02	14.02	5,238	73,418	1.51	1.00	1.00	5.53	5.53
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AllianceBernstein:
Growth and Income
2017	38.48	38.48	1,283	49,386	1.33	1.00	1.00	17.42	17.42
2016	32.77	32.77	462	15,148	-	1.00	1.00	5.87	5.87
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Real Estate
2017	10.24	10.24	61,685	631,750	1.72	1.00	1.00	5.32	5.32
2016	9.72	9.72	25,619	249,128	1.46	1.00	1.00	0.88	0.88
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

American Funds:
Managed
2017	14.15	14.15	55,365	783,235	0.83	1.00	1.00	13.67	13.67
2016	12.45	12.45	50,744	631,546	1.37	1.00	1.00	5.77	5.77
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Blue Chip
2017	17.05	17.05	157,594	2,686,801	2.46	1.00	1.00	15.88	15.88
2016	14.71	14.71	80,564	1,185,270	3.09	1.00	1.00	13.67	13.67
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Global
2017	33.99	33.99	10,527	357,767	1.00	1.00	1.00	30.17	30.17
2016	26.11	26.11	3,029	79,084	1.23	1.00	1.00	2.17	2.17
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Growth
2017	93.27	93.27	12,198	1,137,714	0.63	1.00	1.00	27.02	27.02
2016	73.43	73.43	4,880	358,304	1.77	1.00	1.00	11.35	11.35
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
International
2017	24.18	24.18	21,836	528,096	1.85	1.00	1.00	30.84	30.84
2016	18.48	18.48	6,029	111,442	2.70	1.00	1.00	5.46	5.46
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

New World
2017	25.01	25.01	16,560	414,109	1.21	1.00	1.00	28.16	28.16
2016	19.51	19.51	7,736	150,951	0.92	1.00	1.00	5.12	5.12
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Growth-Income
2017	60.30	60.30	21,462	1,294,181	1.87	1.00	1.00	21.17	21.17
2016	49.76	49.76	7,913	393,777	2.54	1.00	1.00	12.64	12.64
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Asset
2017	25.51	25.51	54,794	1,397,830	1.91	1.00	1.00	15.08	15.08
2016	22.17	22.17	27,710	614,262	2.06	1.00	1.00	7.13	7.13
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Columbia:
Strategic
2017	5.00	5.00	30,735	153,537	3.05	1.00	1.00	4.86	4.86
2016	4.76	4.76	18,379	87,561	2.88	1.00	1.00	6.05	6.05
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Emerging
2017	20.43	20.43	8,382	171,273	-	1.00	1.00	45.45	45.45
2016	14.05	14.05	704	9,886	-	1.00	1.00	4.98	4.98
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
International
2017	15.84	15.84	2,344	37,145	1.85	1.00	1.00	25.93	25.93
2016	12.58	12.58	2,340	29,441	0.20	1.00	1.00	0.33	0.33
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Smaller-Cap
2017	23.42	23.42	4,907	114,895	-	1.00	1.00	10.97	10.97
2016	21.10	21.10	1,545	32,600	-	1.00	1.00	12.96	12.96
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Mid Cap
2017	21.92	21.92	15,220	333,683	-	1.00	1.00	12.17	12.17
2016	19.55	19.55	10,119	197,779	-	1.00	1.00	13.64	13.64
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

High Yield
2017	7.45	7.45	35,359	263,561	5.81	1.00	1.00	5.13	5.13
2016	7.09	7.09	22,459	159,241	6.58	1.00	1.00	7.47	7.47
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Large Core
2017	46.83	46.83	5,716	267,699	-	1.00	1.00	22.85	22.85
2016	38.12	38.12	2,898	110,467	-	1.00	1.00	9.03	9.03
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Ivy:
Strategy
2017	9.39	9.39	558	5,237	1.15	1.00	1.00	4.64	4.64
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Balanced
2017	8.15	8.20	117,387	1,046,941	1.60	0.95	1.40	9.83	10.32
2016	7.42	7.43	104,622	848,665	0.47	0.95	1.40	1.24	2.15
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Energy
2017	5.81	5.81	40,613	236,021	0.95	1.00	1.00	(13.51)	(13.51)
2016	6.72	6.72	13,293	89,316	0.03	1.00	1.00	26.08	26.08
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Small Cap Value
2017	22.51	22.51	16,354	368,108	-	1.00	1.00	12.60	12.60
2016	19.99	19.99	6,338	126,689	-	1.00	1.00	21.00	21.00
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Science
2017	30.21	30.21	21,581	651,935	-	1.00	1.00	30.81	30.81
2016	23.09	23.09	7,555	174,471	-	1.00	1.00	7.29	7.29
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Mid Cap Growth
2017	12.45	12.45	16,756	208,539	-	1.00	1.00	25.64	25.64
2016	9.91	9.91	5,899	58,433	-	1.00	1.00	6.58	6.58
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

International
2017	18.96	18.96	10,387	196,947	1.36	1.00	1.00	21.94	21.94
2016	15.55	15.55	10,314	160,386	0.80	1.00	1.00	3.21	3.21
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Global
2017	10.28	10.28	4,099	42,133	0.05	1.00	1.00	23.29	23.29
2016	8.34	8.34	2,569	21,412	-	1.00	1.00	7.51	7.51
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

High Income
2017	4.07	4.07	51,651	210,462	5.49	1.00	1.00	5.62	5.62
2016	3.86	3.86	10,445	40,293	0.01	1.00	1.00	9.59	9.59
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Janus:
Flexible
2017	13.12	13.12	27,114	355,745	2.59	1.00	1.00	2.33	2.33
2016	12.82	12.82	22,597	289,726	2.75	1.00	1.00	0.38	0.38
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Putnam:
Health
2017	20.14	20.14	5,339	107,549	0.50	1.00	1.00	14.16	14.16
2016	17.64	17.64	4,831	85,238	-	1.00	1.00	(0.20)	(0.20)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Asset
2017	20.78	20.78	1,985	41,240	0.84	1.00	1.00	14.20	14.20
2016	18.20	18.20	164	2,992	-	1.00	1.00	(0.21)	(0.21)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
VanEck:
Gold
2017	7.92	7.92	40,503	320,928	4.21	1.00	1.00	11.69	11.69
2016	7.09	7.09	35,575	252,374	-	1.00	1.00	(3.43)	(3.43)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Hard Assets
2017	22.55	22.55	4,926	111,079	-	1.00	1.00	(2.94)	(2.94)
2016	23.23	23.23	2,109	48,987	-	1.00	1.00	21.03	21.03
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-107

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2017	2016
Fidelity:
Equity-Income IC
Units issued	68,463	89,927
Units redeemed	(97,144)	(131,875)
Net increase(decrease)	(28,681)	(41,948)

Equity-Income SC
Units issued	7,360	9,634
Units redeemed	(13,022)	(15,133)
Net increase(decrease)	(5,662)	(5,499)

Equity-Income SC2
Units issued	243,742	286,979
Units redeemed	(271,328)	(313,089)
Net increase(decrease)	(27,586)	(26,110)

Growth IC
Units issued	38,570	33,451
Units redeemed	(53,801)	(49,295)
Net increase(decrease)	(15,231)	(15,844)

Growth SC
Units issued	4,707	5,313
Units redeemed	(9,100)	(10,651)
Net increase(decrease)	(4,393)	(5,338)

Growth SC2
Units issued	111,854	104,471
Units redeemed	(113,862)	(106,862)
Net increase(decrease)	(2,008)	(2,391)

High Income IC
Units issued	227,084	282,312
Units redeemed	(247,282)	(283,757)
Net increase(decrease)	(20,198)	(1,445)

High Income SC
Units issued	110,281	157,890
Units redeemed	(122,337)	(169,389)
Net increase(decrease)	(12,056)	(11,499)

FS-108

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Fidelity, continued:
High Income SC2
Units issued	12,324,868	13,382,897
Units redeemed	(12,426,309)	(13,751,637)
Net increase(decrease)	(101,441)	(368,740)

Overseas IC
Units issued	49,384	51,477
Units redeemed	(67,420)	(66,356)
Net increase(decrease)	(18,036)	(14,879)

Overseas SC
Units issued	4,949	6,555
Units redeemed	(8,334)	(14,299)
Net increase(decrease)	(3,385)	(7,744)

Overseas SC2
Units issued	382,686	408,753
Units redeemed	(424,846)	(422,276)
Net increase(decrease)	(42,160)	(13,523)

Asset Mgr. IC
Units issued	12,348	13,257
Units redeemed	(42,770)	(55,029)
Net increase(decrease)	(30,422)	(41,772)

Asset Mgr. SC
Units issued	3,487	7,275
Units redeemed	(11,751)	(10,738)
Net increase(decrease)	(8,264)	(3,463)

Asset Mgr. SC2
Units issued	15,434	54,646
Units redeemed	(45,527)	(52,753)
Net increase(decrease)	(30,093)	1,893

Inv. Bond IC
Units issued	443,809	472,717
Units redeemed	(468,789)	(501,180)
Net increase(decrease)	(24,980)	(28,463)

FS-109

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Fidelity, continued:
Inv. Bond SC2
Units issued	15,396,634	15,032,174
Units redeemed	(15,326,750)	(14,808,825)
Net increase(decrease)	69,884	223,349

Contrafund IC
Units issued	57,604	76,143
Units redeemed	(90,397)	(123,620)
Net increase(decrease)	(32,793)	(47,477)

Contrafund SC
Units issued	8,578	11,317
Units redeemed	(23,801)	(21,197)
Net increase(decrease)	(15,223)	(9,880)

Contrafund SC2
Units issued	333,297	422,709
Units redeemed	(378,536)	(471,712)
Net increase(decrease)	(45,239)	(49,003)

Asset Mgr. Gr. IC
Units issued	16,087	17,803
Units redeemed	(22,273)	(21,413)
Net increase(decrease)	(6,186)	(3,610)

Asset Mgr. Gr. SC
Units issued	623	607
Units redeemed	(3,976)	(2,893)
Net increase(decrease)	(3,353)	(2,286)

Asset Mgr. Gr. SC2
Units issued	10,705	33,748
Units redeemed	(19,598)	(35,141)
Net increase(decrease)	(8,893)	(1,393)

Mid Cap SC2
Units issued	90,019	165,201
Units redeemed	(81,549)	(225,325)
Net increase(decrease)	8,470	(60,124)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Fidelity, continued:
Money Market
Units issued	17,531,232	22,425,340
Units redeemed	(23,260,055)	(26,832,793)
Net increase(decrease)	(5,728,823)	(4,407,453)

Money Market SC2
Units issued	592,643	1,029,789
Units redeemed	(931,635)	(523,064)
Net increase(decrease)	(338,992)	506,725

Index 500 SC2
Units issued	6,705	7,055
Units redeemed	(822)	(88)
Net increase(decrease)	5,883	6,967

Strategic SC2
Units issued	14,283	10,087
Units redeemed	(3,621)	(108)
Net increase(decrease)	10,662	9,979

Alger:
Balanced
Units issued	56,421	67,749
Units redeemed	(73,201)	(110,586)
Net increase(decrease)	(16,780)	(42,837)

MFS:
Utilities
Units issued	228,270	286,138
Units redeemed	(292,814)	(335,743)
Net increase(decrease)	(64,544)	(49,605)

New Discovery
Units issued	170,080	172,634
Units redeemed	(183,446)	(189,858)
Net increase(decrease)	(13,366)	(17,224)

Total Return
Units issued	208,239	259,002
Units redeemed	(221,057)	(257,787)
Net increase(decrease)	(12,818)	1,215

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
MFS, continued:
Growth SC
Units issued	3,577	3,637
Units redeemed	(182)	(1)
Net increase(decrease)	3,395	3,636

New Discovery SC
Units issued	16,782	1,551
Units redeemed	(918)	(1)
Net increase(decrease)	15,864	1,550

Utilities SC
Units issued	20,321	12,723
Units redeemed	(2,452)	(1,382)
Net increase(decrease)	17,869	11,341

Strategic
Units issued	341,540	436,489
Units redeemed	(417,157)	(502,555)
Net increase(decrease)	(75,617)	(66,066)

Research
Units issued	8,116,127	8,857,631
Units redeemed	(8,420,372)	(8,709,097)
Net increase(decrease)	(304,245)	148,534

Blended Core SC
Units issued	325	191
Units redeemed	(240)	-
Net increase(decrease)	85	191

Corporate SC
Units issued	23,746	22,396
Units redeemed	(10,840)	(458)
Net increase(decrease)	12,906	21,938

Government SC
Units issued	23,858	109,690
Units redeemed	(6,635)	(14,610)
Net increase(decrease)	17,223	95,080

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
MFS, continued:
Growth Allocation SC
Units issued	15,099	6,133
Units redeemed	(44)	(4,084)
Net increase(decrease)	15,055	2,049

Moderate SC
Units issued	21,947	61,789
Units redeemed	(4,717)	(162)
Net increase(decrease)	17,230	61,627

Conservative SC
Units issued	1,193	7,780
Units redeemed	(1,512)	(20)
Net increase(decrease)	(319)	7,760

Blended Small Cap SC
Units issued	4,754	2,184
Units redeemed	(1,881)	(1)
Net increase(decrease)	2,873	2,183

Van Kampen:
Emerging Markets
Units issued	3,838,754	5,610,449
Units redeemed	(4,006,720)	(6,588,077)
Net increase(decrease)	(167,966)	(977,628)

Intl. Magnum
Units issued	157,394	165,629
Units redeemed	(165,516)	(197,753)
Net increase(decrease)	(8,122)	(32,124)

U.S. Real Estate
Units issued	4,238,183	2,871,287
Units redeemed	(4,243,872)	(1,917,099)
Net increase(decrease)	(5,689)	954,188

Global II
Units issued	7,719	11,521
Units redeemed	(7,308)	(36)
Net increase(decrease)	411	11,485

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Calvert:
Balanced
Units issued	375,386	553,863
Units redeemed	(507,110)	(637,965)
Net increase(decrease)	(131,724)	(84,102)

Mid Cap
Units issued	-	-
Units redeemed	(13,134)	(7,507)
Net increase(decrease)	(13,134)	(7,507)

American Century:
Income & Growth
Units issued	11,412,772	13,761,224
Units redeemed	(11,783,629)	(14,718,442)
Net increase(decrease)	(370,857)	(957,218)

Mid Cap Value
Units issued	948,821	948,110
Units redeemed	(985,409)	(812,011)
Net increase(decrease)	(36,588)	136,099

Inc. & Growth II
Units issued	33,917	23,638
Units redeemed	(6,548)	(123)
Net increase(decrease)	27,369	23,515

AIM:
Intl. Growth
Units issued	714,904	1,774,808
Units redeemed	(750,600)	(2,521,563)
Net increase(decrease)	(35,696)	(746,755)

Global
Units issued	181,595	3,094,500
Units redeemed	(184,959)	(5,281,371)
Net increase(decrease)	(3,364)	(2,186,871)

Global Value
Units issued	210,433	210,943
Units redeemed	(234,836)	(239,609)
Net increase(decrease)	(24,403)	(28,666)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
AIM, continued:
Mid Cap Growth
Units issued	467,027	431,563
Units redeemed	(470,592)	(459,980)
Net increase(decrease)	(3,565)	(28,417)

Diversified
Units issued	8,928	8,655
Units redeemed	(4,420)	(43)
Net increase(decrease)	4,508	8,612

Value
Units issued	3,564	3,103
Units redeemed	(801)	-
Net increase(decrease)	2,763	3,103

Real Estate
Units issued	14,470	10,921
Units redeemed	(5,470)	(1,486)
Net increase(decrease)	9,000	9,435

Summit:
S&P MidCap
Units issued	4,189,133	4,701,519
Units redeemed	(4,397,609)	(4,853,912)
Net increase(decrease)	(208,476)	(152,393)

Russell Small Cap
Units issued	3,558,426	3,775,883
Units redeemed	(3,702,670)	(3,618,542)
Net increase(decrease)	(144,244)	157,341

Nasdaq-100 Index
Units issued	9,626,565	10,662,667
Units redeemed	(10,118,696)	(10,203,991)
Net increase(decrease)	(492,131)	458,676

EAFE Intl.
Units issued	2,224,650	2,756,689
Units redeemed	(2,307,836)	(2,949,774)
Net increase(decrease)	(83,186)	(193,085)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Summit, continued:
S&P 500
Units issued	2,381,727	2,484,815
Units redeemed	(2,513,901)	(2,124,562)
Net increase(decrease)	(132,174)	360,253

Barclays
Units issued	6,054,906	6,326,520
Units redeemed	(6,052,394)	(6,641,189)
Net increase(decrease)	2,512	(314,669)

Growth
Units issued	1,627,499	2,111,103
Units redeemed	(1,228,616)	(1,485,621)
Net increase(decrease)	398,883	625,482

Mod. Growth
Units issued	2,014,001	2,455,760
Units redeemed	(1,910,765)	(1,753,876)
Net increase(decrease)	103,236	701,884

Moderate
Units issued	15,165,314	15,910,430
Units redeemed	(15,315,490)	(15,493,936)
Net increase(decrease)	(150,176)	416,494

Balanced
Units issued	48,909	23,430
Units redeemed	(64)	(6)
Net increase(decrease)	48,845	23,424

Third Avenue:
Value
Units issued	322,366	405,392
Units redeemed	(376,543)	(483,881)
Net increase(decrease)	(54,177)	(78,489)

Dreyfus:
MidCap
Units issued	83,164	101,622
Units redeemed	(80,176)	(102,167)
Net increase(decrease)	2,988	(545)

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Dreyfus, continued:
Small Cap
Units issued	19,581	20,410
Units redeemed	(7,070)	(639)
Net increase(decrease)	12,511	19,771

Scudder:
Small Mid Value
Units issued	165,636	183,801
Units redeemed	(188,779)	(216,907)
Net increase(decrease)	(23,143)	(33,106)

Thematic
Units issued	82,640	28,607
Units redeemed	(73,374)	(33,667)
Net increase(decrease)	9,266	(5,060)

Alternative
Units issued	765	2,123
Units redeemed	(66)	(1)
Net increase(decrease)	699	2,122

Neuberger Berman:
Regency
Units issued	47,330	81,408
Units redeemed	(54,175)	(80,167)
Net increase(decrease)	(6,845)	1,241

Intrinsic
Units issued	14,236	152
Units redeemed	(1,226)	-
Net increase(decrease)	13,010	152

Growth
Units issued	14,140	1,356
Units redeemed	(468)	-
Net increase(decrease)	13,672	1,356

T. Rowe:
Blue Chip
Units issued	6,586,492	6,982,213
Units redeemed	(6,941,765)	(6,324,512)
Net increase(decrease)	(355,273)	657,701

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Pimco:
Total Return
Units issued	536,528	736,068
Units redeemed	(665,162)	(875,317)
Net increase(decrease)	(128,634)	(139,249)

Low Duration
Units issued	3,623,983	4,134,423
Units redeemed	(3,624,661)	(4,407,700)
Net increase(decrease)	(678)	(273,277)

Short Term
Units issued	29,390	10,363
Units redeemed	(28,501)	(125)
Net increase(decrease)	889	10,238

Emerging
Units issued	4,380	1,091
Units redeemed	(144)	(1)
Net increase(decrease)	4,236	1,090

Low Duration Adv.
Units issued	10,680	27,894
Units redeemed	(2,903)	(3,858)
Net increase(decrease)	7,777	24,036

Real Return
Units issued	36,045	22,142
Units redeemed	(9,376)	(7,905)
Net increase(decrease)	26,669	14,237

Commodity
Units issued	4,449	7,995
Units redeemed	(83)	(1)
Net increase(decrease)	4,366	7,994

Ibbotson:
Balanced
Units issued	35,056	32,608
Units redeemed	(34,236)	(60,028)
Net increase(decrease)	820	(27,420)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Ibbotson, continued:
Growth
Units issued	21,529	25,653
Units redeemed	(34,363)	(24,843)
Net increase(decrease)	(12,834)	810

Income
Units issued	29,501	90,529
Units redeemed	(56,714)	(113,537)
Net increase(decrease)	(27,213)	(23,008)

Franklin Templeton:
Global Bond
Units issued	7,734,160	8,586,902
Units redeemed	(7,694,680)	(8,907,374)
Net increase(decrease)	39,480	(320,472)

Income
Units issued	50,051	22,468
Units redeemed	(28,466)	(3,723)
Net increase(decrease)	21,585	18,745

Global Discovery
Units issued	533	527
Units redeemed	(424)	(65)
Net increase(decrease)	109	462

Small Cap
Units issued	9,959	4,342
Units redeemed	(158)	(43)
Net increase(decrease)	9,801	4,299

Foreign
Units issued	2,686	5,472
Units redeemed	(36)	(234)
Net increase(decrease)	2,650	5,238

AllianceBernstein:
Growth and Income
Units issued	834	476
Units redeemed	(13)	(14)
Net increase(decrease)	821	462

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
AllianceBernstein, continued:
Real Estate
Units issued	45,102	26,345
Units redeemed	(9,036)	(726)
Net increase(decrease)	36,066	25,619

American Funds:
Managed
Units issued	28,052	51,153
Units redeemed	(23,431)	(409)
Net increase(decrease)	4,621	50,744

Blue Chip
Units issued	86,648	81,302
Units redeemed	(9,618)	(738)
Net increase(decrease)	77,030	80,564

Global
Units issued	8,311	3,039
Units redeemed	(813)	(10)
Net increase(decrease)	7,498	3,029

Growth
Units issued	8,008	4,884
Units redeemed	(690)	(4)
Net increase(decrease)	7,318	4,880

International
Units issued	16,108	6,156
Units redeemed	(301)	(127)
Net increase(decrease)	15,807	6,029

New World
Units issued	12,643	7,785
Units redeemed	(3,819)	(49)
Net increase(decrease)	8,824	7,736

Growth-Income
Units issued	13,811	7,999
Units redeemed	(262)	(86)
Net increase(decrease)	13,549	7,913

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
American Funds, continued:
Asset
Units issued	28,198	27,889
Units redeemed	(1,114)	(179)
Net increase(decrease)	27,084	27,710

Columbia:
Strategic
Units issued	16,197	18,422
Units redeemed	(3,841)	(43)
Net increase(decrease)	12,356	18,379

Emerging
Units issued	8,027	704
Units redeemed	(349)	-
Net increase(decrease)	7,678	704

International
Units issued	11	2,340
Units redeemed	(7)	-
Net increase(decrease)	4	2,340

Smaller-Cap
Units issued	3,376	1,553
Units redeemed	(14)	(8)
Net increase(decrease)	3,362	1,545

Mid Cap
Units issued	7,621	10,327
Units redeemed	(2,520)	(208)
Net increase(decrease)	5,101	10,119

High Yield
Units issued	23,239	22,510
Units redeemed	(10,339)	(51)
Net increase(decrease)	12,900	22,459

Large Core
Units issued	2,845	2,909
Units redeemed	(27)	(11)
Net increase(decrease)	2,818	2,898

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Ivy:
Strategy
Units issued	558	-
Units redeemed	-	-
Net increase(decrease)	558	-

Balanced
Units issued	112,171	134,893
Units redeemed	(99,406)	(30,271)
Net increase(decrease)	12,765	104,622

Energy
Units issued	52,057	19,128
Units redeemed	(24,737)	(5,835)
Net increase(decrease)	27,320	13,293

Small Cap Value
Units issued	11,758	6,350
Units redeemed	(1,742)	(12)
Net increase(decrease)	10,016	6,338

Science
Units issued	15,672	8,240
Units redeemed	(1,646)	(685)
Net increase(decrease)	14,026	7,555

Mid Cap Growth
Units issued	10,989	6,227
Units redeemed	(132)	(328)
Net increase(decrease)	10,857	5,899

International
Units issued	4,765	10,543
Units redeemed	(4,692)	(229)
Net increase(decrease)	73	10,314

Global
Units issued	1,536	2,570
Units redeemed	(6)	(1)
Net increase(decrease)	1,530	2,569

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Ivy, continued:
High Income
Units issued	41,774	10,448
Units redeemed	(568)	(3)
Net increase(decrease)	41,206	10,445

Janus:
Flexible
Units issued	10,071	22,640
Units redeemed	(5,554)	(43)
Net increase(decrease)	4,517	22,597

Putnam:
Health
Units issued	1,853	4,945
Units redeemed	(1,345)	(114)
Net increase(decrease)	508	4,831

Asset
Units issued	1,827	165
Units redeemed	(6)	(1)
Net increase(decrease)	1,821	164

Van Eck:
Gold
Units issued	8,762	36,312
Units redeemed	(3,834)	(737)
Net increase(decrease)	4,928	35,575

Hard Assets
Units issued	4,545	2,151
Units redeemed	(1,728)	(42)
Net increase(decrease)	2,817	2,109

FS-123

AMERITAS LIFE INSURANCE CORP.

_________________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2017 AND 2016 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2017
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2017
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2017 and 2016, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2017, and the related notes to the statutory basis financial statements.
Management's Responsibility for the Statutory Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors' Responsibility
Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.
Opinion on Statutory Basis of Accounting
In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 23, 2018

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2017	2016
Bonds	$8,564,489	$8,421,920
Preferred stocks	7,307	10,430
Common stocks	566,840	520,455
Mortgage loans	1,798,793	1,666,517
Real estate:
Properties occupied by the company	43,581	43,073
Properties held for the production of income	5,960	4,976
Properties held for sale	6,166	11,402
Cash, cash equivalents, and short-term investments	203,940	203,219
Loans on insurance contracts	542,635	533,808
Other investments	416,556	351,295
Total Cash and Invested Assets	12,156,267	11,767,095

Investment income due and accrued	108,490	105,385
Deferred and uncollected premiums	106,605	101,826
Federal income tax recoverable	21,677	25,655
Net deferred income tax asset	61,443	108,079
Funds held under coinsurance - affiliate	43,700	44,482
Other admitted assets	141,953	140,050
Separate account assets	7,436,334	6,404,013
Total Admitted Assets	$20,076,469	$18,696,585

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$9,398,742	$9,233,947
Deposit-type funds	962,590	878,611
Reserves for unpaid claims	92,221	107,058
Dividends payable to policyholders	36,362	40,341
Interest maintenance reserve	79,400	85,346
Accrued commissions, expenses and insurance taxes	104,938	104,760
Accrued separate account transfers	(38,060)	(54,933)
Asset valuation reserve	174,346	157,821
Other liabilities	274,013	255,555
Separate account liabilities	7,436,334	6,404,013
Total Liabilities	18,520,886	17,212,519

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,923	49,915
Special surplus - Affordable Care Act fee assessment	13,930	—
Unassigned surplus	1,057,781	1,000,202
Total Capital and Surplus	1,555,583	1,484,066
Total Liabilities, Capital and Surplus	$20,076,469	$18,696,585

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2017	2016	2015
Premiums and Other Revenue
Premium income, net	$2,726,150	$4,423,079	$3,445,407
Net investment income	503,076	488,205	439,338
Commissions and expense allowances on reinsurance ceded	23,218	23,509	21,648
Modco reinsurance adjustment – affiliate	8,054	(1,282)	(20,347)
Income from fees associated with separate accounts	68,396	53,993	52,491
Separate account reserve transfers assumed	377,308	130,195	—
Miscellaneous income	39,493	30,660	25,958
Total Premiums and Other Revenue	3,745,695	5,148,359	3,964,495

Expenses
Benefits to policyholders	2,944,371	2,468,060	2,071,886
Modco reinsurance adjustment	(71,474)	1,936,441	—
Change in reserves for life, accident and health policies	164,795	373,669	1,486,834
Commissions	161,968	219,744	186,872
General insurance expenses	395,670	380,408	357,309
Taxes, licenses and fees	43,042	55,978	51,747
Net transfers from separate accounts	(14,153)	(323,411)	(277,902)
Total Expenses	3,624,219	5,110,889	3,876,746

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	121,476	37,470	87,749
Dividends to policyholders	34,062	38,231	43,133
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	87,414	(761)	44,616
Federal income tax expense (benefit)	(6,959)	7,705	64,224
Gain (Loss) from Operations before Net Realized Capital Gains	94,373	(8,466)	(19,608)
Net realized capital gains, net of taxes	11,939	3,670	9,954
Net Income (Loss)	106,312	(4,796)	(9,654)

Surplus notes
Surplus notes amortization	8	9	9
Additional paid in capital
Change in capital related to merger	—	(30,587)	—
Unassigned surplus
Change in unrealized gains (losses), net of tax	37,824	1,013	(65,246)
Change in net deferred income taxes	(100,357)	30,251	45,924
Change in non-admitted assets	61,998	(21,068)	(60,416)
Change in asset valuation reserve	(16,525)	(3,570)	(3,679)
Change in unrecognized actuarial losses on pension, net of tax	(2,644)	(60)	1,572
Deferred reinsurance gain, net	—	651	—
Dividends paid to common stockholder	(15,000)	(20,000)	(20,000)
Other	(99)	2	2
Net Change in Capital and Surplus	71,517	(48,155)	(111,488)

Capital and Surplus at the Beginning of the Year	1,484,066	1,532,221	1,643,709
Capital and Surplus at the End of Year	$1,555,583	$1,484,066	$1,532,221

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2017	2016	2015
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,523,348	$2,276,112	$2,276,872
Net investment income received	492,879	471,836	422,114
Miscellaneous income	135,212	100,401	98,953
Benefits paid to policyholders	(2,303,032)	(2,186,640)	(2,046,765)
Net transfers from separate accounts	31,025	329,873	289,731
Commissions, expenses and taxes paid	(612,440)	(656,069)	(563,249)
Dividends paid to policyholders	(38,040)	(39,450)	(24,178)
Federal income taxes paid	(16,445)	(107,516)	(51,220)
Net Cash from Operating Activities	212,507	188,547	402,258

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,698,218	1,654,965	1,518,269
Cost of investments acquired	(1,970,726)	(1,849,105)	(1,900,557)
Net change in loans on insurance contracts	(9,592)	(12,199)	(15,499)
Net Cash from Investing Activities	(282,100)	(206,339)	(397,787)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	132	790	1,261
Change in deposit-type funds	83,980	1,156	96,493
Dividends to common stockholder	(15,000)	(20,000)	(20,000)
Other miscellaneous, net	1,202	(1,213)	(153)
Net Cash from Financing and Miscellaneous Activities	70,314	(19,267)	77,601

Net Change in Cash, Cash Equivalents and Short-Term Investments	721	(37,059)	82,072

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	203,219	240,278	158,206

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$203,940	$203,219	$240,278

Non-cash transactions from investing and financing activities:
Conversion of mortgage loans to real estate	$2,170	$6,649	$2,587
Conversion of other investment to real estate – affiliate (Note 5)	—	—	4,970
Recognized commitments for low income housing investments (Note 3)	—	5,000	37,009
Stock dissolution of affiliates related to merger - (Notes 1 & 2)	—	28,954	—
Conversion of common stock to other investment related to merger
- affiliate (Note 1)	—	1,633	—
Exchanges of bonds and stocks	59,164	16,731	—
Bonds converted to stocks	2,899	1,060	—
Acquisition of stock from alternative partnerships	691	—	—
Initial bonds acquired due to coinsurance/modified coinsurance
transaction (Note 14)	—	102,632	—
Initial liability for deposit-type contracts due to coinsurance/modified
coinsurance transaction (Note 14)	—	(18,646)	—
Initial bonds acquired due to coinsurance (Note 14)	—	—	1,044,000
Initial policy loans acquired due to coinsurance (Note 14)	—	—	165,295
Initial liability for deposit-type contracts due to coinsurance (Note 14)	—	—	(90,179)
Initial investment income accrued due to coinsurance (Note 14)	—	—	12,476

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2017, 2016 and 2015
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Calvert Investments, Inc. (Calvert), a provider of investment and administrative services, Ameritas Investment Corp. (AIC), a broker dealer, Custom Insurance Solutions, LLC, (CISL), a general insurance agency (prior to May 31, 2017), Griffin Realty LLC (Griffin), a limited liability company that purchased certain owned real estate and commercial loans from a previously affiliated company, and Milford Realty LLC (Milford), a limited liability company with one real estate property contributed (prior to August 31, 2017). Effective May 31, 2017, CISL was dissolved with net assets distributed to the Company. Effective August 31, 2017, and after selling the real estate property to an outside party, Milford was dissolved.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments
Under NAIC SAP, investments in bonds and SVO identified investments are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold. Under NAIC SAP, prepayment penalties and acceleration fees, as it relates to callable debt features, are reported in investment income as the difference between the total proceeds received less investment par value. The capital gains and losses, upon disposal, is the difference between book adjusted carrying value (BACV) and par value. Under GAAP, prepayment penalties, acceleration fees, and capital gains and losses, upon disposal, are all reported in investment income as the difference between the total proceeds received less BACV.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Deferred Policy Acquisition Costs and Intangible Assets
Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, identifiable intangible assets are not recorded. Under GAAP, identifiable intangible assets primarily consist of the amortized value of business acquired (VOBA), value of distribution acquired (VODA), value of customer relationships acquired (VOCRA), and non-competition agreements acquired in subsidiary and business block acquisitions. VOBA is being amortized in proportion to the policy renewal period. VOCRA is amortized in relation to customer persistency. The non-compete agreements and VODA are amortized based on the duration of the commercial agreement.
Unearned Revenue
Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets
Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies
Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies
Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends
Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance
Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. Under GAAP, a business combination occurs when an entity obtains control of acquired activities and assets which meet the definition of a business. In a transaction qualifying as a business combination under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits
Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes
NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes
Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments
Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income
Comprehensive income and its components are not presented under NAIC SAP.

Goodwill
Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $150,530 and $169,613 at December 31, 2017 and 2016, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and written down if impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. The single real estate property held within Milford, which was sold on July 14, 2017, was classified in the Balance Sheets - Statutory Basis as real estate held for sale and its recorded carrying amount was $3,589 at December 31, 2016.

The Company financed a ten year, 4% interest rate non-recourse loan of $15,500 on a real estate property with scheduled maturities of $412, $428, $444, $462 and $480 as of December 31, 2018, 2019, 2020, 2021 and 2022, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2017 and 2016 the amount of borrowing over the carrying value of real estate property was $2,241 and $2,006, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin, an affiliated limited liability company was $3,612 and $4,556 at December 31, 2017 and 2016, respectively. The recorded carrying amount of CISL, an affiliated limited liability company, which was acquired in 2016 and dissolved in 2017, was $1,256 at December 31, 2016. Griffin and CISL did not have a GAAP audit performed so the Company non-admits these assets. Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,125, $1,766 and $1,782 were recorded as realized losses during 2017, 2016 and 2015, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2017 and 2016 was $(122,890) and $(206,543), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $10,983 and $12,955, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2017 and 2016 was $189,000 and $300,000, respectively.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $15,960 and $21,902, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 13, 2019. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through November 1, 2018. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has purchased and written Exchange traded put options, however, as of December 31, 2017 the Company had no open Equity put option positions. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $4,995 and $2,990, respectively.

The options (OTC index call options and Exchange traded index call options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the Equity put options and the options as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2017	2016	2017	2016
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$661,055	$670,380	$68,534	$59,776
OTC index call option contracts written	Other investments	(641,140)	(653,120)	(37,066)	(34,282)
Exchange traded index call option contracts owned	Other investments	549,493	319,325	59,072	31,132
Exchange traded put option contracts owned	Other investments	—	9,679	—	116
Total asset derivatives		$569,408	$346,264	$90,540	$56,742

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2017	2016	2017	2016
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$538,036	$311,720	$35,065	$17,673
Exchange traded put option contracts written	Other liabilities	—	7,228	—	57
Total liability derivatives		$538,036	$318,948	$35,065	$17,730

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and interest rate swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2017	2016	2015
Derivatives Not Designated as Hedging Instruments:
OTC index call options and Exchange traded index call options - closed	Net investment income	$31,606	$(5,075)	$3,516
Futures contracts - closed	Net investment income	(25,369)	(23,200)	(8,909)
Interest rate swap contracts - closed	Net investment income	(15,249)	23,497	11,528
Total recognized in net investment income		$(9,012)	$(4,778)	$6,135
OTC index call options and Exchange traded index call options - open	Change in unrealized gains (losses)	$10,397	$17,019	$(13,623)
Futures contracts - open	Change in unrealized gains (losses)	(2,071)	2,381	(7,393)
Interest rate swap contracts - open	Change in unrealized gains (losses)	19,793	(23,392)	(311)
Total recognized in change in unrealized gains (losses)		$28,119	$(3,992)	$(21,327)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0 at December 31, 2017, 2016 and 2015, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $132,459 and $194,457 at December 31, 2017 and 2016, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $18,597 and $17,659, operating software at cost of $3,123 and $3,123, and non-operating software at cost of $77,655 and $75,472 are carried at cost less accumulated depreciation at December 31, 2017 and 2016, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $82,046 and $76,343 was $3,208 and $3,882, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2017 and 2016. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $9,221, $10,806 and $11,004 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2017, 2016 and 2015, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,558,159 or 11.0% and $8,906,864 or 11.6% of the individual life policies in force as of December 31, 2017 and 2016, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $12,421, $13,723 and $7,037 for 2017, 2016 and 2015, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2017 and 2016.

The Company is subject to taxation in the United States and various states. As of December 31, 2017, the Company’s tax years, generally, for 2014-2017 are subject to examination by the tax authorities.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 2 - Revised "Cash, Cash Equivalents, Drafts and Short-Term Investments" (SSAP No. 2R)
In December 2016, the NAIC issued SSAP No. 2R to reclassify money market mutual funds from short-term investments to cash equivalents. The statement has an effective date of December 31, 2017 with prospective application. The adoption of this statement does not impact that amount that is presented on the Balance Sheets - Statutory Basis as both short-term investments and cash equivalents are reported in the the Balance Sheets - Statutory Basis as cash, cash equivalents, and short-term investments. The amount of money market mutual funds reclassified from short-term investments to cash equivalents at December 31, 2017 was $156,599.

NOTE 2 – STATUTORY MERGER

On December 31, 2016 the Company merged with Security Life Insurance Company of America (SLIC), a wholly owned subsidiary of the Company prior to the merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. The parent company of SLIC was Security American Financial Enterprises, Inc. (SAFE) which was 100% owned by the Company until it was dissolved on December 31, 2016.

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds as of December 31, 2017 and 2016 are summarized as follows:

December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$233,340	$7,149	$(635)	$239,854
All other governments	2,321	28	—	2,349
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	407,694	14,054	(3,582)	418,166
Hybrid securities	22,473	3,714	(418)	25,769
Industrial and miscellaneous (unaffiliated)	7,898,928	343,732	(30,475)	8,212,185
Total bonds	$8,564,756	$368,677	$(35,110)	$8,898,323

NOTE 3 - INVESTMENTS, (continued)

December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$308,321	$13,118	$(715)	$320,724
All other governments	2,985	—	(47)	2,938
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	458,995	15,954	(3,865)	471,084
Hybrid securities	22,739	3,100	(1,159)	24,680
Industrial and miscellaneous (unaffiliated)	7,628,943	262,843	(65,373)	7,826,413
Total bonds	$8,421,983	$295,015	$(71,159)	$8,645,839

At December 31, 2017 and 2016, the amortized cost of bonds was reduced by $267 and $63, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $8,564,489 and $8,421,920, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2017 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$296,679	$301,323
Due after one year through five years	2,131,461	2,217,076
Due after five years through ten years	2,740,070	2,802,862
Due after ten years	3,257,037	3,431,533
Bonds with multiple repayment dates	139,509	145,529
Total bonds	$8,564,756	$8,898,323

Proceeds from the sales of bonds were $402,941, $448,242, and $307,573 for the years ended December 31, 2017, 2016 and 2015, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2017	2016	2015
Bonds:
Gross realized capital gains on sales	$10,268	$14,546	$12,349
Gross realized capital losses on sales	(1,645)	(782)	(866)
Net realized capital gains on sales	8,623	13,764	11,483
Other, including impairments and net gain on dispositions other than sales	2,194	(4,556)	(10,715)
Total bonds	10,817	9,208	768
Preferred stocks	257	52	768
Common stocks	30,416	32,100	28,489
Mortgage loans	(354)	(1,183)	(1,521)
Real estate	(802)	(4,037)	1,990
Other investments	5,463	7,022	16,097
Realized capital gains before federal income taxes and transfer to IMR	45,797	43,162	46,591
Realized capital gains transferred to IMR	9,962	14,677	7,966
Federal income tax expense	23,896	24,815	28,671
Net realized capital gains	$11,939	$3,670	$9,954

NOTE 3 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $614,037 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $18,606 and $17,302 in stock was owned at December 31, 2017 and 2016, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2017 and 2016.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Membership stock - class A	$340	$360
Membership stock - class B	17,930	16,646
Excess stock	336	296
Aggregate total	$18,606	$17,302
Actual or estimated borrowing capacity as determined by the insurer	$614,037	$468,210

As of December 31, 2017 and 2016, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2017 and 2016, the Company had issued $500,000 and $450,000, respectively, of funding agreements with the FHLB. There is $745,924 and $470,938 of bonds and mortgage loans pledged as collateral at December 31, 2017 and 2016, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,578 and $450,273 on the Balance Sheets – Statutory Basis as of December 31, 2017 and 2016, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Fair value	$757,479	$484,037
Carrying value	$745,924	$470,938
Aggregate total borrowing - funding agreements	$500,000	$450,000

The maximum amount of collateral pledged to the FHLB during December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Fair value	$783,264	$531,266
Carrying value	$763,919	$503,616
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$450,000

The Company does not have any prepayment obligations related to the funding agreements.

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost as of December 31, 2017 and 2016 is as follows:

December 31, 2017
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$18,606	$17,302	$1,304	$—	$18,606	0.092%	0.093%
Bonds on deposit with states	132,412	129,830	2,582	—	132,412	0.655%	0.660%
Pledged collateral to FHLB
(including assets backing
funding agreements)	745,924	470,938	274,986	—	745,924	3.691%	3.715%
Pledged as collateral not
captured in other categories:
Derivatives	31,938	37,847	(5,909)	—	31,938	0.158%	0.159%
Other restricted assets:
Policy Loans reinsurance
assumed	158,931	163,888	(4,957)	—	158,931	0.786%	0.792%
Bonds and short-term
investments from
reinsurance assumed	1,149,812	1,225,898	(76,086)	—	1,149,812	5.690%	5.727%
Total restricted assets	$2,237,623	$2,045,703	$191,920	$—	$2,237,623	11.072%	11.146%

December 31, 2016
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$17,302	$18,198	$(896)	$—	$17,302	0.092%	0.093%
Bonds on deposit with states	129,830	130,240	(410)	—	129,830	0.687%	0.694%
Pledged collateral to FHLB
(including assets backing
funding agreements)	470,938	506,481	(35,543)	—	470,938	2.493%	2.519%
Pledged as collateral not
captured in other categories:
Derivatives	37,847	39,964	(2,117)	—	37,847	0.200%	0.202%
Other restricted assets:
Policy Loans reinsurance
assumed	163,888	164,929	(1,041)	—	163,888	0.868%	0.877%
Bonds and short-term
investments from
reinsurance assumed	1,225,898	1,207,407	18,491	—	1,225,898	6.489%	6.557%
Total restricted assets	$2,045,703	$2,067,219	$(21,516)	$—	$2,045,703	10.829%	10.942%

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$24,981	$(163)	$18,311	$(472)	$43,292	$(635)
All other governments	—	—	—	—	—	—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	41,672	(512)	77,495	(3,070)	119,167	(3,582)
Hybrid securities	—	—	4,720	(418)	4,720	(418)
Industrial and miscellaneous (unaffiliated)	811,482	(10,339)	614,464	(20,136)	1,425,946	(30,475)
Total bonds	878,135	(11,014)	714,990	(24,096)	1,593,125	(35,110)
Preferred stocks	—	—	—	—	—	—
Common stocks	19,893	(888)	7,877	(363)	27,770	(1,251)
Total	$898,028	$(11,902)	$722,867	$(24,459)	$1,620,895	$(36,361)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$39,092	$(715)	$2	$—	$39,094	$(715)
All other governments	2,321	(47)	—	—	2,321	(47)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	118,753	(3,447)	12,302	(418)	131,055	(3,865)
Hybrid securities	—	—	12,467	(1,159)	12,467	(1,159)
Industrial and miscellaneous (unaffiliated)	1,764,150	(45,543)	395,141	(19,830)	2,159,291	(65,373)
Total bonds	1,924,316	(49,752)	419,912	(21,407)	2,344,228	(71,159)
Preferred stocks	6,432	(136)	—	—	6,432	(136)
Common stocks	43,268	(2,533)	7,910	(1,017)	51,178	(3,550)
Total	$1,974,016	$(52,421)	$427,822	$(22,424)	$2,401,838	$(74,845)

The unrealized losses related to bonds in 2017 and 2016 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2017 and 2016.

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $0, $1,524, and $3,254 during 2017, 2016 and 2015, respectively.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2017 and 2016, bonds totaling $421,199 and $372,052, respectively, (4.9% and 4.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2017, 2016 and 2015, the Company recorded realized losses for other-than-temporary impairments on bonds of $593, $5,699 and $8,166, respectively.

The Company did not recognize any other-than-temporary impairments on loan-backed and structured security investments in 2017.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2017
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$339,297	$336,001	$(3,296)	$403,590	$392,280	$(11,310)

December 31, 2016
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$456,103	$447,057	$(9,046)	$311,714	$298,553	$(13,161)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2017	2016
DSCR distribution
Below 1.0	$45,766	$72,930
1.0 - 1.2	172,978	193,503
1.2 - 1.8	909,680	807,155
Greater than 1.8	502,515	403,682
Total	$1,630,939	$1,477,270

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2017	2016
Loan to value
Below 60%	$26,694	$18,022
60-75%	6,250	4,704
Above 75%	330	—
Total	$33,274	$22,726

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2017
	Residential First Mortgages	Second Trusts	Total
Performing	$121,545	$6,631	$128,176
Non-performing	5,325	1,079	6,404
Total	$126,870	$7,710	$134,580

	December 31, 2016
	Residential First Mortgages	Second Trusts	Total
Performing	$146,582	$10,080	$156,662
Non-performing	9,228	631	9,859
Total	$155,810	$10,711	$166,521

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2017
	Residential	Commercial	Total
Recorded investment (all)
Current	$121,611	$1,661,761	$1,783,372
30-59 days past due	4,674	2,453	7,127
60-89 days past due	1,890	—	1,890
90-179 days past due	679	—	679
180+ days past due	5,725	—	5,725
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,071,698	1,071,698

	December 31, 2016
	Residential	Commercial	Total
Recorded investment (all)
Current	$149,071	$1,499,996	$1,649,067
30-59 days past due	5,250	—	5,250
60-89 days past due	2,341	—	2,341
90-179 days past due	2,942	—	2,942
180+ days past due	6,917	—	6,917
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	916,649	916,649

NOTE 3 - INVESTMENTS, (continued)

At December 31, 2017, the average size of an individual commercial mortgage loan was $1,843. The average size of an individual residential mortgage loan was $252. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $12,649 and $11,134 at December 31, 2017 and 2016, respectively. As of December 31, 2017, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.50% and 3.38% for commercial mortgage loans and 9.75% and 2.00% for residential mortgage loans.

In 2017 and 2016, the Company issued 105 and 102, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 6.50% and 8.00%, respectively, and 3.90% and 3.90%, respectively, totaling $316,712 and $402,186, respectively. The Company did not acquire any new residential mortgage loans in 2017 and 2016.

At December 31, 2017 and 2016, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $0, $0, and $133 and for residential mortgage loans of $742, $1,560 and $1,547 during 2017, 2016 and 2015, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2017
	Residential	Commercial	Total
No allowance for credit losses	$98,033	$2,626	$100,659

	December 31, 2016
	Residential	Commercial	Total
No allowance for credit losses	$77,767	$2,710	$80,477

A summary of information pertaining to impaired loans is as follows:

	December 31, 2017
	Residential	Commercial	Total
Average recorded investment	$87,389	$2,669	$90,058
Interest income recognized	4,361	175	4,536
Recorded investments on nonaccrual status	6,404	—	6,404
Amount of interest income recognized using the cash basis method
of accounting	4,322	175	4,497

	December 31, 2016
	Residential	Commercial	Total
Average recorded investment	$65,991	$3,480	$69,471
Interest income recognized	3,104	180	3,284
Recorded investments on nonaccrual status	9,858	—	9,858
Amount of interest income recognized using the cash basis method
of accounting	3,070	199	3,269

NOTE 3 - INVESTMENTS, (continued)

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2017	2016
Aggregate amount of mortgage loans derecognized	$2,077	$6,566
Real estate collateral recognized	2,170	6,649

A summary of information pertaining to real estate sales is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of sales	10	1	11
Gain recognized	$549	$82	$631

	December 31, 2016
	Residential	Commercial	Total
Number of sales	12	2	14
Gain (loss) recognized	$935	$(2,987)	$(2,052)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The residential real estate properties classified as held for sale have recorded values of $342 and $1,989 for the years ended December 31, 2017 and 2016, respectively. The commercial real estate properties classified as held for sale have recorded values of $5,824 and $9,413 for the years ended December 31, 2017 and 2016, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

Real estate property impairments, which the Company recognizes as other-than-temporary and records as realized losses, is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of impairments	5	1	6
Impairment losses recorded	$116	$188	$304

	December 31, 2016
	Residential	Commercial	Total
Number of impairments	7	1	8
Impairment losses recorded	$604	$1,381	$1,985

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of loans	311	1	312
Carry value	$92,587	$2,626	$95,213
Interest income	4,230	175	4,405

	December 31, 2016
	Residential	Commercial	Total
Number of loans	249	1	250
Carry value	$75,356	$2,710	$78,066
Interest income	3,111	180	3,291

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were 15 and 14 short sales on residential mortgage loans in 2017 and 2016, respectively.

Low-Income Housing Tax Credit Investments
The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2017 and 2016, the Company recognized $4,875 and $3,485, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $40,892 and $45,509 and in other liabilities was $18,463 and $34,556 for the years ended December 31, 2017 and 2016, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $13,661, $2,904, $461, in 2018, 2019 and 2020, respectively, and $1,437 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2017 and 2016. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2017 and 2016.

Offsetting and Netting of Assets and Liabilities
Call options that qualified for offsetting and netting are as follows:

	December 31, 2017			December 31, 2016
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$68,534	$37,066	$31,468	$59,776	$34,282	$25,494

Liabilities:
Derivatives - call options	$37,066	$37,066	$—	$34,282	$34,282	$—

At December 31, 2017 and 2016, the net asset amount of $31,468 and $25,494, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2017	2016	2015
Income:
Bonds	$372,170	$369,836	$321,912
Preferred stocks	431	530	284
Common stocks	18,288	7,570	7,982
Mortgage loans	90,873	82,850	80,008
Real estate *	18,028	17,567	18,184
Loans on insurance contracts	28,111	29,146	19,371
Short-term investments	1,400	432	75
Derivatives	(9,012)	(4,778)	6,135
Other investments	23,440	18,892	22,045
Amortization of interest maintenance reserve	12,421	13,723	7,037
Gross investment income	556,150	535,768	483,033
Total investment expenses	53,074	47,563	43,695
Net investment income	$503,076	$488,205	$439,338
* Includes amounts for the occupancy of company-owned property of $9,438, $9,243 and $8,893 in 2017, 2016, and 2015, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2017 and 2016, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 96 and 67, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $8,382 and $11,291, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

NOTE 3 - INVESTMENTS, (continued)

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following tables provide information as of December 31, 2017 and 2016 about the Company’s financial assets and liabilities measured and reported at fair value:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value
Industrial and miscellaneous (unaffiliated)	$—	$—	$1,076	$1,076
Total bonds	—	—	1,076	1,076
Common stock
Industrial and miscellaneous (unaffiliated)	397,704	—	—	397,704
Total common stocks	397,704	—	—	397,704
Other investments	22,813	—	—	22,813
Derivative assets
Exchange traded index call and put options	59,072	—	—	59,072
Over the counter index call options	—	31,468	—	31,468
Total other investments	81,885	31,468	—	113,353
Separate account assets	7,436,334	—	—	7,436,334
Total assets at fair value	$7,915,923	$31,468	$1,076	$7,948,467

Liabilities at fair value
Derivative liabilities
Exchange traded call and put options (written)	$35,065	$—	$—	35,065
Total liabilities at fair value	$35,065	$—	$—	$35,065

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets at fair value
Industrial and miscellaneous (unaffiliated)	$—	$—	$1	$1
Total bonds	—	—	1	1
Common stock
Industrial and miscellaneous (unaffiliated)	333,540	—	—	333,540
Total common stocks	333,540	—	—	333,540
Other investments	20,763	—	—	20,763
Derivative assets
Exchange traded index call and put options	31,248	—	—	31,248
Over the counter index call options	—	25,494	—	25,494
Total other investments	52,011	25,494	—	77,505
Separate account assets	6,404,013	—	—	6,404,013
Total assets at fair value	$6,789,564	$25,494	$1	$6,815,059

Liabilities at fair value
Derivative liabilities
Exchange traded call and put options (written)	$17,730	$—	$—	$17,730
Total liabilities at fair value	$17,730	$—	$—	$17,730

NOTE 3 - INVESTMENTS, (continued)

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets
The Company's Level 2 assets include OTC index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified non-agency mortgage-backed and asset-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2017. The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2016. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. Also, securities with a fair value based only on uncorroborated dealer quotes or internal valuations are assigned to Level 3.

The following tables summarize changes to our financial instruments for the years ended December 31, 2017 and 2016 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2017	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2017
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$1	$1,330	$—	$143	$(127)	$(271)	$1,076
Total assets	$1	$1,330	$—	$143	$(127)	$(271)	$1,076

	Beginning balance at 1/1/2016	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2016
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$76	$184	$(76)	$(122)	$(13)	$(48)	$1
Total assets	$76	$184	$(76)	$(122)	$(13)	$(48)	$1

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume, bid-ask spreads or changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Transfers into Level 3 during 2017 and 2016 occurred when a significant input could not be corroborated with market observable data. Transfers out of Level 3 during 2016 included securities measured at lower of cost or market and reported at cost in 2016, and at fair value in the prior year. There were no transfers between Level 1 and 2 during 2017 or 2016.

NOTE 3 - INVESTMENTS, (continued)

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value for the period ended December 31, 2017 and 2016:

December 31, 2017
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-backed securities [3]	$991	Discounted cash flows	Constant prepayment rate	14% - 21% (18%)	Decrease
			Constant default rate	3% - 34% (15%)	Decrease
			Loss severity	18% - 35% (27%)	Decrease
Asset-backed securities [4]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.
4 Primarily collateralized by home equity.

December 31, 2016
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-backed securities [3]	$1	Discounted cash flows	Constant prepayment rate	7% - 14% (10%)	Decrease
			Constant default rate	1% - 3% (2%)	Decrease
			Loss severity	29% - 65% (41%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.

NOTE 3 - INVESTMENTS, (continued)

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a carrying value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2017
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,898,323	$8,564,489	$—	$6,908,678	$1,989,645
Preferred stocks	8,042	7,307	—	8,042	—
Common stocks	416,310	416,310	397,704	18,606	—
Mortgage loans	1,847,767	1,798,793	—	—	1,847,767
Cash, cash equivalents and short-term
investments	203,940	203,940	203,940	—	—
Loans on insurance contracts	622,884	542,635	—	—	622,884
Other investments	221,811	218,484	84,733	86,340	50,738
Investment income due and accrued	108,490	108,490	108,490	—	—
Separate account assets	7,436,334	7,436,334	7,436,334	—	—
Total financial assets	$19,763,901	$19,296,782	$8,231,201	$7,021,666	$4,511,034

Liabilities:
Deposit-type funds	$962,073	$962,590	$—	$—	$962,073
Borrowings	2,304	2,321	—	—	2,304
Derivative liabilities	35,065	35,065	35,065	—	—
Separate account liabilities	7,436,334	7,436,334	7,436,334	—	—
Total financial liabilities	$8,435,776	$8,436,310	$7,471,399	$—	$964,377

December 31, 2016
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,645,839	$8,421,920	$—	$7,012,716	$1,633,123
Preferred stocks	10,363	10,430	—	10,363	—
Common stocks	350,842	350,842	333,540	17,302	—
Mortgage loans	1,705,774	1,666,517	—	—	1,705,774
Cash, cash equivalents and short-term
investments	203,219	203,219	203,219	—	—
Loans on insurance contracts	614,282	533,808	—	—	614,282
Other investments	161,349	161,439	54,580	51,728	55,041
Investment income due and accrued	105,385	105,385	105,385	—	—
Separate account assets	6,404,013	6,404,013	6,404,013	—	—
Total financial assets	$18,201,066	$17,857,573	$7,100,737	$7,092,109	$4,008,220

Liabilities:
Deposit-type funds	$878,325	$878,611	$—	$—	$878,325
Borrowings	2,191	2,191	—	—	2,191
Derivative liabilities	17,730	17,730	17,730	—	—
Separate account liabilities	6,404,013	6,404,013	6,404,013	—	—
Total financial liabilities	$7,302,259	$7,302,545	$6,421,743	$—	$880,516

NOTE 3 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yields-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2017 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$185,531	$6,179	$191,710
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	185,531	6,179	191,710
Deferred tax assets non-admitted	60,819	—	60,819
Subtotal net admitted deferred tax assets	124,712	6,179	130,891
Deferred tax liabilities	38,951	30,497	69,448
Net admitted deferred tax assets/(net deferred tax liability)	$85,761	$(24,318)	$61,443

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2017 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$61,443	$—	$61,443
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$61,443	$—	$61,443
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$223,640
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$63,269	$6,179	$69,448
Deferred tax assets admitted as the result of application
of NAIC SAP	$124,712	$6,179	$130,891

The components of the net deferred tax asset/(liability) as of December 31, 2016 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$281,643	$11,191	$292,834
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	281,643	11,191	292,834
Deferred tax assets non-admitted	123,596	17	123,613
Subtotal net admitted deferred tax assets	158,047	11,174	169,221
Deferred tax liabilities	22,019	39,123	61,142
Net admitted deferred tax assets/(net deferred tax liability)	$136,028	$(27,949)	$108,079

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2016 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$80,227	$—	$80,227
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$27,852	$—	$27,852
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$27,852	$—	$27,852
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$205,816
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$49,968	$11,174	$61,142
Deferred tax assets admitted as the result of application
of NAIC SAP	$158,047	$11,174	$169,221

The changes in the components of the net deferred tax asset/(liability) from December 31, 2016 to December 31, 2017 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(96,112)	$(5,012)	$(101,124)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	(96,112)	(5,012)	(101,124)
Deferred tax assets non-admitted	(62,777)	(17)	(62,794)
Subtotal net admitted deferred tax assets	(33,335)	(4,995)	(38,330)
Deferred tax liabilities	16,932	(8,626)	8,306
Net admitted deferred tax assets/(net deferred tax liability)	$(50,267)	$3,631	$(46,636)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$(80,227)	$—	$(80,227)
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$33,591	$—	$33,591
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$33,591	$—	$33,591
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$17,824
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$13,301	$(4,995)	$8,306
Deferred tax assets admitted as the result of application
of NAIC SAP	$(33,335)	$(4,995)	$(38,330)
The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2017	2016
Ratio percentage used to determine recovery period and
threshold limitation above	1,192%	1,122%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,490,932	$1,372,105

There were no tax planning strategies utilized as of December 31, 2017 or 2016.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2017	2016	2015
Federal	$(6,959)	$7,705	$64,224
Foreign	—	—	—
Subtotal	(6,959)	7,705	64,224
Federal income tax on net capital gains	27,383	29,952	31,458
Other	—	351	—
Federal and foreign income tax incurred	$20,424	$38,008	$95,682

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2017	2016	2015	from 2016	from 2015
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$108	$132	$141	$(24)	$(9)
Unearned premium reserve	361	574	588	(213)	(14)
Policyholder reserves	54,817	52,699	51,031	2,118	1,668
Investments	525	1,036	1,085	(511)	(49)
Deferred acquisition costs	63,086	108,084	111,814	(44,998)	(3,730)
Policyholder dividends accrual	1,978	6,920	7,804	(4,942)	(884)
Fixed assets	95	670	688	(575)	(18)
Compensation and benefits accrual	26,061	40,986	39,607	(14,925)	1,379
Receivables - non-admitted	15,045	24,340	26,778	(9,295)	(2,438)
Net operating loss carry-forward	882	3,257	574	(2,375)	2,683
Tax credit carry-forward	—	—	612	—	(612)
Coinsurance/modified coinsurance transaction	14,314	25,602	—	(11,288)	25,602
Other (including items <5% of total
ordinary tax assets)	8,259	17,343	16,128	(9,084)	1,215
Subtotal	185,531	281,643	256,850	(96,112)	24,793
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	60,819	123,596	96,843	(62,777)	26,753
Admitted ordinary deferred tax assets	$124,712	$158,047	$160,007	$(33,335)	$(1,960)

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2017	2016	2015	from 2016	from 2015
Capital
Investments	$1,756	$3,089	$4,957	$(1,333)	$(1,868)
Real Estate	2,987	7,970	6,606	(4,983)	1,364
Other (including items <5% of total
ordinary tax assets)	1,436	132	177	1,304	(45)
Subtotal	6,179	11,191	11,740	(5,012)	(549)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	17	32	(17)	(15)
Admitted capital deferred tax assets	6,179	11,174	11,708	(4,995)	(534)
Admitted deferred tax assets	$130,891	$169,221	$171,715	$(38,330)	$(2,494)

Deferred tax liabilities:
Ordinary
Investments	$3,301	$4,761	$3,456	$(1,460)	$1,305
Fixed assets	4,626	7,987	9,230	(3,361)	(1,243)
Deferred and uncollected premium	—	15	100	(15)	(85)
Policyholder reserves	28,408	4,757	5,699	23,651	(942)
Unearned commissions	2,157	3,834	3,969	(1,677)	(135)
Other (including items <5% of total
ordinary tax liabilities)	459	665	856	(206)	(191)
Subtotal	$38,951	$22,019	$23,310	$16,932	$(1,291)

Capital
Investments	$30,497	$39,123	$46,283	$(8,626)	$(7,160)
Subtotal	$30,497	$39,123	$46,283	$(8,626)	$(7,160)

Deferred tax liabilities	$69,448	$61,142	$69,593	$8,306	$(8,451)

Net deferred tax assets	$61,443	$108,079	$102,122	$(46,636)	$5,957

The change in the net admitted deferred tax assets was $(46,636), $5,957 and $16,319 for the years ended December 31, 2017, 2016 and 2015, respectively. The change in non-admitted deferred tax assets of $(62,794), $26,738 and $55,478 was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2017, 2016 and 2015, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2017	2016	Change
Total gross deferred tax assets	$191,710	$292,834	$(101,124)
Total deferred tax liabilities	69,448	61,142	8,306
Net deferred tax asset	$122,262	$231,692	(109,430)
Tax effect of change in unrealized gains and pension liability			9,073
Change in net deferred income tax			$(100,357)

	2016	2015	Change
Total gross deferred tax assets	$292,834	$268,590	$24,244
Total deferred tax liabilities	61,142	69,593	(8,451)
Net deferred tax asset	$231,692	$198,997	32,695
Tax effect of change in unrealized losses and pension liability			(2,444)
Change in net deferred income tax			$30,251

NOTE 4 - INCOME TAXES, (continued)

	2015	2014	Change
Total gross deferred tax assets	$268,590	$221,895	$46,695
Total deferred tax liabilities	69,593	94,695	(25,102)
Net deferred tax asset	$198,997	$127,200	71,797
Tax effect of change in unrealized losses and pension liability			(25,873)
Change in net deferred income tax			$45,924

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Net gain (loss) from operations before income taxes	$87,414	$(761)	$44,616
Net realized capital gains before income taxes	45,797	43,162	46,591
Term coinsurance agreement and emerging profits	—	1,002	—
Other	(102)	—	—
Total pre-tax statutory income	133,109	43,403	91,207
Change in non-admitted assets	(2,098)	6,972	(4,939)
IMR amortization	(12,421)	(13,723)	(7,037)
Affordable Care Act assessment	—	10,843	11,797
Tax-exempt income	(20,109)	(16,502)	(11,304)
Dividends received deduction	(10,000)	(27)	(18)
IMR transferred in coinsurance treaties	—	1,193	61,838
IMR released on reinsurance transaction	—	(2,650)	—
Adjustment to prior year deferreds	—	(702)	—
Non-deductible expense	2,392	2,308	2,530
Other	2,115	(1,098)	(310)
Subtotal	92,988	30,017	143,764
Statutory tax rate	0.35	0.35	0.35
Subtotal	32,546	10,506	50,311
Remeasurement of deferred tax inventory	94,601	—	—
Change in statutory valuation allowance	—	—	—
Tax credits	(6,366)	(2,749)	(553)
Total statutory income taxes	$120,781	$7,757	$49,758

Federal and foreign income tax incurred	$20,424	$38,008	$95,682
Change in deferred income tax	100,357	(30,251)	(45,924)
Total statutory income taxes	$120,781	$7,757	$49,758

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2017, the Company has carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2015	Net operating loss	$1,356	2030
2016	Net operating loss	$2,797	2031
2014	Charitable loss	$16	2019
2015	Charitable loss	$24	2020
2016	Charitable loss	$6	2021

NOTE 4 - INCOME TAXES, (continued)

The amount of federal income tax which is available for recoupment in the event of future capital losses is $29,950, $29,807, $25,160 for the tax years 2015, 2016, 2017, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Calvert Investments, Inc.
Ameritas Investment Partners, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company does not anticipate tax loss contingencies will significantly change within twelve months of the reporting date.

On December 22, 2017, the U.S. federal government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act makes changes to the U.S. tax code, including, but not limited to (1) reducing the U.S federal corporate tax rate from 35% to 21%; (2) changing the method of computing tax basis life reserves; (3) changing the method of computing discounting of unpaid health losses; and (4) eliminating net operating loss carrybacks and allowing indefinite carryover periods subject to 80% of pre-net operating loss taxable income.

The NAIC Statutory Accounting Principles Working Group adopted INT 18-01: Updated Tax Estimates Under the Tax Cuts and Jobs Act, which provides guidance on accounting for the tax effects of the Tax Act. In accordance with INT 18-01, a company must reflect the income tax effects of the Tax Act in which the accounting estimates under SSAP 101 are complete. To the extent impacts for accounting estimates under the Tax Act may be considered incomplete but a reasonable estimate is determinable, a company must record an estimate in the financial statements. If a company cannot determine a reasonable estimate for specific income tax effects of the Tax Act to be included in the financial statements, it should continue to apply SSAP 101 based on the provision of the tax laws that were in effect prior to the Tax Act being enacted. There are no items for which the Company could not determine a reasonable estimate. For the period ended December 31, 2017, the Company 's remeasurement of deferred taxes due to the change in tax rate is complete and it can determine a reasonable estimate for certain effects of tax reform, including but not limited to the change in life reserves and the discounting of unpaid health losses. The Company has recorded a decrease in net deferred tax assets of $81,508 as a result of the Tax Act. The final impact of the Tax Act may differ from these estimates, due to, among other things, changes in our interpretations and assumptions, additional guidance that may be issued by the Internal Revenue Service and actions we may take.

As a result of the Tax Act, the Company remeasured its deferred tax inventory. Illustrated below is the impact of the tax rate change on deferred taxes in the current year by line item included in unassigned surplus:

	Deferred Taxes at 35%	Deferred Taxes at 21%	Tax Rate Impact
Change in unrealized gains/(losses)	$(38,686)	$(23,212)	$(15,474)
Change in unrecognized actuarial losses on pension	5,952	3,571	2,381
Change in net deferred income taxes	236,504	141,903	94,601
Impact from remeasurement of deferred tax inventory	$203,770	$122,262	$81,508

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

On December 31, 2017 the following subsidiaries were dissolved into their parent, Calvert Investments, Inc., at their net assets values: Calvert Administrative Services, Inc., Calvert Investment Distributors, Inc., and Calvert Investment Services, Inc. These transactions had no impact to the Company.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

On December 29, 2017, the Company received $750 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

On July 14, 2017, Milford, a single member wholly owned limited liability company with a single real estate property, sold the real estate property. Effective August 31, 2017, Milford was dissolved and there were no remaining net assets to be distributed to the Company. The Company recognized a realized gain of $82 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction.

Effective May 31, 2017, CISL, a wholly owned subsidiary, was dissolved and the net assets of CISL were distributed to the Company. The Company recognized a realized loss of $602 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction.

Effective May 11, 2017, the Company received a cash dividend in the amount of $10,000 from Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

On December 30, 2016, Calvert Investment Management, Inc. (CIMI) sold substantially all of its business assets to Eaton Vance Investment Advisors (Eaton Vance), a wholly-owned subsidiary of Eaton Vance Management. Under the sale agreement CIMI agreed to provide certain transition services to Eaton Vance for a period of one to three months from the date of the sale. CIMI will have no continuing involvement with Eaton Vance beyond the transition services. The assets of CIMI were integral to the operations of Calvert.

In 2016, the Company made a capital contribution of $2,500 to its wholly owned subsidiary, SAFE. No additional shares were issued. SAFE subsequently made a member contribution of $2,500 to its wholly owned subsidiary (prior to merger), CISL.

In a simultaneous transaction on September 30, 2016, SAFE made a dividend to the Company for SHIC at its statutory equity of $1,275 where SHIC was wholly owned by the Company prior to its merger. Immediately following, SHIC was merged into Ameritas-NY where Ameritas-NY is the successor with no additional shares issued.

In 2017, 2016 and 2015, the Company made capital contributions of $0, $16,275 and $175, respectively, to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $19,744, $21,902 and $22,851 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2017 and 2016, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2017	2016
Ameritas Holding Company	$(2,677)	$(3,334)
Ameritas Life Insurance Corp. of New York	1,631	2,471
Ameritas Investment Corp.	2,056	792
Ameritas Investment Partners, Inc.	1,004	286
Calvert Investments, Inc.	131	242
Custom Insurance Solutions, LLC	—	28
Griffin Realty, LLC	7	1
Total	$2,152	$486

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $34,871, $13,722 and $3,046 for the years ended December 31, 2017, 2016 and 2015, respectively.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $14,147, $13,292 and $11,969 of which $14,116, $13,254 and $11,794 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $638, $640 and $665 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2016 on June 20, 2017, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
SSAP No. 97 8b(iii) Entities
Ameritas Investment Corp.	100.00%	$21,204	$21,204	$—	S2	June 20, 2017	$21,204	Y	N
Calvert Investments, Inc.	100.00%	51,398	51,398	—	S2	June 20, 2017	51,398	Y	N
Aggregate total	XXX	$72,602	$72,602	$—	XXX	XXX	$72,602	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2015 on May 16, 2016, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
SSAP No. 97 8b(iii) Entities
Ameritas Investment Corp.	100.00%	$20,952	$20,952	$—	S2	May 16, 2016	$20,952	Y	N
Calvert Investments, Inc.	100.00%	61,095	61,095	—	S2	May 16, 2016	61,095	Y	N
Aggregate total	XXX	$82,047	$82,047	$—	XXX	XXX	$82,047	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2017 and 2016.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2017	2016	2015
Benefit obligation at beginning of year	$47,525	$47,367	$49,970
Service cost	380	348	339
Interest cost	1,837	1,958	1,882
Actuarial (gain) loss	1,736	1,474	(1,135)
Benefits paid	(3,648)	(3,622)	(3,689)
Benefit obligation at end of year	$47,830	$47,525	$47,367

	Pension Benefits
	2017	2016	2015
Components:
Accrued benefit costs	$30,824	$30,923	$30,857
Liability for pension benefits	17,006	16,601	16,510
Assets and liabilities recognized:
Liabilities recognized	47,830	47,524	47,367
Unrecognized liabilities	17,006	16,601	16,510

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Service cost	$380	$348	$339
Interest cost	1,837	1,958	1,882
Amount of recognized losses	1,331	1,382	1,593
Amount of prior service cost recognized	—	1	2
Total net periodic benefit cost	$3,548	$3,689	$3,816

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2017	2016	2015
Items not yet recognized as a component of net periodic cost - prior year	$16,601	$16,510	$18,930
Net prior service credit recognized	—	(1)	(2)
Net (gain) loss arising during the period	1,736	1,474	(1,135)
Net loss recognized	(1,331)	(1,382)	(1,283)
Items not yet recognized as a component of net
periodic cost - current year	$17,006	$16,601	$16,510

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Net prior service cost	$—	$—	$1
Net recognized losses	1,424	1,424	1,299

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Net prior service cost	$—	$—	$1
Net recognized losses	17,006	16,601	16,509

The weighted-average assumptions are as follows:

	Pension Benefits
	2017	2016	2015
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.99%	4.27%	3.89%
Rate of compensation increase	4.44%	4.43%	4.42%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.53%	3.99%	4.27%
Rate of compensation increase	4.44%	4.44%	4.43%

Future expected pension benefit payments are as follows:

Year	Amount
2018	$3,552
2019	$3,500
2020	$4,366
2021	$4,135
2022	$4,071
2023-2027	$16,542

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2017	2016
Accumulated benefit obligation	$47,513	$46,725

Projected benefit obligation (PBO)	$47,830	$47,525
Funded status (PBO - Plan assets)	$47,830	$47,525

Unrecognized items:
Unrecognized losses, net of tax	$13,435	$10,791
Total unrecognized items, net of tax	$13,435	$10,791

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2017, 2016 and 2015 totaling $19,790, $19,807 and $19,817, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2017, 2016 and 2015.

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $11,261, $10,560 and $10,174 in 2017, 2016 and 2015, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. The company made no payments in 2017, 2016 and 2015, to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

As a result of the SAFE dissolution, Ameritas Life became the Plan Sponsor for the defined contribution plan previously sponsored by SAFE. The carrying value of the assets invested in the plan were approximately $5,880 at December 31, 2016. These assets were merged into the defined contribution plan sponsored by AHC during 2017.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $155,308 in dividends in 2018, without prior approval. The Company paid ordinary dividends of $15,000, $20,000, $20,000 to AHC, its parent, in 2017, 2016 and 2015, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2017	2016	2015
Unrealized capital gains, net of taxes	$48,427	$10,603	$9,590
Non-admitted asset values	(132,459)	(194,457)	(173,389)
Asset valuation reserve	(174,346)	(157,821)	(154,251)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2017, 2016 and 2015 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,923 and $49,915 at December 31, 2017 and 2016, respectively, (face value of $50,000 less unamortized discount of $77 and $85 in 2017 and 2016, respectively) was recorded in capital and surplus on the Balance Sheets – Statutory Basis.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2017 and 2016, respectively, the Company had outstanding agreements to fund mortgages totaling $83,845 and $85,509. In addition at December 31, 2017 and 2016, respectively, the Company has committed to invest $265,671 and $178,080 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

NOTE 8 -COMMITMENTS AND CONTINGENCIES, (continued)

At December 31, 2017 and 2016, the Company had FHLB lines of credit available up to $114,037 and $18,210, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2017 and 2016 related to these lines of credit.

Affordable Care Act (ACA) Assessments
The Consolidated Appropriations Act, 2016 (Public Law No. 114-113) imposed a moratorium on the annual fee required under section 9010 of the Affordable Care Act (ACA) for 2017.

The annual fee under ACA is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. The Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2018. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2018 to be $13,930. This amount is reflected in special surplus - Affordable Care Act fee assessment on the Balance Sheets - Statutory Basis.

Reporting the ACA assessment as of December 31, 2017 and 2016 would not have triggered a RBC action level.

	2017	2016
ACA fee assessment payable for the upcoming year	$13,930	$—
ACA fee assessment paid	—	10,843
Premium written subject to ACA 9010 assessment	706,670	—
Total Adjusted Capital before surplus adjustment	1,755,019	1,667,712
Total Adjusted Capital after surplus adjustment	1,741,089	1,667,712
Authorized Control Level	142,086	139,063

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2017, 2016 and 2015 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $5,464 and $10,275 at December 31, 2017 and 2016, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2017 and 2016, the Company had a related receivable of $4,325 and $8,079, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

NOTE 8 -COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2017 and 2016 are as follows:

	2017	2016
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$9,732	$4,469
Decreases during the year
Premium tax offset applied	(453)	(922)
Charge off of estimated premium tax offset	(4,055)	—
	(4,508)	(922)
Increases during the year
Estimated premium tax offset	—	5,842
Assessments paid	4,320	343
	4,320	6,185
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$9,544	$9,732

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2017 are summarized below. The discount rate applied is 3.5% .

	December 31, 2017
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$8,433	$3,682	$6,301	$2,523

	December 31, 2017
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	43	1-20	6

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2017 and 2016.

Uncollectibility of Assets
The Company had admitted assets of $12,495 and $9,071 at December 31, 2017 and 2016, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2017	2016	2015
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$1,334	$1,822	$2,201
Net gain from operations	$1,334	$1,822	$2,201

Total claim payment volume	$186,957	$160,968	$158,522

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2017	2016	2015
Gross reimbursement for medical cost incurred	$24,659	$24,301	$20,791
Other income or expenses (including interest paid to or received from plans)	2,688	10	10
Gross expenses incurred (claims and administrative)	28,627	23,040	19,309
Net gain (loss) from operations	$(1,280)	$1,271	$1,492

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $4,615, $5,685 and $4,602 in 2017, 2016 and 2015, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $212, $470 and $494 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has subleased a portion of this office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $547, $523, and $518 in 2017, 2016 and 2015, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2017:

Calendar Year	Amount
2018	$3,967
2019	3,179
2020	2,235
2021	920
2022 and thereafter	1,956
Total	$12,257

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $171,281, $170,692 and $102,502 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $726,901, $398,165 and $319,939 for the years ended December 31, 2017, 2016 and 2015, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $106,028 and $103,325 and cash of $18,551 and $14,174 at December 31, 2017 and 2016, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2017 and through March 23, 2018, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2017	2016	2015
Assumed[1,2]	$312,092	$2,259,307	$1,326,182
Ceded	(238,666)	(252,159)	(193,800)
Reinsurance premiums, net	$73,426	$2,007,148	$1,132,382
¹ Includes modco reinsurance premiums of $203,281, $2,057,413 and $0 in 2017, 2016 and 2015, respectively.
2 Includes initial coinsurance premiums from in force block of $0, $88,922 and $1,246,744 in 2017, 2016 and 2015, respectively.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 14 – REINSURANCE, (continued)

The following is a summary of affiliated transactions through reinsurance operations:

	Years Ended December 31
	2017	2016	2015
Reserves for life, accident and health policies:
Assumed	$48,910	$49,796	$50,288
Ceded	94,091	94,310	90,944

The Company entered a coinsurance/modified coinsurance transaction (the Transaction) of a group annuity block with a third party, which was effective on September 1, 2016.

Under the terms of the Transaction, assets of $108,707 and liabilities of $108,707 were transferred to the Company. Concurrently, the Company paid consideration of $75,310.

The initial impacts associated with the Transaction were as follows:

Bonds	$102,632
Cash	(70,015)
Investment income due and accrued	780
Assets	$33,397

Reserves for life contracts	$88,922
Deposit-type funds	18,646
Interest maintenance reserve	1,139
Liabilities	$108,707

The following is the initial impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Transaction:

Pre-tax impact	$(75,310)
Federal income tax impact	459
Net income (loss) impact	$(75,769)

Net impact on surplus	$(70,572)

Tax expense of $459 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. A deferred tax asset of $25,895 was recorded, of which $5,197 was admitted.

Effective July 1, 2016, the Company executed a reinsurance treaty (the Treaty) with Unified Life Insurance Company (ULIC) covering all closed blocks for the prior company of Security Life Insurance Company of America of life, annuity and accident & health insurance as defined in the Treaty. Initially the Treaty operates on a 100% indemnity basis. It is the intention of the parties to transfer this business through an assumption process to be commenced after receiving the regulatory and policyholder approvals. The Texas Department of Insurance (ULIC’s domiciliary regulator) and the Minnesota Department of Commerce (MN DOC) have approved this transaction. The valuation of the liabilities transferred were calculated as of July 1, 2016 upon which assets were transferred to ULIC to support the obligations assumed.

NOTE 14 – REINSURANCE, (continued)

As of July 1, 2016, the following activity was recorded associated with the Treaty:

Net reserves transferred	$23,761
Deposit-type funds	788
Interest maintenance reserve	2,650
Funds withheld under reinsurance	4,168
Other miscellaneous payables	7
Less: Loans on insurance contracts	(974)
Less: Deferred and uncollected premiums	(308)
Net obligations transferred	$30,092

The asset transfer at July 1, 2016 for the Treaty was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$4,197	$3,960
Cash	24,894	24,894
Total	$29,091	$28,854

The difference between the book value of bonds transferred and the fair value was recorded as a realized gain, which was categorized in the Interest maintenance reserve.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Treaty:

Pre-tax impact	$351
Federal income tax impact	—
Net income (loss) impact	$351

Net impact on surplus, net of taxes	$651

The Company provided administrative services to ULIC during a transition period defined in the contract. ULIC took over administration of the business on January 1, 2017.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. Under the terms of the Coinsurance Treaties, assets of $1,356,629 and liabilities of $1,405,962 were transferred to the Company, resulting in a commission and expense allowance of $49,333.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Coinsurance Treaties at December 1, 2015:

Pre-tax impact	$(49,333)
Federal income tax impact	(46,763)
Net income (loss) impact	$(96,096)

Net impact on surplus	$(84,037)

A tax expense of $46,763 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, which included the tax proxy deferred acquisitions costs and the transfer of the excess of statutory over tax reserves. A permanent tax difference of $21,643 was associated with the transfer of assets to support liabilities for which the Company had no tax basis.

NOTE 14 – REINSURANCE, (continued)

As of December 31, 2017 and 2016, invested assets of $1,205,361 and $1,239,732, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 6.0% and 6.6% of the Company’s admitted assets at December 31, 2017 and 2016, respectively.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2017	2016	2015
Total reserve for unpaid claims at January 1	$278,445	$273,125	$260,670
Less reinsurance assumed	(17,375)	(18,158)	(18,601)
Plus reinsurance ceded	134,926	135,034	122,641
Direct balance	395,996	390,001	364,710

Incurred related to:
Current year	529,845	551,312	549,678
Prior year	(3,923)	(17,584)	(5,696)
Total incurred	525,922	533,728	543,982

Paid related to:
Current year	448,919	450,180	443,566
Prior year	80,784	77,553	75,125
Total paid	529,703	527,733	518,691

Direct balance	392,215	395,996	390,001
Plus reinsurance assumed	17,455	17,375	18,158
Less reinsurance ceded	(137,198)	(134,926)	(135,034)
Total reserve for unpaid claims at December 31	$272,472	$278,445	$273,125

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,923, $17,584 and $5,696 for the years ended December 31, 2017, 2016 and 2015, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2017.

The Company paid assumed reinsurance claims of $68,418, $69,370 and $62,527 and incurred assumed reinsurance claims of $68,498, $68,586 and $62,084 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company paid ceded reinsurance claims of $20,556, $20,153 and $18,404, and incurred ceded reinsurance claims of $22,828, $20,045 and $30,797 for the years ended December 31, 2017, 2016 and 2015, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2017 and 2016, respectively, the Company had $6,390,805 and $5,694,620 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $25,026 and $25,779 at December 31, 2017 and 2016, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2017
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,249,798	$—	$—	$1,249,798	11.2%
At book value less current surrender
charge of 5% or more	693,689	—	—	693,689	6.2%
At fair value	—	—	6,500,005	6,500,005	58.1%
Total with adjustment or at fair value	1,943,487	—	6,500,005	8,443,492	75.5%
At book value without adjustment
(minimal or no charge)	2,028,701	—	—	2,028,701	18.1%
Not subject to discretionary withdrawal	715,953	—	—	715,953	6.4%
Total gross	4,688,141	—	6,500,005	11,188,146	100.0%
Reinsurance ceded	43,892	—	—	43,892
Total annuity reserves and deposit-type funds	$4,644,249	$—	$6,500,005	$11,144,254

	2016
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,093,738	$—	$—	$1,093,738	10.8%
At book value less current surrender
charge of 5% or more	647,759	—	—	647,759	6.4%
At fair value	—	—	5,553,785	5,553,785	55.0%
Total with adjustment or at fair value	1,741,497	—	5,553,785	7,295,282	72.2%
At book value without adjustment
(minimal or no charge)	2,026,229	—	—	2,026,229	20.1%
Not subject to discretionary withdrawal	773,084	—	—	773,084	7.7%
Total gross	4,540,810	—	5,553,785	10,094,595	100.0%
Reinsurance ceded	57,174	—	—	57,174
Total annuity reserves and deposit-type funds	$4,483,636	$—	$5,553,785	$10,037,421

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2017	2016
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,660,867	$3,584,402
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	20,792	20,623
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	962,590	878,611
	4,644,249	4,483,636
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	6,500,005	5,553,785
Total	$11,144,254	$10,037,421

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2017		2016
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$6,032	$4,408	$4,845	$2,738
Ordinary renewal	39,415	50,673	36,435	46,396
Group life	4	4	7	7
Total	$45,451	$55,085	$41,287	$49,141

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2017, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2017 and 2016 the Company’s Separate Account Statements included legally insulated assets of $7,436,334 and $6,404,013, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2017	2016	2015
For the year ended December 31:
Premiums, considerations or deposits	$967,941	$703,809	$692,103
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$7,386,154	$6,345,937

Reserves subject to discretionary withdrawal:
At fair value	$7,386,154	$6,345,937
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$7,386,154	$6,345,937

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2017	2016	2015
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$967,941	$703,809	$692,103
Transfers from the separate accounts	(982,094)	(1,027,220)	(970,005)
Net transfers from separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(14,153)	$(323,411)	$(277,902)

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2017	2016	2015
Statutory net income (loss) as reported	$106,312	$(4,796)	$(9,654)
Insurance reserves	658,652	338,568	77,210
Deferred policy acquisition costs and intangible assets	(2,004)	296	15,752
Deferred income taxes and other tax reclassifications	45,050	(3,063)	45,203
Gains and losses on investments	(5,946)	(4,184)	(1,858)
Income related to investments	25,004	5,499	(26,120)
Earnings of subsidiaries	7,548	(5,709)	3,575
Modco reserve adjustment, net	(274,754)	(120,972)	—
Separate account transfers assumed	(377,308)	(130,195)	—
Other	(858)	4,993	(1,142)
GAAP net income	$181,696	$80,437	$102,966

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY, (continued)

	2017	2016	2015
Statutory surplus as reported	$1,555,583	$1,484,066	$1,532,221
Insurance reserves	126,972	131,572	107,654
Deferred policy acquisition costs and intangible assets	669,615	662,366	645,640
Deferred income taxes	(222,172)	(328,783)	(270,771)
Valuation of investments	163,832	43,651	(58,139)
Statutory investment reserves	253,746	243,167	245,237
Goodwill	45,698	45,698	15,315
Subsidiary equity	176,952	156,782	164,900
Statutory non-admitted assets	132,459	194,457	173,389
Surplus notes	(49,693)	(49,659)	(49,624)
Other	426	441	(2,825)
GAAP equity	$2,853,418	$2,583,758	$2,502,997

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

a)	Financial Statements

The financial statements of the subaccounts of Ameritas Variable Separate Account VA-2 and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Variable Separate Account VA-2:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2017.
Statements of Operations for the period ended December 31, 2017.
Statements of Changes in Net Assets for the periods ended December 31, 2017 and 2016.
Financial Highlights for the periods ended December 31, 2017, 2016, 2015, 2014, and 2013.
Notes to Financial Statements for the periods ended December 31, 2017 and 2016.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2017 and 2016.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2017.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2017.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2017, 2016, and 2015.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.	Financial Statements and Exhibits (continued)

b)	Exhibits

Exhibit Number	Description of Exhibit

(1)	(a)		Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account VA-2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-36507, filed September 26, 1997, EX-99.B1.
(1)	(b)		Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account VA-2 to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.
(2)			Custody Agreements. Not Applicable
(3)	(a)		Fourth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVA Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-205138, filed April 26, 2018, EX.3(a).
(3)	(b)		Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(4)	(a)	(1)	Form of Variable Annuity Contract, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.1.
(4)	(a)	(2)	Form of Variable Annuity Contract, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.2.
(4)	(b)	(1)	Enhanced Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.B.
(4)	(b)	(2)	Enhanced Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.B.
(4)	(c)	(1)	Minimum Premium Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.C.
(4)	(c)	(2)	Minimum Premium Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.C.
(4)	(d)	(1)	No Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.D.
(4)	(d)	(2)	No Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.D.
(4)	(e)	(1)	Four-Year Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.E.
(4)	(e)	(2)	Four-Year Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.E.

(4)	(f)	(1)	Return of Premium Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.F.
(4)	(f)	(2)	Return of Premium Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.F.
(4)	(g)	(1)	Step-Up Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.G.
(4)	(g)	(2)	Step-Up Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.G.
(4)	(h)	(1)	GLWB Rider (Waypoint Income Rider), Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.1.
(4)	(h)	(2)	GLWB Rider (Waypoint Income Rider), Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.2.
(5)	(a)		Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-5.A.
(6)	(a)		Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX-99.A.
(6)	(b)		Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.
(7)			Reinsurance Agreements. Not applicable.
(8)	(a)		Participation Agreements.
		(1)	AB Variable Products Series Fund, Inc. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.1.
		(2)	AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1
		(3)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H.2.
		(4)	American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.4.
		(5)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1), and Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, Exhibit 8(a)3.
		(6)	Columbia Funds Variable Insurance Trust. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-206889, filed April 29, 2016, Exhibit 8(a)(6).
		(7)	Columbia Funds Variable Insurance Trust I. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-206889, filed April 29, 2016, Exhibit 8(a)(7).
		(8)	Columbia Funds Variable Series Trust II. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-206889, filed April 29, 2016, Exhibit 8(a)(8).

		(9)	Deutsche Variable Series II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
		(10)	Dreyfus. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H(1).
		(11)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
		(12)	Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151913, filed November 12, 2008 EX.99.H.3.
		(13)	Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151914, filed November 12, 2008, EX.99.H.4.
		(14)	Janus Aspen Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.12.
		(15)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
		(16)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).
		(17)	MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.15.
		(18)	Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.
		(19)	Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.
		(20)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
		(21)	Putnam Variable Trust. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.18.
		(22)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
		(23)	VanEck. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 initial Registration Statement to Registration No. 333-91670, filed July 1, 2002, EX.99.8.
(8)	(b)		Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(8)	(c)		Service Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX. 99.I(1).
(9)			Opinion and Consent of Counsel. Exhibit 9, filed herein.
(10)			Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)			Omitted Financial Statements. Not applicable.
(12)			Initial Capital Agreements. Not applicable.
(13)			Powers of Attorney. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account VA-2 Form N-4 Post-Effective Amendment No. 2 to Registration No. 333-206889, filed February 27, 2017, EX.13, and filed herein.

Item 25.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair & Chief Executive Officer
William W. Lester	Director, President & Chief Operating Officer
James P. Abel	Director
John S. Dinsdale	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
James J. Barone	Senior Vice President, Group Distribution
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Christine M. Neighbors	Senior Vice President, General Counsel
April L. Rimpley	Senior Vice President, Human Resources
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26.	Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27.	Number of Contract Owners

As of March 31, 2018, there were 14,317 qualified contracts and 5,134 non-qualified contracts in the Separate Account.

Item 28.	Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

a)	Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Cheryl L. Heilman*	Director & President
Ryan C. Beasley*	Director
Brent F. Korte*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Gerald Q. Herbert*	Vice President, Chief Financial Officer
Robert-John H. Sands*	Corporate Secretary

*	Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

c)	Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$6,517,460	$0	$18,487	$341,067

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.	Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.	Undertakings

Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account VA-2, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th day of April, 2018.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2018.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair & Chief Executive Officer
William W. Lester*	Director, President & Chief Operating Officer
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp**	Director
James R. Krieger *	Director
Patricia A. McGuire	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division
Susan K. Wilkinson	Senior Vice President, & Chief Financial Officer & Treasurer

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of January 1, 2017.

**	Signed by Ann D. Diers under Powers of Attorney executed effective as of February 15, 2018.

Exhibit Index

Exhibit

9	Opinion and Consent of Counsel
10	Consents of Independent Auditors and Independent Registered Public Accounting Firm.
13	Powers of Attorney